As filed with the Securities and Exchange Commission on June 30, 2005
                                                    1933 Act File No. 333-125838
                                                    1940 Act File No. 811-21777


                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                             REGISTRATION STATEMENT
                      UNDER THE SECURITIES ACT OF 1933             [ ]
                          PRE-EFFECTIVE AMENDMENT NO. 1            [X]
                          POST-EFFECTIVE AMENDMENT NO.             [ ]


                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940              [ ]
                                 AMENDMENT NO. 1                   [X]
                        (CHECK APPROPRIATE BOX OR BOXES)

                             JOHN HANCOCK FUNDS III
                             ----------------------
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210
                ------------------------------------------------
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (617) 663-2844
        -----------------------------------------------------------------

                                JOHN J. DANELLO
                601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210
                ------------------------------------------------
                    NAME AND ADDRESS (OF AGENT FOR SERVICE)

                          COPIES OF COMMUNICATIONS TO:

                              MARK P. GOSHKO, ESQ.
                  KIRKPATRICK & LOCKHART NICHOLSON GRAHAM LLP
                                75 STATE STREET
                          BOSTON, MASSACHUSETTS 02109

     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

     It is proposed that this filing will become effective (check appropriate box):

[  ]  immediately upon filing pursuant to paragraph (b)

[  ]  on (date) pursuant to paragraph (b)

[  ]  60 days after filing pursuant to paragraph (a)(1)

[  ]  on (date) pursuant to paragraph (a)(1)

[  ]  75 days after filing pursuant to paragraph (a)(2)

[  ]  on (date) pursuant to paragraph (a)(2) of rule 485

      If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                      ------------------------------------


     THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATES AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

JOHN HANCOCK FUNDS III


PROSPECTUS



_______________, 2005



U.S. Core Fund

U.S. Quality Equity Fund

Active Value Fund

Intrinsic Value Fund

Growth Fund

International Core Fund

International Growth Fund

Global Fund

Value Opportunities Fund

Growth Opportunities Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents

JOHN HANCOCK FUNDS III

      U.S. Core Fund

      U.S. Quality Equity Fund

      Active Value Fund

      Intrinsic Value Fund

      Growth Fund

      International Core Fund

      International Growth Fund

      Global Fund

      Value Opportunities Fund

      Growth Opportunities Fund

DESCRIPTION OF PRINCIPAL RISKS

YOUR ACCOUNT

      Choosing a share class

      Who Can Buy Class I, R, 1 and 3 Shares

      Class A, B, C Cost Structure

           How sales charges are calculated

           Sales charge reductions and waivers

           Opening an account

           Buying shares

           Selling shares

      Class I Cost Structure

           Opening an account

           Buying shares

           Selling shares

      Class R Cost Structure

           Opening an account

           Information for plan participants

           Buying shares

           Selling shares

      Class 1 and Class 3 Cost Structure

           Opening an account

           Information for plan participants

           Buying shares

           Selling shares

      Transaction policies

      Dividends and account policies

      Additional investor services

FUND DETAILS

      Business structure

      Management biographies

FOR MORE INFORMATION

BACK COVER

OVERVIEW

JOHN HANCOCK FUNDS III

The series (each a "fund" and collectively, the "Funds") of the John Hancock Funds III (the "Trust") seek long-term growth by investing primarily in common stocks. However, each Fund has its own strategy and its own risk profile.

WHO MAY WANT TO INVEST

These Funds may be appropriate for investors who:

o    have longer time horizons

o    want to diversify their portfolios

o    are seeking funds for the equity portion of an asset allocation portfolio

o are investing for retirement or other goals that are many years in the future

THE FUNDS MAY NOT BE APPROPRIATE IF YOU:

o    are investing with a shorter time horizon in mind

o    are uncomfortable with an investment that may go up and down in value

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM

John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC) (the "Adviser") is the adviser to the Funds. The Adviser is a Delaware limited liability company whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The ultimate controlling parent of the Adviser is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

     o    Goal and strategy

The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

     o    Main risks

The major risk factors associated with the fund.

     o    Past performance

The fund's total return, measured year-by-year and over time.

     o    Your expenses

The overall costs borne by an investor in the fund, including sales charges and annual expenses.

U.S. Core Fund

GOAL AND STRATEGY

The fund seeks high total return. The fund seeks to achieve its objective by outperforming its benchmark; currently, the S&P 500 Index, an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's.

The fund typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market. Under normal circumstances, the fund invests at least 80% of its assets in investments tied economically to the U.S.

The managers use proprietary research and multiple quantitative models to seek out stocks they believe are undervalued as well as stocks the managers believe have improving fundamentals. Generally, these stocks are out of favor with investors and currently trading at prices below what the managers believe to be their true fundamental value. The managers also use proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the managers and the models used may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

BENCHMARK

The fund's benchmark is the S&P 500 Index, an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's.

PAST PERFORMANCE

The Fund has no past performance because it has not yet commenced operations.

MAIN RISKS

The value of an investment in the fund changes with the value of the fund's investments. Many factors can affect this value, and an investor may lose money by investing in the fund. Following is a brief summary of the principal risks of an investment in the fund; for a more complete discussion of these risks, see "Description of Principal Risks."

     o Market Risk--Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Other principal risks of an investment in the fund include:

     o Market Risk--Value Securities (e.g., risk that the market may not recognize the values of securities purchased by the fund, causing their prices to decline or fail to approach the values that the managers anticipate)

     o Derivatives Risk (e.g., use of derivatives by the fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the fund)

     o Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty).

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

-------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION               CLASS A  CLASS B  CLASS C  CLASS I  CLASS    CLASS 1    CLASS 3
EXPENSES(1)                                                                 R
-------------------------------------------------------------------------------------------------------
Maximum front-end sales charge
(load) on purchases as a % of          5.00%    None     None     None     None      None      None
purchase price
-------------------------------------------------------------------------------------------------------
Maximum deferred sales charge
(load) as a % of purchase or sale     None(2)   5.00%    1.00%    None     None      None      None
price, whichever is less
-------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES             CLASS A  CLASS B  CLASS C  CLASS I  CLASS    CLASS 1    CLASS 3
                                                                            R
-------------------------------------------------------------------------------------------------------
Management fee                         0.78%    0.78%    0.78%    0.78%    0.78%    0.78%      0.78%
-------------------------------------------------------------------------------------------------------
Distribution and service
(12b-1) fee                            0.30%    1.00%    1.00%    0.00%    0.50%    0.05%      0.40%
-------------------------------------------------------------------------------------------------------
Service plan fee                       None     None     None     None     0.25%    0.__%      0.__%
-------------------------------------------------------------------------------------------------------
----------
(1) A $4.00 fee will be charged for wire redemptions
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

-------------------------------------------------------------------------------------------------------
Other expenses                         ----%    ----%    ----%    ----%    ----%    ----%      ----%
-------------------------------------------------------------------------------------------------------
Total annual operating expenses(3)     ----%    ----%    ----%    ----%    ----%    ----%      ----%
-------------------------------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

-----------------------------------------------------------------------
EXPENSES                                         YEAR 1      YEAR 3
-----------------------------------------------------------------------
Class A                                          $----        $----
-----------------------------------------------------------------------
Class B with redemption                          $----        $----
-----------------------------------------------------------------------
Class B without redemption                       $----        $----
-----------------------------------------------------------------------
Class C with redemption                          $----        $----
-----------------------------------------------------------------------
Class C without redemption                       $----        $----
-----------------------------------------------------------------------
Class I                                          $----        $----
-----------------------------------------------------------------------
Class R                                          $----        $----
-----------------------------------------------------------------------
Class 1                                          $----        $----
-----------------------------------------------------------------------
Class 3                                          $----        $----
-----------------------------------------------------------------------

----------
(3) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

SUBADVISER

Grantham, Mayo, Van Otterloo & Co. LLC

Responsible for day-to-day investment management

Founded in 1977 and supervised by the Adviser

PORTFOLIO MANAGERS



See page __  for the management biographies.

FUND CODES

Class A       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class B       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class C       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class I       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class R       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class 1       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class 3       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

U.S. QUALITY EQUITY FUND

GOAL AND STRATEGY

The fund seeks high total return. The fund seeks to achieve its objective by outperforming its benchmark; currently, the S&P 500 Index, an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's.

The fund typically makes equity investments in larger capitalized U.S. companies. Under normal circumstances, the fund invests at least 80% of its assets in equity investments tied economically to the U.S. The fund typically holds between 40-80 stocks.

The managers use proprietary quality models to evaluate an issuer's quality score based on several factors, including, but not limited to, expected earnings volatility (actual historical volatility and current volatility as measured by the disparity among analysts' current estimates), profits (return on equity), and operation and financial leverage (amount of fixed operating costs together with total outstanding debt in relation to equity).

The managers also use proprietary research and multiple quantitative models to seek out stocks they believe are undervalued as well as stocks the managers believe have improving fundamentals. Generally, these stocks are out of favor with investors and currently trading at prices below what the managers believe to be their true fundamental value. The managers also use proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the managers and the models used may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

BENCHMARK

The fund's benchmark is the S&P 500 Index, an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's.

PAST PERFORMANCE

The Fund has no past performance because it has not yet commenced operations.

MAIN RISKS

The value of an investment in the fund changes with the value of the fund's investments. Many factors can affect this value, and an investor may lose money by investing in the fund. Following is a brief summary of the principal risks of an investment in the fund; for a more complete discussion of these risks, see "Description of Principal Risks."

     o Market Risk--Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

     o Non-Diversification Risk - The fund is non-diversified, which means it is allowed to invest in a relatively small number of securities. Because the fund may invest a greater percentage of its assets in the securities of a single issuer than if it were diversified, a decline in the market value of a particular security held by the fund may affect the fund's performance more than if the fund were diversified.

Other principal risks of an investment in the fund include:

     o Market Risk--Value Securities (e.g., risk that the market may not recognize the values of securities purchased by the fund, causing their prices to decline or fail to approach the values that the managers anticipate)

     o Derivatives Risk (e.g., use of derivatives by the fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the fund)

     o Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty).

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

-------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION               CLASS A  CLASS B  CLASS C  CLASS I  CLASS    CLASS 1    CLASS 3
EXPENSES(1)                                                                 R
-------------------------------------------------------------------------------------------------------
Maximum front-end sales charge
(load) on purchases as a % of          5.00%    None     None     None     None      None      None
purchase price
-------------------------------------------------------------------------------------------------------
Maximum deferred sales charge
(load) as a % of purchase or sale     None(2)   5.00%    1.00%    None     None      None      None
price, whichever is less
-------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES             CLASS A  CLASS B  CLASS C  CLASS I  CLASS    CLASS 1    CLASS 3
                                                                            R
-------------------------------------------------------------------------------------------------------
Management fee                         0.78%    0.78%    0.78%    0.78%    0.78%    0.78%      0.78%
-------------------------------------------------------------------------------------------------------
Distribution and service
(12b-1) fee                            0.30%    1.00%    1.00%    0.00%    0.50%    0.05%      0.40%
-------------------------------------------------------------------------------------------------------
Service plan fee                       None     None     None     None     0.25%    0.__%      0.__%
-------------------------------------------------------------------------------------------------------
Other expenses                         ----%    ----%    ----%    ----%    ----%    ----%      ----%
-------------------------------------------------------------------------------------------------------
Total annual operating expenses(3)     ----%    ----%    ----%    ----%    ----%    ----%      ----%
-------------------------------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

---------------------------------------------------------------------
EXPENSES                                         YEAR 1      YEAR 3
---------------------------------------------------------------------
Class A                                          $----        $----
---------------------------------------------------------------------
Class B with redemption                          $----        $----
---------------------------------------------------------------------

----------
(1) A $4.00 fee will be charged for wire redemptions
(2) Except for investments of $1 million or more; see "How sales charges are calculated."
(3) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

---------------------------------------------------------------------
Class B without redemption                       $----        $----
---------------------------------------------------------------------
Class C with redemption                          $----        $----
---------------------------------------------------------------------
Class C without redemption                       $----        $----
---------------------------------------------------------------------
Class I                                          $----        $----
---------------------------------------------------------------------
Class R                                          $----        $----
---------------------------------------------------------------------
Class 1                                          $----        $----
---------------------------------------------------------------------
Class 3                                          $----        $----
---------------------------------------------------------------------

SUBADVISER

Grantham, Mayo, Van Otterloo & Co. LLC

Responsible for day-to-day investment management

Founded in 1977 and supervised by the Adviser

PORTFOLIO MANAGERS


See page __  for the management biographies.


FUND CODES

Class A       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class B       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class C       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class I       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class R       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class 1       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class 3       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

ACTIVE VALUE FUND

GOAL AND STRATEGY

The fund seeks long-term capital growth. The fund seeks to achieve its objective by outperforming its benchmark.

The fund typically makes equity investments in companies whose stocks are included in the Russell 1000 Index, or in companies with size and value characteristics similar to those of companies with stocks in the Index.

The managers use proprietary quantitative models to identify an initial group of stocks trading at prices below what the managers believe to be their true fundamental value. The managers then apply traditional fundamental analysis to evaluate a potential issuer's financial, operational, and management strength. The managers evaluate the resulting stock selection in light of the analysis of the attractiveness of sectors and industries and tilts the final portfolio accordingly.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

BENCHMARK

The fund's benchmark is the Russell 1000 Value Index, which measures the performance of stocks included in the Russell 1000 Index (a large capitalization U.S. stock index) with lower price-to-book ratios and lower forecasted growth values, and which is independently maintained and published by the Frank Russell Company.

PAST PERFORMANCE

The Fund has no past performance because it has not yet commenced operations.

MAIN RISKS

The value of an investment in the fund changes with the value of the fund's investments. Many factors can affect this value, and an investor may lose money by investing in the fund. Following is a brief summary of the principal risks of an investment in the fund; for a more complete discussion of these risks, see "Description of Principal Risks."

     o Market Risk--Equity Securities--Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

     o Market Risk--Value Securities-- Certain equity securities ("value securities") are purchased primarily because they are selling at a price lower than what the managers believe to be their true value. The fund bears the risk that the companies that issued those securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that the managers anticipate.

Other principal risks of an investment in the fund include:

     o Derivatives Risk (e.g., use of derivatives by the fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the fund)

     o Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty)

     o Non-Diversification Risk (e.g., the fund is non-diversified and therefore a decline in the market value of a particular security held by the fund may affect the fund's performance more than if the fund were diversified).

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

-------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION               CLASS A  CLASS B  CLASS C  CLASS I  CLASS    CLASS 1    CLASS 3
EXPENSES(1)                                                                 R
-------------------------------------------------------------------------------------------------------
Maximum front-end sales charge
(load) on purchases as a % of          5.00%    None     None     None     None      None      None
purchase price
-------------------------------------------------------------------------------------------------------
Maximum deferred sales charge
(load) as a % of purchase or sale     None(2)   5.00%    1.00%    None     None      None      None
price, whichever is less
-------------------------------------------------------------------------------------------------------

----------
(1) A $4.00 fee will be charged for wire redemptions
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

-------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES             CLASS A  CLASS B  CLASS C  CLASS I  CLASS    CLASS 1    CLASS 3
                                                                            R
-------------------------------------------------------------------------------------------------------
Management fee                         0.88%    0.88%    0.88%    0.88%    0.88%    0.88%      0.88%
-------------------------------------------------------------------------------------------------------
Distribution and service (12b-1)
fee                                    0.30%    1.00%    1.00%    0.00%    0.50%    0.05%      0.40%
-------------------------------------------------------------------------------------------------------
Service plan fee                       None     None     None     None     0.25%    0.__%      0.__%
-------------------------------------------------------------------------------------------------------
Other expenses                         ----%    ----%    ----%    ----%    ----%    ----%      ----%
-------------------------------------------------------------------------------------------------------
Total annual operating expenses(3)     ----%    ----%    ----%    ----%    ----%    ----%      ----%
-------------------------------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

---------------------------------------------------------------------
EXPENSES                                         YEAR 1      YEAR 3
---------------------------------------------------------------------
Class A                                          $----        $----
---------------------------------------------------------------------
Class B with redemption                          $----        $----
---------------------------------------------------------------------
Class B without redemption                       $----        $----
---------------------------------------------------------------------
Class C with redemption                          $----        $----
---------------------------------------------------------------------
Class C without redemption                       $----        $----
---------------------------------------------------------------------
Class I                                          $----        $----
---------------------------------------------------------------------
Class R                                          $----        $----
---------------------------------------------------------------------
----------
(3) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

---------------------------------------------------------------------
Class 1                                          $----        $----
---------------------------------------------------------------------
Class 3                                          $----        $----
---------------------------------------------------------------------

SUBADVISER

Grantham, Mayo, Van Otterloo & Co. LLC

Responsible for day-to-day investment management

Founded in 1977 and supervised by the Adviser

PORTFOLIO MANAGERS

See page __  for the management biographies.

FUND CODES

Class A       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class B       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class C       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class I       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class R       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class 1       Ticker
              CUSIP
              Newspaper
              SEC number

              JH fund number

Class 3       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

INTRINSIC VALUE FUND

GOAL AND STRATEGY

The fund seeks to achieve long-term capital growth. The fund seeks to achieve its objective by outperforming its benchmark.

The fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and value characteristics similar to those of companies with stocks in the Index.

The managers use proprietary research and multiple quantitative models to seek out stocks it believes are undervalued and have improving fundamentals. Generally, these stocks are trading at prices below what the managers believe to be their true fundamental value. The managers also use proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the managers and the models used may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

BENCHMARK

The fund's benchmark is the Russell 1000 Value Index, which measures the performance of stocks included in the Russell 1000 Index (a large capitalization U.S. stock index) with lower price-to-book ratios and lower forecasted growth values, and which is independently maintained and published by the Frank Russell Company.

PAST PERFORMANCE

The Fund has no past performance because it has not yet commenced operations.

MAIN RISKS

      The value of an investment in the fund changes with the value of the fund's investments. Many factors can affect this value, and an investor may lose money by investing in the fund. Following is a brief summary of the principal risks of an investment in the fund; for a more complete discussion of these risks, see "Description of Principal Risks."

     o Market Risk--Equity Securities-- Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

     o Market Risk--Value Securities-- Certain equity securities ("value securities") are purchased primarily because they are selling at a price lower than what the managers believe to be their true value. The fund bears the risk that the companies that issued those securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that the Managers anticipate.

      Other principal risks of an investment in the fund include

     o Derivatives Risk (e.g., use of derivatives by the fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the fund)

     o Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty)

     o Non-Diversification Risk (e.g., the fund is non-diversified and therefore a decline in the market value of a particular security held by the fund may affect the fund's performance more than if the fund were diversified)

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

-------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION               CLASS A  CLASS B  CLASS C  CLASS I  CLASS    CLASS 1    CLASS 3
EXPENSES(1)                                                                 R
-------------------------------------------------------------------------------------------------------
Maximum front-end sales charge
(load) on purchases as a % of          5.00%    None     None     None     None      None      None
purchase price
-------------------------------------------------------------------------------------------------------
Maximum deferred sales charge
(load) as a % of purchase or sale     None(2)   5.00%    1.00%    None     None      None      None
price, whichever is less
-------------------------------------------------------------------------------------------------------
----------
(1) A $4.00 fee will be charged for wire redemptions

(2) Except for investments of $1 million or more; see "How sales charges are calculated."

-------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES             CLASS A  CLASS B  CLASS C  CLASS I  CLASS    CLASS 1    CLASS 3
                                                                            R
-------------------------------------------------------------------------------------------------------
Management fee
                                       0.78%    0.78%    0.78%    0.78%    0.78%    0.78%      0.78%
-------------------------------------------------------------------------------------------------------
Distribution and service (12b-1)
fee                                    0.30%    1.00%    1.00%    0.00%    0.50%    0.05%      0.40%
-------------------------------------------------------------------------------------------------------
Service plan fee
                                       None     None     None     None     0.25%    0.__%      0.__%
-------------------------------------------------------------------------------------------------------
Other expenses
                                       ----%    ----%    ----%    ----%    ----%    ----%      ----%
-------------------------------------------------------------------------------------------------------
Total annual operating expenses(3)
                                       ----%    ----%    ----%    ----%    ----%    ----%      ----%
-------------------------------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

---------------------------------------------------------------------
EXPENSES                                         YEAR 1      YEAR 3
---------------------------------------------------------------------
Class A
                                                 $----        $----
---------------------------------------------------------------------
Class B with redemption
                                                 $----        $----
---------------------------------------------------------------------
Class B without redemption
                                                 $----        $----
---------------------------------------------------------------------
Class C with redemption
                                                 $----        $----
---------------------------------------------------------------------
Class C without redemption
                                                 $----        $----
---------------------------------------------------------------------
Class I
                                                 $----        $----
---------------------------------------------------------------------
Class R
                                                 $----        $----
---------------------------------------------------------------------
----------
(3) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

---------------------------------------------------------------------
Class 1
                                                 $----        $----
---------------------------------------------------------------------
Class 3
                                                 $----        $----
---------------------------------------------------------------------

SUBADVISER

Grantham, Mayo, Van Otterloo & Co. LLC

Responsible for day-to-day investment management

Founded in 1977 and supervised by the Adviser


PORTFOLIO MANAGERS


See page __  for the management biographies.

FUND CODES

Class A       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class B       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class C       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class I       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class R       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class 1       Ticker
              CUSIP
              Newspaper
              SEC number

              JH fund number

Class 3       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

GROWTH FUND

GOAL AND STRATEGY

The fund seeks long-term capital growth. The fund seeks to achieve its objective by outperforming its benchmark.

The fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.

The managers use proprietary research and multiple quantitative models to identify stocks it believes have improving fundamentals. The managers then narrow the selection to those stocks it believes have growth characteristics and are undervalued. Generally, these growth stocks are trading at prices below what the managers believe to be their true fundamental value. The managers also use proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the managers and the models used may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

BENCHMARK

The fund's benchmark is the Russell 1000 Growth Index, which measures the performance of stocks included in the Russell 1000 Index (a large capitalization U.S. stock index) with higher price-to-book ratios and higher forecasted growth values, and which is independently maintained and published by the Frank Russell Company.

PAST PERFORMANCE

The Fund has no past performance because it has not yet commenced operations.

MAIN RISKS

      The value of an investment in the fund changes with the value of the fund's investments. Many factors can affect this value, and an investor may lose money by investing in the fund. Following is a brief summary of the principal risks of an investment in the fund; for a more complete discussion of these risks, see "Description of Principal Risks."

     o Market Risk--Equity Securities-- Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

     o Market Risk--Growth Securities-- Certain equity securities ("growth securities") are purchased primarily because the managers believe that they will experience relatively rapid earnings growth. These securities typically trade at higher multiples of current earnings than other types of stock. Growth securities are often more sensitive to market fluctuations, since their market prices tend to place greater emphasis on future earnings expectations.

      Other principal risks of an investment in the fund include:

     o Derivatives Risk (e.g., use of derivatives by the fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the fund)

     o Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty)

     o Non-Diversification Risk (e.g., the fund is non-diversified and therefore a decline in the market value of a particular security held by the fund may affect the fund's performance more than if the fund were diversified)

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

-------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION               CLASS A  CLASS B  CLASS C  CLASS I  CLASS R  CLASS 1    CLASS 3
EXPENSES(1)
-------------------------------------------------------------------------------------------------------
Maximum front-end sales charge
(load) on purchases as a % of          5.00%    None     None     None     None      None      None
purchase price
-------------------------------------------------------------------------------------------------------
Maximum deferred sales charge
(load) as a % of purchase or sale     None(2)   5.00%    1.00%    None     None      None      None
price, whichever is less
-------------------------------------------------------------------------------------------------------
----------
(1) A $4.00 fee will be charged for wire redemptions
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

-------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES             CLASS A  CLASS B  CLASS C  CLASS I  CLASS    CLASS 1    CLASS 3
                                                                            R
-------------------------------------------------------------------------------------------------------
Management fee                         0.80%    0.80%    0.80%    0.80%    0.80%    0.80%      0.80%
-------------------------------------------------------------------------------------------------------
Distribution and service (12b-1)
fee                                    0.30%    1.00%    1.00%    0.00%    0.50%    0.05%      0.40%
-------------------------------------------------------------------------------------------------------
Service plan fee                       None     None     None     None     0.25%    0.__%      0.__%
-------------------------------------------------------------------------------------------------------
Other expenses                         ----%    ----%    ----%    ----%    ----%    ----%      ----%
-------------------------------------------------------------------------------------------------------
Total annual operating expenses(3)     ----%    ----%    ----%    ----%    ----%    ----%      ----%
-------------------------------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

---------------------------------------------------------------------
EXPENSES                                         YEAR 1      YEAR 3
---------------------------------------------------------------------
Class A                                          $----        $----
---------------------------------------------------------------------
Class B with redemption                          $----        $----
---------------------------------------------------------------------
Class B without redemption                       $----        $----
---------------------------------------------------------------------
Class C with redemption                          $----        $----
---------------------------------------------------------------------
Class C without redemption                       $----        $----
---------------------------------------------------------------------
Class I                                          $----        $----
---------------------------------------------------------------------
Class R                                          $----        $----
---------------------------------------------------------------------
----------
(3) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

---------------------------------------------------------------------
Class 1                                          $----        $----
---------------------------------------------------------------------
Class 3                                          $----        $----
---------------------------------------------------------------------

SUBADVISER

Grantham, Mayo, Van Otterloo & Co. LLC

Responsible for day-to-day investment management

Founded in 1977 and supervised by the Adviser

PORTFOLIO MANAGERS


See page __  for the management biographies.

FUND CODES

Class A       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class B       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class C       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class I       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class R       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class 1       Ticker
              CUSIP
              Newspaper
              SEC number

              JH fund number

Class 3       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

INTERNATIONAL CORE FUND

GOAL AND STRATEGY

The fund seeks high total return. The fund seeks to achieve its objective by outperforming its benchmark.

The fund typically invests in a diversified portfolio of equity investments from developed markets outside the U.S. Under normal circumstances, the fund invests at least 80% of its assets in equity investments.

The managers use proprietary research and multiple quantitative models to evaluate and select individual stocks, countries, and currencies based on several factors, including:

     o    Stocks-- valuation, firm quality, and improving fundamentals;

     o Countries-- stock market valuation, positive GDP trends, positive market sentiment, and industrial competitiveness; and

     o Currencies-- export and producer price parity, balance of payments, interest rate differential, and relative strength of currencies.

The factors considered by the managers and the models used may change over time. In using these models to construct the fund's portfolio, the managers expect that stock selection will reflect a slight bias for value stocks over growth stocks. The managers seek to manage the fund's exposure to market capitalization categories (e.g., small cap, medium cap, and large cap) relative to the fund's benchmark.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments);
(iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the fund. However, the fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The fund may also take active overweighted and under weighted positions in particular currencies relative to its benchmark.

BENCHMARK

The fund's benchmark is the MSCI EAFE Index (Europe, Australasia, and Far East), a large capitalization international stock index, which is independently maintained and published by Morgan Stanley Capital International.

PAST PERFORMANCE

The Fund has no past performance because it has not yet commenced operations.

MAIN RISKS

The value of an investment in the fund changes with the value of the fund's investments. Many factors can affect this value, and an investor may lose money by investing in the fund. Following is a brief summary of the principal risks of an investment in the fund; for a more complete discussion of these risks, see "Description of Principal Risks."

     o Market Risk--Equity Securities-- Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

     o Foreign Investment Risk-- The value of foreign securities may change more rapidly and extremely than the value of U.S. securities. Foreign markets may be less stable, smaller, less liquid, less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments.

     o Liquidity Risk-- The fund's ability to sell securities may be adversely affected by market size or legal restrictions.

     o Currency Risk-- Fluctuations in exchange rates may adversely affect the U.S. dollar value of the fund's foreign currency holdings and investments in securities denominated in foreign currencies, or related derivative instruments. To the extent the fund hedges currency exposure, it is exposed to the risk that the U.S. dollar will decline relative to the hedged currency.

Other principal risks of an investment in the Fund include:

     o Market Risk--Value Securities (e.g., risk that the market may not recognize the values of securities purchased by the fund, causing their prices to decline or fail to approach the values the Manager anticipates)

     o Derivatives Risk (e.g., use of derivatives by the fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the fund)

     o Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty).

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

-------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION               CLASS A  CLASS B  CLASS C  CLASS I  CLASS    CLASS 1    CLASS 3
EXPENSES(1)                                                                 R
-------------------------------------------------------------------------------------------------------
Maximum front-end sales charge
(load) on purchases as a % of          5.00%    None     None     None     None      None      None
purchase price
-------------------------------------------------------------------------------------------------------
Maximum deferred sales charge
(load) as a % of purchase or sale     None(2)   5.00%    1.00%    None     None      None      None
price, whichever is less
-------------------------------------------------------------------------------------------------------

ANNUAL OPERATING EXPENSES             CLASS A  CLASS B  CLASS C  CLASS I  CLASS    CLASS 1    CLASS 3
                                                                            R
-------------------------------------------------------------------------------------------------------
Management fee                         0.92%    0.92%    0.92%    0.92%    0.92%    0.92%      0.92%
-------------------------------------------------------------------------------------------------------
Distribution and service (12b-1)
fee                                    0.30%    1.00%    1.00%    0.00%    0.50%    0.05%      0.40%
-------------------------------------------------------------------------------------------------------
Service plan fee                       None     None     None     None     0.25%    0.__%      0.__%
-------------------------------------------------------------------------------------------------------
Other expenses                         ----%    ----%    ----%    ----%    ----%    ----%      ----%
-------------------------------------------------------------------------------------------------------
Total annual operating expenses(3)     ----%    ----%    ----%    ----%    ----%    ----%      ----%
-------------------------------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

----------
(1) A $4.00 fee will be charged for wire redemptions
(2) Except for investments of $1 million or more; see "How sales charges are calculated."
(3) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

-------------------------------------------------------------------
EXPENSES                                         YEAR 1      YEAR 3
-------------------------------------------------------------------
Class A                                          $----        $----
-------------------------------------------------------------------
Class B with redemption                          $----        $----
-------------------------------------------------------------------
Class B without redemption                       $----        $----
-------------------------------------------------------------------
Class C with redemption                          $----        $----
-------------------------------------------------------------------
Class C without redemption                       $----        $----
-------------------------------------------------------------------
Class I                                          $----        $----
-------------------------------------------------------------------
Class R                                          $----        $----
-------------------------------------------------------------------
Class 1                                          $----        $----
-------------------------------------------------------------------
Class 3                                          $----        $----
-------------------------------------------------------------------

SUBADVISER

Grantham, Mayo, Van Otterloo & Co. LLC

Responsible for day-to-day investment management

Founded in 1977 and supervised by the Adviser

PORTFOLIO MANAGERS


See page __  for the management biographies.


FUND CODES

Class A       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class B       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class C       Ticker

              CUSIP
              Newspaper
              SEC number
              JH fund number

Class I       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class R       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class 1       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class 3       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

INTERNATIONAL GROWTH FUND

GOAL AND STRATEGY

The fund seeks high total return. The fund seeks to achieve its objective by outperforming its benchmark.

The fund typically invests in a diversified portfolio of equity investments from the world's developed markets outside the U.S.

The managers, using proprietary research and multiple quantitative models, seek to add value by capitalizing on inefficiencies it perceives in the pricing of growth stocks. The managers apply quantitative and fundamental investment principles to select growth stocks the managers believe have improving fundamentals and prices that reflect the relevant market's discount to their franchise value. The managers maintain diversification across countries, and tilt the fund's portfolio in favor of countries that the managers believe have the highest growth prospects or that the managers believe are most undervalued. The managers also consider factors that may influence the growth potential of a particular country, such as currency valuation. The factors considered by the managers and the models used may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use exchange-traded and over-the-counter derivatives and related instruments, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the fund. However, the fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

BENCHMARK

The fund's benchmark is the S&P/Citigroup Primary Market Index ("PMI") Europe, Pacific, Asia Composite ("EPAC") Growth Style Index, an independently maintained and published index composed of stocks in the EPAC regions of the PMI that have a growth style. The PMI is the large-capitalization stock component of the S&P/Citigroup Broad Market Index ("BMI") (which includes listed shares of companies from developed and emerging market countries with a total available market capitalization of at least the local equivalent of USD100 million), representing the top 80% of available capital of the BMI in each country and including about 25% of the BMI issues.

PAST PERFORMANCE

The Fund has no past performance because it has not yet commenced operations.

MAIN RISKS

The value of an investment in the fund changes with the value of the fund's investments. Many factors can affect this value, and an investor may lose money by investing in the fund. Following is a brief summary of the principal risks of an investment in the fund; for a more complete discussion of these risks, see "Description of Principal Risks."

     o Market Risk-- Equity Securities-- Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

     o Market Risk-- Growth Securities-- Certain equity securities ("growth securities") are purchased primarily because the managers believe that they will experience relatively rapid earnings growth. These securities typically trade at higher multiples of current earnings than other types of stock. Growth securities are often more sensitive to market fluctuations, since their market prices tend to place greater emphasis on future earnings expectations.

     o Foreign Investment Risk-- The value of foreign securities may change more rapidly and extremely than the value of U.S. securities. Foreign markets may be less stable, smaller, less liquid, less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments.

     o Liquidity Risk-- The fund's ability to sell securities may be adversely affected by market size or legal restrictions.

     o Currency Risk-- Fluctuations in exchange rates may adversely affect the U.S. dollar value of the fund's foreign currency holdings and investments in securities denominated in foreign currencies, or related derivative instruments. To the extent the fund hedges currency exposure, it is exposed to the risk that the U.S. dollar will decline relative to the hedged currency.

Other principal risks of an investment in the fund include:

     o Derivatives Risk (e.g., use of derivatives by the fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the fund)

     o Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty)

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

-------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES(1)   CLASS A  CLASS B  CLASS C  CLASS I  CLASS    CLASS 1    CLASS 3
                                                                            R
-------------------------------------------------------------------------------------------------------
Maximum front-end sales charge
(load) on purchases as a % of          5.00%    None     None     None     None      None      None
purchase price
-------------------------------------------------------------------------------------------------------
Maximum deferred sales charge
(load) as a % of purchase or sale     None(2)   5.00%    1.00%    None     None      None      None
price, whichever is less
-------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES             CLASS A  CLASS B  CLASS C  CLASS I  CLASS    CLASS 1    CLASS 3
                                                                            R
-------------------------------------------------------------------------------------------------------
Management fee                         0.92%    0.92%    0.92%    0.92%    0.92%    0.92%      0.92%
-------------------------------------------------------------------------------------------------------
Distribution and service (12b-1)
fee                                    0.30%    1.00%    1.00%    0.00%    0.50%    0.05%      0.40%
-------------------------------------------------------------------------------------------------------
Service plan fee                       None     None     None     None     0.25%    0.__%      0.__%
-------------------------------------------------------------------------------------------------------
Other expenses                         ----%    ----%    ----%    ----%    ----%    ----%      ----%
-------------------------------------------------------------------------------------------------------
Total annual operating expenses(3)     ----%    ----%    ----%    ----%    ----%    ----%      ----%
-------------------------------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

----------
(1) A $4.00 fee will be charged for wire redemptions
(2) Except for investments of $1 million or more; see "How sales charges are calculated."
(3) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

----------------------------------------------------------------------
EXPENSES                                         YEAR 1      YEAR 3
----------------------------------------------------------------------
Class A                                          $----        $----
----------------------------------------------------------------------
Class B with redemption                          $----        $----
----------------------------------------------------------------------
Class B without redemption                       $----        $----
----------------------------------------------------------------------
Class C with redemption                          $----        $----
----------------------------------------------------------------------
Class C without redemption                       $----        $----
----------------------------------------------------------------------
Class I                                          $----        $----
----------------------------------------------------------------------
Class R                                          $----        $----
----------------------------------------------------------------------
Class 1                                          $----        $----
----------------------------------------------------------------------
Class 3                                          $----        $----
----------------------------------------------------------------------


SUBADVISER

Grantham, Mayo, Van Otterloo & Co. LLC

Responsible for day-to-day investment management

Founded in 1977 and supervised by the Adviser

PORTFOLIO MANAGERS


See page __  for the management biographies.


FUND CODES

Class A       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class B       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class C       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class I       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class R       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class 1       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class 3       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

GLOBAL FUND

GOAL AND STRATEGY

The fund seeks high total return. The fund seeks to achieve its objective by outperforming its benchmark.

The fund typically invests in a diversified portfolio of equity investments from the world's developed markets, including the U.S. [Investors should understand that when used in this Prospectus, the term "investments" includes both direct investments and indirect investments (e.g. investments in derivatives and synthetic instruments with economic characteristics similar to the underlying assets).

The managers use proprietary research and multiple quantitative models to evaluate and select individual stocks, countries and currencies based on several factors, including:

o    Stocks- valuation, firm quality, and improving fundamentals;

o Countries- stock market valuation, positive gross domestic product (GDP) trends, positive market sentiment, and industrial competitiveness; and

o Currencies- export and producer price parity, balance of payments, interest rate differential, and relative strength of currencies.

The factors considered by the managers and the models used may change over time. In using these models to construct the fund's portfolio, the managers expect that stock selection will tilt the portfolio to favor those countries where growth prospects are highest or which are most undervalued. The managers will seek to manage the fund's exposure to market capitalization categories (e.g., small cap, medium cap, and large cap) relative to the fund's benchmark.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments);
(iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the fund. However, the fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

BENCHMARK

The fund's benchmark is the S&P/Citigroup Primary Market Index ("PMI") World Growth Index, an independently maintained and published index covering the developed markets - North America, Europe, and Asia Pacific - of the PMI that have a growth style. The PMI is the large-capitalization stock component of the S&P/Citigroup Broad Market Index ("BMI") (which includes listed shares of companies from developed and emerging market countries with a total available market capitalization of at least the local equivalent of USD100 million), representing the top 80% of available capital of the BMI in each country and including about 25% of the BMI issues.

PAST PERFORMANCE

The Fund has no past performance because it has not yet commenced operations.

MAIN RISKS

The value of an investment in the fund changes with the value of the fund's investments. Many factors can affect this value, and an investor may lose money by investing in the fund. Following is a brief summary of the principal risks of an investment in the fund; for a more complete discussion of these risks, see "Description of Principal Risks."

     o Market Risk-- Equity Securities-- Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

     o Market Risk-- Growth Securities-- Certain equity securities ("growth securities") are purchased primarily because the managers believe that they will experience relatively rapid earnings growth. These securities typically trade at higher multiples of current earnings than other types of stock. Growth securities are often more sensitive to market fluctuations, since their market prices tend to place greater emphasis on future earnings expectations.

     o Foreign Investment Risk-- The value of foreign securities may change more rapidly and extremely than the value of U.S. securities. Foreign markets may be less stable, smaller, less liquid, less regulated, and the cost of trading in those markets may be higher than in U.S. markets. Changes in investment or exchange control regulations may adversely affect the Fund's foreign investments.

     o Liquidity Risk-- The fund's ability to sell securities may be adversely affected by market size or legal restrictions.

     o Currency Risk-- Fluctuations in exchange rates may adversely affect the U.S. dollar value of the fund's foreign currency holdings and investments in securities denominated in foreign currencies, or related derivative instruments. To the extent the fund hedges currency exposure, it is exposed to the risk that the U.S. dollar will decline relative to the hedged currency.

Other principal risks of an investment in the fund include:

     o Derivatives Risk (e.g., use of derivatives by the fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the fund)

     o Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty)

     o Non-Diversification Risk (e.g., the fund is non-diversified and therefore a decline in the market value of a particular security held by the fund may affect the fund's performance more than if the fund were diversified)

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

-------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES(1)   CLASS A  CLASS B  CLASS C  CLASS I  CLASS    CLASS 1    CLASS 3
                                                                            R
-------------------------------------------------------------------------------------------------------
Maximum front-end sales charge
(load) on purchases as a % of          5.00%    None     None     None     None      None      None
purchase price
-------------------------------------------------------------------------------------------------------
Maximum deferred sales charge
(load) as a % of purchase or sale
price, whichever is less              None(2)   5.00%    1.00%    None     None      None      None
-------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES             CLASS A  CLASS B  CLASS C  CLASS I  CLASS    CLASS 1    CLASS 3
                                                                            R
-------------------------------------------------------------------------------------------------------
Management fee                         0.95%    0.95%    0.95%    0.95%    0.95%    0.95%      0.95%
-------------------------------------------------------------------------------------------------------
Distribution and service (12b-1)
fee                                    0.30%    1.00%    1.00%    0.00%    0.50%    0.05%      0.40%
-------------------------------------------------------------------------------------------------------
Service plan fee                       None     None     None     None     0.25%    0.__%      0.__%
-------------------------------------------------------------------------------------------------------
Other expenses                         ----%    ----%    ----%    ----%    ----%    ----%      ----%
-------------------------------------------------------------------------------------------------------
Total annual operating expenses(3)     ----%    ----%    ----%    ----%    ----%    ----%      ----%
-------------------------------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

----------
(1) A $4.00 fee will be charged for wire redemptions
(2) Except for investments of $1 million or more; see "How sales charges are calculated."
(3) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

-------------------------------------------------------------------
EXPENSES                                         YEAR 1      YEAR 3
-------------------------------------------------------------------
Class A                                          $----        $----
-------------------------------------------------------------------
Class B with redemption                          $----        $----
-------------------------------------------------------------------
Class B without redemption                       $----        $----
-------------------------------------------------------------------
Class C with redemption                          $----        $----
-------------------------------------------------------------------
Class C without redemption                       $----        $----
-------------------------------------------------------------------
Class I                                          $----        $----
-------------------------------------------------------------------
Class R                                          $----        $----
-------------------------------------------------------------------
Class 1                                          $----        $----
-------------------------------------------------------------------
Class 3                                          $----        $----
-------------------------------------------------------------------


SUBADVISER

Grantham, Mayo, Van Otterloo & Co. LLC

Responsible for day-to-day investment management

Founded in 1977 and supervised by the Adviser

PORTFOLIO MANAGERS


See page __  for the management biographies.


FUND CODES

Class A       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class B       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class C       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class I       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class R       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class 1       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class 3       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

VALUE OPPORTUNITIES FUND

GOAL AND STRATEGY

The fund seeks long-term capital growth. The fund seeks to achieve its objective by outperforming its benchmark.

The fund typically makes equity investments in companies whose stocks are included in the Russell 2500 Index, or in companies with total market capitalizations similar to those of companies with stocks in the Index ("small and mid cap companies"). As of _______, 200_, the average market capitalization of companies in the Russell 2500 universe was approximately $___billion; the median market capitalization was approximately $____ million; and the capitalization of the largest company was approximately $____billion. Under normal circumstances, the fund invests at least 80% of its assets in securities of small and mid cap companies.

The managers use proprietary research and multiple quantitative models to identify small and mid cap company stocks it believes are undervalued and have improving fundamentals. Generally, these stocks are trading at prices below what the managers believe to be their true fundamental value. The managers also use proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks) and industry and sector weights. The factors considered by the managers and the models used may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

BENCHMARK

The fund's benchmark is the Russell 2500 Value Index, which measures the performance of stocks included in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values, and which is independently maintained and published by the Frank Russell Company.

PAST PERFORMANCE

The Fund has no past performance because it has not yet commenced operations.

MAIN RISKS

     The value of an investment in the fund changes with the value of the fund's investments. Many factors can affect this value, and an investor may lose money by investing in the fund. Following is a brief summary of the principal risks of an investment in the fund; for a more complete discussion of these risks, see "Description of Principal Risks."

     o Smaller Company Risk-- The securities of companies with smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities.

     o Market Risk--Equity Securities-- Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

     o Market Risk--Value Securities-- Certain equity securities ("value securities") are purchased primarily because they are selling at a price lower than what the managers believe to be their true value. The fund bears the risk that the companies that issued those securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that the managers anticipate.

Other principal risks of an investment in the Fund include:

     o Derivatives Risk (e.g., use of derivatives by the Fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the
          Fund)

     o Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty)

     o    Liquidity Risk (e.g., difficulty in selling Fund investments).

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

-------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES(1)   CLASS A  CLASS B  CLASS C  CLASS I  CLASS    CLASS 1    CLASS 3
                                                                            R
-------------------------------------------------------------------------------------------------------
Maximum front-end sales charge
(load) on purchases as a % of          5.00%    None     None     None     None      None      None
purchase price
-------------------------------------------------------------------------------------------------------
Maximum deferred sales charge
(load) as a % of purchase or sale     None(2)   5.00%    1.00%    None     None      None      None
price, whichever is less
-------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES             CLASS A  CLASS B  CLASS C  CLASS I  CLASS    CLASS 1    CLASS 3
                                                                            R
-------------------------------------------------------------------------------------------------------
Management fee                         0.85%    0.85%    0.85%    0.85%    0.85%    0.85%      0.85%
-------------------------------------------------------------------------------------------------------
Distribution and service (12b-1)
fee                                    0.30%    1.00%    1.00%    0.00%    0.50%    0.05%      0.40%
-------------------------------------------------------------------------------------------------------
Service plan fee                       None     None     None     None     0.25%    0.__%      0.__%
-------------------------------------------------------------------------------------------------------
Other expenses                         ----%    ----%    ----%    ----%    ----%    ----%      ----%
-------------------------------------------------------------------------------------------------------
Total annual operating expenses(3)     ----%    ----%    ----%    ----%    ----%    ----%      ----%
-------------------------------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

---------------------------------------------------------------------
EXPENSES                                         YEAR 1      YEAR 3
---------------------------------------------------------------------
Class A                                          $----        $----
---------------------------------------------------------------------
Class B with redemption                          $----        $----
---------------------------------------------------------------------
Class B without redemption                       $----        $----
---------------------------------------------------------------------
----------
(1) A $4.00 fee will be charged for wire redemptions
(2) Except for investments of $1 million or more; see "How sales charges are calculated."
(3) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed
[ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

---------------------------------------------------------------------
Class C with redemption                          $----        $----
---------------------------------------------------------------------
Class C without redemption                       $----        $----
---------------------------------------------------------------------
Class I                                          $----        $----
---------------------------------------------------------------------
Class R                                          $----        $----
---------------------------------------------------------------------
Class 1                                          $----        $----
---------------------------------------------------------------------
Class 3                                          $----        $----
---------------------------------------------------------------------


SUBADVISER

Grantham, Mayo, Van Otterloo & Co. LLC

Responsible for day-to-day investment management

Founded in 1977 and supervised by the Adviser

PORTFOLIO MANAGERS


See page __  for the management biographies.

FUND CODES

Class A       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class B       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class C       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class I       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class R       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class 1       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class 3       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

GROWTH OPPORTUNITIES FUND

GOAL AND STRATEGY

The fund seeks long-term capital growth. The fund seeks to achieve its objective by outperforming its benchmark.

The fund typically makes equity investments in companies whose stocks are included in the Russell 2500 Index, or in companies with total market capitalizations similar to those of companies with stocks in the Index ("small and mid cap companies"). As of _______ __, 200__, the average market capitalization of companies in the Russell 2500 universe was approximately $__ billion; the median market capitalization was approximately $____ million; and the capitalization of the largest company was approximately $___ billion. Under normal circumstances, the fund invests at least 80% of its assets in investments in small and mid cap companies.

The managers use proprietary research and multiple quantitative models to identify small and mid cap company stocks the managers believe have improving fundamentals. The managers then narrow the selection to small cap company stocks it believes have growth characteristics and are undervalued. Generally, these growth stocks are trading at prices below what the manager believes to be their true fundamental value. The managers also use proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks) and industry and sector weights. The factors considered by the managers and the models used may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

BENCHMARK

The fund's benchmark is the Russell 2500 Growth Index, which measures the performance of stocks included in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth values, and which is independently maintained and published by the Frank Russell Company.

PAST PERFORMANCE

The Fund has no past performance because it has not yet commenced operations.

As successor to the GMO Trust Small Cap Growth Fund, the fund will assume that fund's historical performance record after the reorganization.

MAIN RISKS

The value of an investment in the fund changes with the value of the fund's investments. Many factors can affect this value, and an investor may lose money by investing in the fund. Following is a brief summary of the principal risks of an investment in the fund; for a more complete discussion of these risks, see "Description of Principal Risks."

     o Smaller Company Risk-- The securities of companies with smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities.

     o Market Risk--Equity Securities-- Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The fund does not attempt to time the market. As a result, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

     o Market Risk--Growth Securities-- Certain equity securities ("growth securities") are purchased primarily because the managers believe that they will experience relatively rapid earnings growth. These securities typically trade at higher multiples of current earnings than other types of stock. Growth securities are often more sensitive to market fluctuations, since their market prices tend to place greater emphasis on future earnings expectations.

Other principal risks of an investment in the Fund include:

     o Derivatives Risk (e.g., use of derivatives by the fund may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other investments by the fund)

     o Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty)

     o    Liquidity Risk (e.g., difficulty in selling fund investments)

     o Non-Diversification Risk (e.g., the fund is non-diversified and therefore a decline in the market value of a particular security held by the fund may affect the fund's performance more than if the fund were diversified)

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

-------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES(1)  CLASS A  CLASS B  CLASS C  CLASS I  CLASS    CLASS 1    CLASS 3
                                                                           R
-------------------------------------------------------------------------------------------------------
Maximum front-end sales charge
(load) on purchases as a % of          5.00%    None     None     None     None      None      None
purchase price
-------------------------------------------------------------------------------------------------------
Maximum deferred sales charge
(load) as a % of purchase or sale     None(2)   5.00%    1.00%    None     None      None      None
price, whichever is less
-------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES             CLASS A  CLASS B  CLASS C  CLASS I  CLASS    CLASS 1    CLASS 3
                                                                            R
-------------------------------------------------------------------------------------------------------
Management fee                         0.80%    0.80%    0.80%    0.80%    0.80%    0.80%      0.80%
-------------------------------------------------------------------------------------------------------
Distribution and service (12b-1)
fee                                    0.30%    1.00%    1.00%    0.00%    0.50%    0.05%      0.40%
-------------------------------------------------------------------------------------------------------
Service plan fee                       None     None     None     None     0.25%    0.__%      0.__%
-------------------------------------------------------------------------------------------------------
Other expenses                         ----%    ----%    ----%    ----%    ----%    ----%      ----%
-------------------------------------------------------------------------------------------------------
Total annual operating expenses(3)     ----%    ----%    ----%    ----%    ----%    ----%      ----%
-------------------------------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

----------
(1) A $4.00 fee will be charged for wire redemptions
(2) Except for investments of $1 million or more; see "How sales charges are calculated."
(3) The Adviser has agreed contractually to waive fees or reimburse other fund expenses for each of these classes of shares if total fund operating expenses attributable to the class of shares (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) exceed [ %]. The agreement remains in effect until October 31, 2006 and is renewable by the Adviser for subsequent fiscal years. The Adviser may recoup these waivers and reimbursements in one or more future periods, not to exceed three years after the year in which paid, if the amount of the recoupment and total fund operating expenses (less the noted exclusions) for the period do not exceed the expense limit.

----------------------------------------------------------------------
EXPENSES                                         YEAR 1      YEAR 3
----------------------------------------------------------------------
Class A                                          $----        $----
----------------------------------------------------------------------
Class B with redemption                          $----        $----
----------------------------------------------------------------------
Class B without redemption                       $----        $----
----------------------------------------------------------------------
Class C with redemption                          $----        $----
----------------------------------------------------------------------
Class C without redemption                       $----        $----
----------------------------------------------------------------------
Class I                                          $----        $----
----------------------------------------------------------------------
Class R                                          $----        $----
----------------------------------------------------------------------
Class 1                                          $----        $----
----------------------------------------------------------------------
Class 3                                          $----        $----
----------------------------------------------------------------------


SUBADVISER

Grantham, Mayo, Van Otterloo & Co. LLC

Responsible for day-to-day investment management

Founded in 1977 and supervised by the Adviser

PORTFOLIO MANAGERS


See page __  for the management biographies.


FUND CODES

Class A       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class B       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class C       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class I       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class R       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class 1       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

Class 3       Ticker
              CUSIP
              Newspaper
              SEC number
              JH fund number

DESCRIPTION OF PRINCIPAL RISKS

The following chart identifies the Principal Risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to the Fund at various times.

------------------------------------------------------------------------------------------------------------------------------------
                    MARKET LIQUIDITY  SMALLER  DERIVATIVES   FOREIGN   CURRENCY     NON-     FOCUSED  LEVERAGING  CREDIT  MANAGEMENT
                    RISK     RISK     COMPANY     RISK      INVESTMENT   RISK    DIVERSIFI-  INVEST-    RISK       AND       RISK
                                       RISK                    RISK               CATION      MENT               COUNTER
                                                                                    RISK      RISK               PARTY
                                                                                                                  RISK
------------------------------------------------------------------------------------------------------------------------------------
U.S. Core Fund          o      o                   o                                             o                   o        o
------------------------------------------------------------------------------------------------------------------------------------
U.S. Quality            o      o                   o                                  o          o                   o        o
Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Active Value Fund       o      o                   o                                  o          o                   o        o
------------------------------------------------------------------------------------------------------------------------------------
Intrinsic Value         o      o                   o                                  o          o                   o        o
Fund
------------------------------------------------------------------------------------------------------------------------------------
Growth Fund             o      o                   o                                  o          o                   o        o
------------------------------------------------------------------------------------------------------------------------------------
International           o      o                   o            o          o                     o                   o        o
Core Fund
------------------------------------------------------------------------------------------------------------------------------------
International           o      o                   o            o          o                     o                   o        o
Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
Global Fund             o      o                   o            o          o          o                    o         o        o
------------------------------------------------------------------------------------------------------------------------------------
Value Opportunities     o      o          o        o                                             o                   o        o
Fund
------------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities    o      o          o        o                                  o          o                   o        o
Fund
------------------------------------------------------------------------------------------------------------------------------------

Factors that may affect a particular fund's portfolio as a whole are called "principal risks" and are summarized in this section. This summary describes the nature of these principal risks and certain related risks, but is not intended to include every potential risk. All funds could be subject to additional risks because the types of investments made by each fund may change over time. The SAI includes more information about the funds and their investments.

MARKET RISK. All of the funds are subject to market risk, which is the risk of unfavorable market-induced changes in the value of the securities owned by a fund. General market risks associated with investments in equity and fixed income securities include the following:

EQUITY SECURITIES. A principal risk of each fund that has significant exposure to equity securities is that those equity securities will decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The values of equity securities may decline for a number of reasons that directly relate to the issuing company, such as management performance, financial leverage, and reduced demand for the issuer's goods or services. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally.

The U.S. Core Fund, Active Value Fund, Intrinsic Value Fund, Growth Fund,
Value Opportunities Fund, Growth Opportunities Fund, International
Core Fund, and International Growth Fund maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects these funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

VALUE SECURITIES RISK. Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price below what the Manager believes to be their true value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that the Manager anticipates. Since value criteria are used extensively by the Manager across the funds, these risks apply to all of the equity funds described in this Prospectus. The risks are particularly pronounced for the Active Value Fund, Value Opportunities Fund, and Intrinsic Value Fund, which invest primarily in value securities.

GROWTH SECURITIES RISK. Certain equity securities (generally known as "growth securities") are purchased primarily because the Manager believes that they will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. Growth securities are often more sensitive to market fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. All of the funds that invest in equity securities are subject to these risks, but these risks are particularly pronounced for the Growth Fund, International Growth Fund, and Growth Opportunities Fund, which invest primarily in growth securities.

LIQUIDITY RISK. Liquidity risk exists when particular securities are difficult to sell due to a limited market or to legal restrictions, such that a fund may be prevented from selling particular securities at the price at which the fund values them. All of the funds are subject to liquidity risk. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. These securities are more likely to be fair valued. Liquidity risk may also exist when a fund has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements or closing out a short sale).

This risk may be particularly pronounced for funds such as certain of the international equity funds, which may make investments in emerging market securities and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

SMALLER COMPANY RISK. Market risk and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of both companies with smaller market capitalizations, but are particularly pronounced for the Value Opportunities Fund and Growth Opportunities Fund, both of which primarily make investments in companies with smaller or medium-sized capitalizations.

DERIVATIVES RISK. All of the funds may use derivatives, which are financial contracts whose values depend upon, or are derived from, the values of underlying assets, reference rates, or indices. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indices. The funds can use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. The funds may also use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets, and currencies without the funds' actually having to sell current assets and make new investments. This is generally done because the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments that may be utilized by the funds, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. Derivatives are subject to a number of risks described elsewhere in this section, including market risk, liquidity risk, and the credit risk of the counterparty to the derivatives contract. Since their value is calculated and derived from the value of other assets, instruments or references, there is greater risk that derivatives will be improperly valued. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with the assets, rates, or indices they are designed to hedge or closely track. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The use of derivatives may also increase the amount of taxes payable by shareholders. Many derivative instruments also have documentation risk. Because the contract for each over-the-counter ("OTC") derivative transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that the parties may interpret contractual terms (e.g., the definition of default) differently when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for a fund to enforce its contractual rights may lead the fund to decide not to pursue its claims against the counterparty.

FOREIGN INVESTMENT RISK. Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs, and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes, or diplomatic developments could adversely affect a Fund's investments. In the event of nationalization, expropriation, or other confiscation, a Fund could lose its entire investment in a foreign security.

All funds that invest in foreign securities are subject to these risks. These risks are particularly pronounced for the International Core Fund and International Growth Fund, which may invest a significant portion of their assets in foreign securities. Some of the foreign risks are also applicable to the U.S. strategy funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.

In addition, funds that invest a significant portion of their assets in the securities of issuers based in countries with "emerging market" economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political, and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers);

greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded or currencies in which a fund has taken an active investment position will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad.

Many of the funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Many of the funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund's currency exposure being substantially different than that suggested by its securities investments.

All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Currency risk is particularly pronounced for the International Core Fund and International Growth Fund, which regularly enter into derivative foreign currency transactions and may take active long and short currency positions through exchange traded and OTC foreign currency transactions for investment purposes. Derivative foreign currency transactions (such as futures, forwards, and swaps) may also involve leveraging risk, in addition to currency risk, as described below under "Leveraging Risk."

NON-DIVERSIFICATION RISK. Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. The Active Value Fund, Growth Fund, Growth Opportunities Fund, and Intrinsic Value Fund are not
"diversified" within the meaning of the Investment Company Act of 1940 (the

"1940 Act"). This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentration of risk. As a result, credit, market, and other risks associated with a fund's investment strategies or techniques may be more pronounced for these funds than for funds that are "diversified."

FOCUSED INVESTMENT RISK. Overall risk can be reduced by geographic or industry diversification, and increased by focusing investments in a limited number of countries or geographic regions or in industries with high positive correlations to one another. Therefore, funds whose investments are focused in particular countries or regions or in industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or Financial services) should only be considered as part of a diversified portfolio including other assets.

A fund that focuses its investments in securities of issuers in industries with high positive correlations to one another may be particularly vulnerable to events affecting companies in those industries because the companies may share common characteristics, are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political, or other developments.

Similarly, funds that invest significant portions of their assets in a narrowly defined geographic region or in a particular foreign country may be particularly vulnerable to events affecting companies located in that region or country because the companies may share common characteristics, are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political, or other developments.

LEVERAGING RISK. Each fund may enter into reverse repurchase agreements and invest in other derivatives, which may result in leverage. Leverage may disproportionately increase a fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing. Also, each fund's portfolio may be leveraged if it temporarily borrows money to meet redemption requests and/or to settle investment transactions.

The net long exposure of each fund (including direct investment in securities and long derivative positions in securities and/or "baskets" or indexes of equity securities (such as swap contracts and futures contracts)) will not exceed 100% of the fund's net assets. Each U.S. and International Fund may manage certain of its derivatives positions by maintaining an amount of cash or liquid securities equal to the face value of those positions.

The Funds also may offset derivatives positions against one another or against other assets to manage effective market exposure resulting from derivatives in a portfolio. To the extent offsetting positions do not behave in relation to one another as expected; the fund may perform as if it is leveraged.

CREDIT AND COUNTERPARTY RISK. This is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, or a borrower of the fund's securities, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Credit risk associated with investments in fixed income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The funds that invest in fixed income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund's share price and income level. Nearly all fixed income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed income security is not rated, the Manager may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment grade securities (also called junk bonds), which are fixed income securities rated lower than Baa3 by Moody's or BBB- by S&P or determined by the Manager to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers' continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the Manager intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

MANAGEMENT RISK. Each fund is subject to management risk because it relies on the Manager's ability to pursue its objective. The Manager will apply investment techniques and risk analyses in making investment decisions for the funds, but there can be no guarantee that these will produce the desired results. The Manager may fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. The funds generally do not attempt to time the market and instead generally stay fully invested in the relevant asset class, such as domestic equities, foreign equities, or emerging country debt. Notwithstanding its benchmark, a fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark.

YOUR ACCOUNT

CHOOSING A SHARE CLASS

Each share class has its own cost structure, including, in some cases, a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Class A, B and C shares have no restrictions on investor eligibility. Not all classes of shares are available to all investors; please refer to "Who Can Buy Class I, R, 1 and 3 Shares" below for more information on investor eligibility. Your financial representative can help you decide which share class is best for you.

WHO CAN BUY CLASS I, R, 1 AND 3 SHARES

Class I shares are available to certain types of investors, as noted below:

     o    Class I shares are sold only to the five Lifestyle Portfolios of the
          Fund: the Lifestyle Aggressive Portfolio, Lifestyle Growth Portfolio, Lifestyle Balanced Portfolio, Lifestyle Moderate Portfolio and Lifestyle Conservative Portfolio. Each of the Lifestyle Portfolios is a "fund of funds" which invests in various other funds of John Hancock Funds II and John Hancock Funds III.

Class R shares are available to certain types of investors, as noted below:

     o 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase plans, defined-benefit plans and non-qualified deferred compensation plans (eligible retirement plans).

     o The plan's recordkeeper or financial service firm must have an agreement with John Hancock Funds to utilize Class R shares in certain investment products or programs.

     o Class R shares are available only to retirement plans where Class R shares are held on the books of the funds through omnibus accounts (either at the plan level or at the level of the financial service firm).

     o Rollover individual retirement accounts are available for participants whose plans are invested in Class R shares.

     CLASS R SHARES ARE NOT AVAILABLE TO RETAIL OR INSTITUTIONAL NON-RETIREMENT ACCOUNTS, TRADITIONAL AND ROTH IRAS, COVERDELL EDUCATIONAL SAVINGS ACCOUNTS, SEPS, SAR-SEPS, SIMPLE IRAS OR INDIVIDUAL 403(B) PLANS.

Class 1 shares are available to certain types of investors, as noted below:

     o Class 1 shares are sold only to certain exempt separate accounts of John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York that fund exempt group annuity contracts issued by such insurance companies to qualified retirement plans.

Class 3 shares are available to certain types of investors, as noted below:

     o Class 3 shares are sold only to qualified retirement plans that have entered into an agreement with John Hancock Distributors LLC for a program of qualified plan services called John Hancock Retirement Select.

COST STRUCTURE OF CLASSES A, B AND C

Class A

     o    A front-end sales charge, as described at right.

     o    Distribution and service (12b-1) fees of 0.30%


Class B

     o No front-end sales charge; all your money goes to work for you right away.

     o    Distribution and service (12b-1) fees of 1.00%.

     o    A deferred sales charge, as described on following page.

     o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.


Class C

     o No front-end sales charge; all your money goes to work for you right away.

     o    Distribution and service (12b-1) fees of 1.00%.

     o A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

     o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.



INVESTORS PURCHASING $1 MILLION OR MORE OF CLASS B OR CLASS C SHARES MAY WANT TO CONSIDER THE LOWER OPERATING EXPENSES OF CLASS A SHARES.

For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

Other classes of shares of the funds, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer receives a percentage of these sales charges and fees. In addition, John Hancock Funds may pay significant compensation out of its own resources to your broker-dealer. These payments are described in the Statement of Additional Information.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.


HOW SALES CHARGES ARE CALCULATED

Class A Sales charges are as follows:

Class A sales charges

Your investment          As a % of offering price*     As a % of your investment

Up to $49,999            5.00%                         5.26%

$50,000 - $99,999        4.50%                         4.71 %

$100,000 - $249,999      3.50%                         3.63%

$250,000 - $499,999      2.50%                         2.56%

$500,000 - $999,999      2.00%                         2.04%

$1,000,000 and over      See below

----------
* Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class I or Class R shares of John Hancock mutual funds. To receive the reduced sales charge, you must tell your broker or financial adviser at the time you purchase a fund's Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21. This includes investments held in a retirement account, an employee benefit plan or at a broker or financial adviser other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the funds' Web site at www.jhfunds.com. You may also consult your broker or financial adviser, or refer to the section entitled "Initial Sales Charge on Class A Shares" in a fund's Statement of Additional Information. You may request a Statement of

Additional Information from your broker or financial adviser, access the funds' Web site at www.jhfunds.com, or call Signature Services at [phone number].

INVESTMENTS OF $1 MILLION OR MORE Class A shares are available with no front-end sales charge. There is a contingent deferred sales charge (CDSC) on any Class A shares upon which a commission or finder's fee was paid that are sold within one year of purchase, as follows:

---------------------------------------------------------------------------
CLASS A DEFERRED CHARGES ON $1 MILLION+ INVESTMENTS
---------------------------------------------------------------------------
YOUR INVESTMENT                              CDSC ON SHARES BEING SOLD
---------------------------------------------------------------------------
First $1M-$4,999,999                                   1.00%
---------------------------------------------------------------------------
Next $1-$5M above that                                 0.50%
---------------------------------------------------------------------------
Next $1M or more above that                            0.25%
---------------------------------------------------------------------------


FOR PURPOSES OF THIS CDSC, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

CLASS B AND CLASS C Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

---------------------------------------------------------------------------
CLASS B DEFERRED CHARGES
---------------------------------------------------------------------------
YEARS AFTER PURCHASE                         CDSC ON SHARES BEING SOLD
---------------------------------------------------------------------------
1st year                                               5.00%
---------------------------------------------------------------------------
2nd year                                               4.00%
---------------------------------------------------------------------------
3rd or 4th year                                        3.00%
---------------------------------------------------------------------------
5th year                                               2.00%
---------------------------------------------------------------------------
6th year                                               1.00%
---------------------------------------------------------------------------
After 6th year                                         none
---------------------------------------------------------------------------

---------------------------------------------------------------------------
CLASS C DEFERRED CHARGES
---------------------------------------------------------------------------
YEARS AFTER PURCHASE                         CDSC ON SHARES BEING SOLD
---------------------------------------------------------------------------
1st year                                               1.00%
---------------------------------------------------------------------------
After 1st year                                         none
---------------------------------------------------------------------------


FOR PURPOSES OF THESE CDSCS, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

     o Accumulation Privilege -- lets you add the value of any class of shares of any John Hancock funds you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

     o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund's Class A shares during the next 13 months. The calculation of this amount would include Accumulation and Combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the funds agree to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for retirement plan investors is a 48-month Letter of Intention, described in the SAI.

     o Combination Privilege -- lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must: Complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

GROUP INVESTMENT PROGRAM A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments must total at least $250 per account opened), and individual investors may close their accounts at any time.

To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC WAIVERS As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

     o    to make payments through certain systematic withdrawal plans

     o certain retirement plans participating in Merrill Lynch or PruSolutionsSM programs

     o redemptions pursuant to a fund's right to liquidate an account less than $1,000

     o redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

     o    to make certain distributions from a retirement plan

     o    because of shareholder death or disability

To utilize this waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

REINSTATEMENT PRIVILEGE If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund and account from which it was removed within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must: Contact your financial representative or Signature Services.

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

     o selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

     o financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with John Hancock Funds

     o fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

     o individuals transferring assets held in a SIMPLE IRA, SEP or SARSEP invested in John Hancock Funds directly to a ROTH IRA

     o individuals converting assets held in an IRA, SIMPLE IRA, SEP or SARSEP invested in John Hancock Funds directly to a ROTH IRA

     o participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

     o participants in certain 529 plans that have a signed agreement with John Hancock Funds (one-year CDSC may apply)

     o certain retirement plans participating in Merrill Lynch or PruSolutionsSM programs

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

OTHER WAIVERS Front-end sales charges and CDSCs are generally not imposed in connection with the following transactions:

     o exchanges from one John Hancock fund to the same class of any other John Hancock fund (see "Transaction Policies" in this prospectus for additional details)

     o dividend reinvestments (see "Dividends and Account Policies" in this prospectus for additional details)

OPENING AN ACCOUNT IN CLASS A, CLASS B OR CLASS C SHARES

1    Read this prospectus carefully.

2    Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

     o    non-retirement account: $1,000

     o    retirement account: $500

     o    group investments: $250

     o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

     o there is no minimum initial investment for fee-based or wrap accounts of selling firms who have executed a fee-based or wrap agreement with John Hancock Funds

3    All shareholders must complete the account application, carefully following the instructions. When opening a corporate account, you must submit: (1) a new account application; (2) a corporate business/organization resolution certified within the past 12 months or a John Hancock Funds business/organization certification form; and (3) articles of incorporation or a government-issued business license. When opening a trust account, you must submit: (1) a new account application and (2) a copy of the trust document certified within the past 12 months. You must notify your financial representative or Signature Services if this information changes. Signature Services reserves the right to require additional documentation prior to opening any account. For more details, please contact your financial representative or call Signature Services at [1-800-225-5291].

4    Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5    Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.

----------------------------------------------------------------------------------------------------------
Buying shares
----------------------------------------------------------------------------------------------------------
                  Opening an account                   Adding to an account
----------------------------------------------------------------------------------------------------------
BY CHECK
----------------------------------------------------------------------------------------------------------
                  o   Make out a check for the         o  Make out a check for the investment
                      investment amount, payable to       amount, payable to "John Hancock Signature
                      "John Hancock Signature             Services, Inc."
                      Services, Inc."                  o  Fill out the detachable investment slip
                  o   Deliver the check and your          from an account statement. If no slip is
                      completed application to your       available, include a note specifying the fund
                      financial representative, or        name, your share class, your account number
                      mail them to Signature              and the name(s) in which the account is
                      Services (address below).           registered.
                                                       o  Deliver the check and your investment
                                                          slip or note to your financial representative,
                                                          or mail them to Signature Services (address
                                                          below).
----------------------------------------------------------------------------------------------------------
BY EXCHANGE
----------------------------------------------------------------------------------------------------------
                  o   Call your financial              o  Log on to www.jhfunds.com to process
                      representative or Signature         exchanges between funds.
                      Services to request an           o  Call EASI-Line for automated service 24
                      exchange.                           hours a day using your touch-tone phone at
                                                          [1-800-338-8080].
                                                       o  Call your financial representative or
                                                          Signature Services to request an exchange.
----------------------------------------------------------------------------------------------------------
BY WIRE
----------------------------------------------------------------------------------------------------------
                  o   Deliver your completed           Instruct your bank to wire the amount of your
                      application to your financial    investment to:
                      representative, or mail it to       [First Signature Bank & Trust Account
                      Signature Services.                 # _________ Routing # ________]
                  o   Obtain your account number       Specify the fund name, your share class, your
                      by calling your financial        account number and the name(s) in which the
                      representative or Signature      account is registered. Your bank may charge a fee
                      Services                         to wire funds.
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                  o   Instruct your bank to wire
                      the amount for your investment
                      to:
                        [First Signature Bank &
                        Trust]
                        Account # ____________
                        Routing #  ____________
                  Specify the fund name, your choice
                  of share class, the new account
                  number and the name(s) in which
                  the account is registered. Your
                  bank may charge a fee to wire
                  funds.
----------------------------------------------------------------------------------------------------------
BY INTERNET
----------------------------------------------------------------------------------------------------------
                  See "By exchange" and "By wire."     o   Verify that your bank or credit union is
                                                           a member of the Automated Clearing House
                                                           (ACH) system.
                                                       o   Complete the "Bank Information" section
                                                           on your account application.
                                                       o   Log on to www.jhfunds.com to initiate
                                                           purchases using your authorized bank account
----------------------------------------------------------------------------------------------------------
BY PHONE
----------------------------------------------------------------------------------------------------------
                  See "By exchange" and "By wire"      o   Verify that your bank or credit union is
                                                           a member of the Automated Clearing House
                                                           (ACH) system.
                                                       o   Complete the "Bank Information" section on
                                                           your account application.
                                                       o   Call EASI-Line for automated service 24
                                                           hours a day using your touch-tone phone at
                                                           [1 -800-338-8080].
                                                       o   Call your financial representative or
                                                           call Signature Services
                                                       o   between 8 A.M. and 7 P.M. Eastern Time on
                                                           most business days.
                                                       TO OPEN OR ADD TO AN ACCOUNT USING THE MONTHLY
                                                       AUTOMATIC ACCUMULATION PROGRAM, SEE "ADDITIONAL
                                                       INVESTOR SERVICES."
----------------------------------------------------------------------------------------------------------
                  Address:
                  John Hancock Signature Services,
                    Inc.
                  1 John Hancock Way, Suite 1000
                  Boston, MA 02217-1000

                  Phone Number: [1-800-225-5291]

                  Or contact your financial
                  representative for instructions
                  and assistance.
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Selling shares
----------------------------------------------------------------------------------------------------------
                                                       TO SELL SOME OR ALL OF YOUR SHARES
----------------------------------------------------------------------------------------------------------
BY LETTER
----------------------------------------------------------------------------------------------------------
                  o   Accounts of any type             o   Write a letter of instruction or complete
                  o   Sales of any amount                  a stock power indicating the fund name, your
                                                           share class, your account number, the name(s)
                                                           in which the account is registered and the
                                                           dollar value or number of shares you wish to
                                                           sell
                                                       o  Include all signatures and any additional
                                                           documents that may be required (see next page).
                                                       o   Mail the materials to Signature Services.
                                                       o   A check will be mailed to the name(s) and
                                                           address in which the account is registered, or
                                                           otherwise according to your letter of
                                                           instruction.
----------------------------------------------------------------------------------------------------------
BY INTERNET
----------------------------------------------------------------------------------------------------------
                  o   Most accounts.                   o   Log on to www.jhfunds.com to initiate
                  o   Sales of up to $100,000.             redemptions from your funds.
----------------------------------------------------------------------------------------------------------
BY PHONE
----------------------------------------------------------------------------------------------------------
                  o   Most accounts.                   o   Call EASI-Line for automated service 24
                  o   Sales of up to $100,000.             hours a day using your touch-tone phone at
                                                           [1-800-338-8080].
                                                       o   Call your financial representative or
                                                           call Signature Services between 8 A.M. and 7
                                                           P.M. Eastern Time on most business days.
----------------------------------------------------------------------------------------------------------
BY WIRE OR ELECTRONIC FUNDS TRANSFER
----------------------------------------------------------------------------------------------------------
                  o   Requests by letter to sell       o   To verify that the Internet or telephone
                      any amount.                          redemption privilege is in place on an
                  o   Requests by Internet or              account, or to request the form to add it to
                      phone to sell up to $100,000.        an existing account, call Signature Services.
                                                       o   Amounts of $1,000 or more will be wired
                                                           on the next business day.  A $4 fee will be
                                                           deducted from your account.
                                                       o   Amounts of less than $1,000 may be sent
                                                           by EFT or by check.  Funds from EFT
                                                           transactions are generally available by the
                                                           second business day.  Your bank may charge a
                                                           fee for this service.
----------------------------------------------------------------------------------------------------------
BY EXCHANGE
----------------------------------------------------------------------------------------------------------
                  o   Accounts of any type             o   Obtain a current prospectus for the fund
                  o   Sales of any amount                  into which you are exchanging by Internet or
                                                           by calling your financial representative or
                                                           Signature Services.
                                                       o   Log on to www.jhfunds.com to process
                                                           exchanges between your funds.
                                                       o   Call EASI-Line for automated 24 hour a
                                                           day using your touch-tone phone at
                                                           [1-800-338-8080].
                                                       o   Call your financial representative or
                                                           Signature Services to request an exchange.
----------------------------------------------------------------------------------------------------------
TO SELL SHARES THROUGH A SYSTEMATIC WITHDRAWAL PLAN, SEE "ADDITIONAL INVESTOR SERVICES."
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
SELLING SHARES IN WRITING In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:
|X|  Your address of record has changed within the past 30 days
|X|  You are selling more than $100,000 worth of shares
|X|  You are requesting payment other than by check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee fro a member of the Signature Guarantee Medallion
Program.  Most brokers and securities dealers are members of this program.  A notary public CANNOT provide a signature guarantee.

----------------------------------------------------------------------------------------------------------
Seller                                                 Requirements for written requests
----------------------------------------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts      o   Letter of instruction.
(custodial accounts for minors).                       o   On the letter, the signatures of all persons
                                                           authorized to sign for the account, exactly
                                                           as the account is registered.
                                                       o   Signature guarantee if applicable (see
                                                           above).
----------------------------------------------------------------------------------------------------------
Owners of corporate, sole proprietorship, general      o   Letter of instruction
partner, or association accounts.                      o   Corporate business/organization
                                                           resolution, certified within the past 12
                                                           months, or a John Hancock Funds
                                                           business/organization certification form.
                                                       o   On the letter and the resolution, the
                                                           signature of the person(s) authorized to sign
                                                           for the account.
                                                       o   Signature guarantee if applicable (see
                                                           above).
----------------------------------------------------------------------------------------------------------
Owners or trustees of trust accounts                   o   Letter of instruction.
                                                       o   On the letter, the signature(s) of the
                                                           trustee(s).
                                                       o   Copy of the trust document certified
                                                           within the past 12 months or a John Hancock
                                                           Funds trust certification form.
                                                       o   Signature guarantee if applicable (see
                                                           above).
----------------------------------------------------------------------------------------------------------
Joint tenancy shareholders with rights of              o   Letter of instruction signed by surviving
survivorship whose co-tenants are deceased.                tenant.
                                                       o   Copy of death certificate.
                                                       o   Signature guarantee if applicable (see
                                                           above).
----------------------------------------------------------------------------------------------------------
Executors of shareholder estates.                      o   Letter of instruction signed by executor.
                                                       o   Copy of order appointing executor,
                                                           certified within the past 12 months.
                                                       o   Signature guarantee if applicable (see
                                                           above).
----------------------------------------------------------------------------------------------------------
Administrators, conservators, guardians and other      o   Call [___________] for instructions.
sellers or account types not listed above.
----------------------------------------------------------------------------------------------------------

Address:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: [              ]

Or contact your financial representative for instructions and assistance

----------------------------------------------------------------------------------------------------------

CLASS I COST STRUCTURE

Class I

     o    No sales charges

     o Class I shares of the funds do not have distribution plans and are not subject to Rule 12b-1 fee.


OPENING AN ACCOUNT IN CLASS I SHARES

1    Read this prospectus carefully.

2    Determine if you are eligible, by referring to "Who can buy Class I, R, 1 and 3 Shares" above.

3    Determine how much you want to invest.  The minimum initial investment is
$10,000. There is no minimum investment for retirement plans with at least 350 eligible employees.

4    All shareholders must complete the account application, carefully following the instructions. When opening a CORPORATE ACCOUNT, you must submit: (1) a new account application; (2) a corporate business/organization resolution certified within the past 12 months or a John Hancock Funds business/organization certification form; and (3) articles of incorporation or a government-issued business license. When opening a TRUST ACCOUNT, you must submit: (1) a new account application and (2) a copy of the trust document certified within the past 12 months. You must notify your financial representative or Signature Services if this information changes. Signature Services reserves the right to require additional documentation prior to opening any account.

5    Make your initial investment using the table below.

6    If you have any questions or need more information, please contact your financial representative or call Signature Services at [phone number].

JOHN HANCOCK FUNDS MAY PAY SIGNIFICANT COMPENSATION OUT OF ITS OWN RESOURCES TO YOUR FINANCIAL REPRESENTATIVE. THESE PAYMENTS ARE DESCRIBED IN THE STATEMENT OF ADDITIONAL INFORMATION.

YOUR BROKER-DEALER OR AGENT MAY CHARGE YOU A FEE TO EFFECT TRANSACTIONS IN FUND SHARES.

OTHER CLASSES OF SHARES OF THE FUND, WHICH HAVE THEIR OWN EXPENSE STRUCTURE, MAY BE OFFERED IN SEPARATE PROSPECTUSES.

----------------------------------------------------------------------------------------------------------
Buying shares
----------------------------------------------------------------------------------------------------------
                  Opening an account                   Adding to an account
----------------------------------------------------------------------------------------------------------
BY CHECK
----------------------------------------------------------------------------------------------------------
                  o   Make out a check for the         o   Make out a check for the investment
                      investment amount, payable to        amount, payable to "John Hancock Signature
                      "John Hancock Signature              Services, Inc."
                      Services, Inc."                  o   If your account statement has a
                  o   Deliver the check and your           detachable investment slip, please complete it
                      completed application to your        in its entirety.  If no slip is available,
                      financial representative, or         include a note specifying the fund name, your
                      mail them to Signature               share class, your account number and the
                      Services (address below).            name(s) in which the account is registered.
                                                       o   |X|     Deliver the check and your investment
                                                           slip or note to your financial representative,
                                                           or mail them to Signature Services (address
                                                           below).
----------------------------------------------------------------------------------------------------------
BY EXCHANGE
----------------------------------------------------------------------------------------------------------
                  o   Call your financial              o   Call your financial representative or
                      representative or Signature          Signature Services to request an exchange.
                      Services to request an exchange  o   You may only exchange for shares of other
                  o   You may only exchange for            institutional funds, Class I shares or Money
                      shares of other institutional        Market Fund Class A shares.
                      funds, Class I shares or Money
                      Market Fund Class A shares.
----------------------------------------------------------------------------------------------------------
BY WIRE
----------------------------------------------------------------------------------------------------------
                  o   Deliver your completed           Instruct your bank to wire the amount of your
                      application to your financial    investment to:
                      representative, or mail it to       First Signature Bank & Trust
                      Signature Services.                 Account # [number]
                  o   Obtain your account number       Routing # [number]
                      by calling your financial        Specify the fund name(s), your share class, your
                      representative or Signature      account number and the name(s) in which the
                      Services                         account is registered. Your bank may charge a fee
                  o   Instruct your bank to wire       to wire funds.
                      the amount for your investment
                      to:
                        First Signature Bank & Trust
                        Account # [number]
                        Routing # [number]
                  Specify the fund name(s), your
                  choice of share class, the new
                  account number and the name(s) in
                  which the account is registered.
                  Your bank may charge a fee to wire
                  funds.
----------------------------------------------------------------------------------------------------------
BY PHONE
----------------------------------------------------------------------------------------------------------
                  See "By exchange" and "By wire"      o   Verify that your bank or credit union is
                                                           a member of the
                                                            Automated Clearing House (ACH) system.
                                                       o   Complete the "To Purchase, Exchange or
                                                           Redeem Shares via Telephone" and "Bank
                                                           Information" sections on your account
                                                           application.
                                                       o   Call Signature Services between 8:30 A.M.
                                                           and 5:00 P.M. Eastern Time on most business
                                                           days to verify that these features are in
                                                           place on your account.
                                                       o   Call your financial representative or
                                                           Signature Services with the fund name(s),
                                                           your share class, your account number, the
                                                           name(s) in which the account is registered
                                                           and the amount of your investment.
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                  Address:
                  John Hancock Signature Services, Inc.
                  1 John Hancock Way, Suite 1000
                  Boston, MA 02217-1000

                  Phone Number: [             ]

                  Or contact your financial
                  representative for instructions
                  and assistance
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Selling shares
----------------------------------------------------------------------------------------------------------
                                                       TO SELL SOME OR ALL OF YOUR SHARES
----------------------------------------------------------------------------------------------------------
BY LETTER
----------------------------------------------------------------------------------------------------------
                  o   Sales of any amount              o   Write a letter of instruction or complete
                                                           a stock power indicating the fund name, your
                                                           share class, your account number, the name(s)
                                                           in which the account is registered
                                                           and the dollar value or number of shares you
                                                           wish to sell
                                                       o   Include all signatures and any additional
                                                           documents that may be required (see next page).
                                                       o   Mail the materials to Signature Services.
                                                       o   A check or wire will be sent to you
                                                           according to your letter of instruction.
                                                       o   Certain requests will require a Medallion
                                                           signature guarantee.  Please refer to "Selling
                                                           Shares in Writing" on the next page.
----------------------------------------------------------------------------------------------------------
BY PHONE
----------------------------------------------------------------------------------------------------------
                  AMOUNTS UP TO $100,000               o   Redemption proceeds of up to $100,000 may
                  o   Most accounts.                       be sent by wire or by check.  A check will be
                                                           mailed to the exact name(s) and address on the
                                                           account.
                                                       o   To place your request with a representative at
                                                           John Hancock Funds, call Signature Services
                                                           between 8:30 A.M. and 5:00 P.M. Eastern Time
                                                           on most business days or your financial
                                                           representative.
----------------------------------------------------------------------------------------------------------
                  AMOUNTS UP TO $5 MILLION             o   Redemption proceeds exceeding $100,000
                  o   Available to the following           must be wired to your designated bank account.
                      types of accounts held by        o   Redemption proceeds exceeding $100,000
                      banks, trusts companies or           and sent by check will require a letter of
                      broker-dealers; endowments and       instruction with a Medallion signature
                      foundations; corporate               guarantee.  Please refer to "Selling Shares in
                      accounts; group retirement           Writing" on the next page.
                      plans; and pension accounts
                      (excluding IRAs, 403(b) plans
                      and all John Hancock custodial
                      retirement accounts).
----------------------------------------------------------------------------------------------------------
BY WIRE OR ELECTRONIC FUNDS TRANSFER
----------------------------------------------------------------------------------------------------------
                  o   Requests by letter to sell       o   To verify that telephone redemption
                      any amount.                          privilege is in place on an account, or to
                  o   Requests by Internet or              request the forms to add it to an existing
                      phone to sell up to $5 million       account, call Signature Services.
                      (accounts with telephone         o   Amounts of $5 million or more will be
                      redemption privileges).              wired on the next business day.
                                                       o   Amounts of up to $100,000 may be sent by
                                                           EFT or by check.  Funds from EFT transactions
                                                           are generally available by the second business
                                                           day.  Your bank may charge a fee for this
                                                           service.
----------------------------------------------------------------------------------------------------------
BY EXCHANGE
----------------------------------------------------------------------------------------------------------
                  o   Sales of any amount              o   Obtain a current prospectus for the fund
                                                           into which you are exchanging by calling your
                                                           financial representative or Signature Services.
                                                       o   You may only exchange for shares of other
                                                           institutional funds, Class I shares or Money
                                                           Market Class A shares.
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                       o   Call your financial representative or
                                                           Signature Services to request an exchange.
----------------------------------------------------------------------------------------------------------
SELLING SHARES IN WRITING In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o   Your address of record has changed within the past 30 days
o   You are selling more than $100,000 worth of shares
o   You are selling more than $5 million worth of shares from the following types of accounts:
    custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations;
    corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).
o   You are requesting payment other than by check / wire mailed to the address of record and payable to the registered owner(s).

You will need to obtain your Medallion signature guarantee from a member of the Signature Guarantee
Medallion Program.  Most banks, brokers and securities dealers are members of this program.  A notary public CANNOT provide a signature guarantee.
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Seller                                                 Requirements for written requests
----------------------------------------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts      o   Letter of instruction.
(custodial accounts for minors).                       o   On the letter, the signatures of all
                                                           persons authorized to sign for the account,
                                                           exactly as the account is registered.
                                                       o   Medallion signature guarantee if
                                                           applicable (see above).
----------------------------------------------------------------------------------------------------------
Owners of corporate, sole proprietorship, general      o   Letter of instruction.
partner, or association accounts.                      o   Corporate business/organization
                                                           resolution, certified within the past 12
                                                           months, or a John Hancock Funds
                                                           business/organization certification form.
                                                       o   On the letter and the resolution, the
                                                           signature of the person(s) authorized to sign
                                                           for the account.
                                                       o   Medallion signature guarantee if
                                                           applicable (see above).
----------------------------------------------------------------------------------------------------------
Owners or trustees of retirement plan, pension trust   o   Letter of instruction.
and trust accounts.                                    o   On the letter, the signature(s) of the
                                                           trustee(s).
                                                       o   Copy of the trust document certified
                                                           within the past 12 months or a John Hancock
                                                           Funds trust certification form.
                                                       o   Medallion signature guarantee if
                                                           applicable (see above).
----------------------------------------------------------------------------------------------------------
Joint tenancy shareholders with rights of              o   Letter of instruction signed by surviving
survivorship with deceased co-tenants.                     tenant.
                                                       o   Copy of death certificate.
                                                       o   Medallion signature guarantee if applicable
                                                           (see above).
----------------------------------------------------------------------------------------------------------
Executors of shareholder estates.                      o   Letter of instruction signed by executor.
                                                       o   Copy of order appointing executor,
                                                           certified within the past 12 months.
                                                       o   Medallion signature guarantee if
                                                           applicable (see above).
----------------------------------------------------------------------------------------------------------
Administrators, conservators, guardians and other      o   Call [phone number] for instructions.
sellers or account types not listed above.
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Address:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: [phone number]

Or contact your financial representative for for instructions and assistance

----------------------------------------------------------------------------------------------------------

CLASS R COST STRUCTURE

Class R shares are offered without any front-end or contingent deferred sales charges.

Class R shares have a Rule 12b-1 plan and a separate Service Plan. Under the 12b-1 plan, each fund pays a fee of up to 0.50% for the sale, distribution and service of its shares, including services to retirement plans or plan participants. In addition, under the Service Plan, a fund may pay a separate service fee of up to 0.25% for certain other services to retirement plans or participants.

BECAUSE 12B-1 FEES ARE PAID ON AN ONGOING BASIS, THEY MAY COST SHAREHOLDERS MORE THAN OTHER TYPES OF SALES CHARGES.

OTHER CLASSES OF SHARES OF THE FUND, WHICH HAVE THEIR OWN EXPENSE STRUCTURE, MAY BE OFFERED IN SEPARATE PROSPECTUSES.

YOUR BROKER-DEALER OR AGENT MAY CHARGE YOU A FEE TO EFFECT TRANSACTIONS IN FUND SHARES.

JOHN HANCOCK FUNDS MAY PAY SIGNIFICANT COMPENSATION OUT OF ITS OWN RESOURCES TO YOUR BROKER-DEALER. THESE PAYMENTS ARE DESCRIBED IN THE STATEMENT OF ADDITIONAL INFORMATION.

OPENING AN ACCOUNT IN CLASS R SHARES

1    Read this prospectus carefully.

2    Determine if you are eligible, by referring to "Who can buy Class I, R, 1 and 3 Shares" above.

3    Eligible retirement plans generally may open an account and purchase Class
R shares by contacting any broker, dealer, or other financial service firm authorized to sell Class R shares of the funds. Additional shares may be purchased through a retirement plan's administrator or recordkeeper. There is no minimum initial investment for Class R shares. A retirement plan participant can obtain a retirement plan application or a rollover individual retirement account application from its financial representative, plan administrator or by calling Signature Services at [phone number].

INFORMATION FOR PLAN PARTICIPANTS

Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares.

The administrator of a retirement plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge retirement plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R shares of the funds.

----------------------------------------------------------------------------------------------------------
Buying shares
----------------------------------------------------------------------------------------------------------
                  Opening an account                   Adding to an account
----------------------------------------------------------------------------------------------------------
BY CHECK
----------------------------------------------------------------------------------------------------------
                  o   Make out a check for the         o   Make out a check for the investment
                      investment amount, payable to        amount, payable to "John Hancock Signature
                      "John Hancock Signature              Services, Inc."
                      Services, Inc."                  o   Fill out the detachable investment slip
                  o   Deliver the check and your           from an account statement. If no slip is
                      completed application to your        available, include a note specifying the fund
                      financial representative, or         name(s), your share class, your account number
                      mail them to Signature               and the name(s) in which the account is
                      Services (address below).            registered.
                                                       o   Deliver the check and your investment
                                                           slip or note to your financial representative,
                                                           or mail them to Signature Services (address
                                                           below).
----------------------------------------------------------------------------------------------------------
BY EXCHANGE
----------------------------------------------------------------------------------------------------------
                  o   Call your financial              o   Call your financial representative or
                      representative or Signature          Signature Services to request an exchange.
                      Services to request an           o   You may only exchange Class R shares for
                      exchange.                            other Class R shares or Money Market Fund
                  o   You may only exchange                Class A shares.
                      Class R shares for other Class
                      R shares or Money Market Fund
                      Class A shares.
----------------------------------------------------------------------------------------------------------
BY WIRE
----------------------------------------------------------------------------------------------------------
                  o   Deliver your completed           Instruct your bank to wire the amount of your
                      application to your financial    investment to:
                      representative or mail it to         First Signature Bank & Trust
                      Signature Services.                  Account # [number]
                  o   Obtain your account number           Routing # [number]
                      by calling your financial        Specify the fund name(s), your share class, your
                      representative or Signature      account number and the name(s) in which the
                      Services                         account is registered. Your bank may charge a fee
                  o   Instruct your bank to wire       to wire funds.
                      the amount for your investment
                      to:
                        First Signature Bank & Trust
                        Account # [number]
                        Routing #  [number]
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                  Specify the fund name(s), the
                  share class, the new account
                  number and the name(s) in which
                  the account is registered. Your
                  bank may charge a fee to wire
                  funds.
----------------------------------------------------------------------------------------------------------
BY PHONE
----------------------------------------------------------------------------------------------------------
                  See "By exchange" and "By wire."     o   Verify that your bank or credit union is
                                                           a member of the
                                                            Automated Clearing House (ACH) system.
                                                       o   Complete the "To Purchase, Exchange or
                                                           Redeem Shares via Telephone" and "Bank
                                                           Information" sections on your account
                                                           application.
                                                       o   Call Signature Services to verify that
                                                           these features are in place on your account.
                                                       o   Call your financial representative or
                                                           Signature Services with the fund name(s),
                                                           your share class, your account number, the
                                                           name(s) in which the account is registered
                                                           and the amount of your investment.
----------------------------------------------------------------------------------------------------------
                  Address:
                  John Hancock Signature Services, Inc.
                  1 John Hancock Way, Suite 1001
                  Boston, MA 02217-1001

                  Phone Number: [phone number]
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Selling shares
----------------------------------------------------------------------------------------------------------
                                                       TO SELL SOME OR ALL OF YOUR SHARES
----------------------------------------------------------------------------------------------------------
BY LETTER
----------------------------------------------------------------------------------------------------------
                  o   Sales of any amount;             o   Write a letter of instruction indicating
                      however, sales of $5 million         the fund name, your account number, your share
                      or more must be made by letter.      class, the name(s) in which the account is
                  o   Certain requests will                registered and the dollar value or number of
                      require a Medallion signature        shares you wish to sell.
                      guarantee.  Please refer to      o   Include all signatures and any additional
                      "Selling shares in writing"          documents that may be required (see next page).
                      (see next page)                  o   Mail the materials to Signature Services.
                                                       o   A check or wire will be sent according to
                                                           your letter of instruction.
----------------------------------------------------------------------------------------------------------
BY PHONE
----------------------------------------------------------------------------------------------------------
                  o   Sales of up to $5 million.       o   To place your request with a
                                                           representative at John Hancock Funds, call
                                                           Signature Services between 8:30 A.M. and 5:00
                                                           P.M. Eastern Time on most business days or
                                                           your financial representative.
                                                       o   Redemption proceeds of up to $100,000 may
                                                           be sent by wire or by check.  A check will be
                                                           mailed to the exact name(s) and address on the
                                                           account.  Redemption proceeds exceeding
                                                           $100,000 must be wired to your designated bank
                                                           account.
----------------------------------------------------------------------------------------------------------
BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
------------------------------------------------------ ---------------------------------------------------
                  o   Requests by letter to sell       o   To verify that the telephone redemption
                      any amount.                          privilege is in place on an account, or to
                  o   Requests by phone to sell            request the forms to add it to an existing
                      up to $5 million (accounts           account, call Signature Services.
                      with telephone redemption        o   Amounts of $5 million or more will be
                      privileges).                         wired on the next business day.
                                                       o   Amounts up to $100,000 may be sent by EFT
                                                           or by check.  Funds from EFT transactions are
                                                           generally available by the second business
                                                           day.  Your bank may charge a fee for this
                                                           service.
----------------------------------------------------------------------------------------------------------
BY EXCHANGE
----------------------------------------------------------------------------------------------------------
                  o   Sales of any amount.             o   Obtain a current prospectus for the fund
                                                           into which you are exchanging by calling your
                                                           financial representative or Signature Services.
                                                       o   You may only exchange Class R shares for
                                                           other Class R shares or Money Market Fund
                                                           Class A shares.
                                                       o   Call your financial representative or
                                                           Signature Services to request an exchange.
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
SELLING SHARES IN WRITING In certain circumstances,    You will need to obtain your signature guarantee
you will need to make your request to sell shares in   from a member of the Signature Guarantee
writing. You may need to include additional items      Medallion Program.  Most brokers and securities
with your request, unless they were previously         dealers are members of this program.  A notary
provided to Signature Services and are still           public CANNOT provide a signature guarantee.
accurate. These items are shown in the table below.
You may also need to include a signature guarantee,
which protects you against fraudulent orders. You
will need a signature guarantee if:
o  Your address of record has changed within
   the past 30 days
o  You are selling more than $100,000 worth of
   shares
o  You are requesting payment other than by a
   check mailed to the address of record and payable
   to the registered owner(s)
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Seller                                                 Requirements for written requests
----------------------------------------------------------------------------------------------------------
Owners of individual retirement accounts and certain   o   Letter of instruction.
other retirement accounts.                             o   On the letter, the signatures of all
                                                           persons authorized to sign for the account,
                                                           exactly as the account is registered.
                                                       o   Signature guarantee if applicable (see
                                                           above).
                                                       o   Corporate business/organization
                                                           resolution if applicable.
----------------------------------------------------------------------------------------------------------
Executors of shareholder estates.                      o   Letter of instruction signed by executor.
                                                       o   Copy of order appointing executor,
                                                           certified within the past 12 months.
                                                       o   Signature guarantee if applicable (see
                                                           above).
----------------------------------------------------------------------------------------------------------

Address:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: [phone number]

----------------------------------------------------------------------------------------------------------

CLASS 1 AND CLASS 3 COST STRUCTURE

Class 1

     o    No sales charges

     o    Distribution and service (12b-1) fees of 0.05%

Class 3

     o   No sales charges

     o   Distribution and service (12b-1) fees of 0.40%


OPENING AN ACCOUNT IN CLASS 1 AND CLASS 3 SHARES

1    Read this prospectus carefully.

2    Determine if you are eligible, by referring to "Who can buy Class I, R, 1 and 3 Shares" above.

3    [Qualified plans and other permitted entities and any insurance companies or insurance company separate accounts underlying such qualified plans or permitted entities generally may open an account and purchase Class 1 or Class 3 shares, as the case may be, by contacting any broker, dealer, or other financial service firm authorized to sell Class 1 and Class 3 shares of the funds. There is no minimum initial investment for Class 1 or Class 3 shares. Eligible investors can obtain an account application by calling Signature Services at [phone number].]


BECAUSE 12b-1 FEES ARE PAID ON AN ONGOING BASIS, THEY MAY COST SHAREHOLDERS MORE THAN OTHER TYPES OF SALES CHARGES.

OTHER CLASSES OF SHARES OF THE FUND, WHICH HAVE THEIR OWN EXPENSE STRUCTURE, MAY BE OFFERED IN SEPARATE PROSPECTUSES.

YOUR BROKER-DEALER OR AGENT MAY CHARGE YOU A FEE TO EFFECT TRANSACTIONS IN FUND SHARES.

JOHN HANCOCK FUNDS MAY PAY SIGNIFICANT COMPENSATION OUT OF ITS OWN RESOURCES TO YOUR BROKER-DEALER. THESE PAYMENTS ARE DESCRIBED IN THE STATEMENT OF ADDITIONAL INFORMATION.

TRANSACTION POLICIES

VALUATION OF SHARES The net asset value (NAV) per share for each class of the fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). The fund generally values its portfolio of equity securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, the fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the Board of Trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed income securities. The fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the statement of additional information.

BUY AND SELL PRICES When you buy Class A, B or C shares, you pay the NAV.

EXECUTION OF REQUESTS The funds are open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the funds have the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

TELEPHONE TRANSACTIONS For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

EXCHANGES You may exchange shares of one John Hancock Fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

You may exchange Class I shares for shares of any other institutional fund, Class I shares or Money Market Fund Class A shares. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back to Class I or institutional fund shares.

You may exchange Class R shares for Class R shares of other John Hancock Funds that are available through your plan, or Money Market Fund Class A without paying any additional sales charges. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into Class R shares.

A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

EXCESSIVE TRADING The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitations on exchange activity" described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund's judgment, such delay would be in the fund's best interest, in which case both the redemption and purchase side of the exchange will receive the fund's net asset values at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

EXCHANGE LIMITATION POLICIES The fund's Boards of Trustees have adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

LIMITATIONS ON EXCHANGE ACTIVITY The fund, through its agents, undertakes to use its best efforts to exercise the fund's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund's ability to monitor exchange activity, as discussed under "Limitations on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

LIMITATION ON THE ABILITY TO DETECT AND CURTAIL EXCESSIVE TRADING PRACTICES Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the record of the fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

EXCESSIVE TRADING RISK To the extent that the funds or their agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

     o A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

     o A fund that invests a significant portion of its assets in small or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares" has a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

ACCOUNT INFORMATION John Hancock Funds is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds may close your account, redeem your shares at the next NAV, and take other steps that it deems reasonable.

CERTIFICATED SHARES The fund does not issue share certificates. Shares are electronically recorded.

SALES IN ADVANCE OF PURCHASE PAYMENTS When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

DIVIDENDS AND ACCOUNT POLICIES

ACCOUNT STATEMENTS In general, you will receive account statements as follows:

     o after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

     o    after any changes of name or address of the registered owner(s)

     o    in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

With respect to Class R shares, the transfer agent maintains an account for each financial services firm and records all account transactions. Retirement Plan Accounts will be sent confirmation statements showing the details of your transactions as they occur.

DIVIDENDS The funds generally distribute most or all of their net earnings annually in the form of dividends. The fund declares and pays any income dividends annually. Capital gains, if any, are distributed annually.

DIVIDEND REINVESTMENTS Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

TAXABILITY OF DIVIDENDS For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

ADDITIONAL INVESTOR SERVICES

FUND SECURITIES The fund's portfolio securities disclosure policy can be found in the Statement of Additional Information and on the funds' Web site, www.jhfunds.com. The fund's Web site also lists fund holdings. Portfolio holding information is posted on the fund's Web site each month on a one month lag and is available on the fund's Web site until a fund files its next form N-CSR or Form N-Q with the Securities and Exchange Commission ("SEC"). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund's Web site.

Also, the following additional investor services are offered with respect to Class A, Class B and Class C shares:

MONTHLY AUTOMATIC ACCUMULATION PROGRAM (MAAP)

MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

     o    Complete the appropriate parts of your account application.

     o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

SYSTEMATIC WITHDRAWAL PLAN This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

     o    Make sure you have at least $5,000 worth of shares in your account.

     o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

     o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

     o Determine the schedule: monthly, quarterly, semiannually annually or in certain selected months.

     o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

RETIREMENT PLANS John Hancock Funds offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

FUND DETAILS

BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the Funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of the Funds have the power to change these funds' respective investment goals without shareholder approval.

The trustees of [U.S. Core Fund, U.S. Quality Equity Fund, Value Opportunities Fund, and Growth Opportunities Fund] have the power to change the focus of each respective fund's 80% investment policy without shareholder approval. A fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

Management fees. The management fees paid to the Adviser by the Funds are as follows:

FUND                                                             % OF NET ASSETS
--------------------------------------------------------------------------------
U.S. Core                                                              0.78
--------------------------------------------------------------------------------
U.S. Quality Equity                                                    0.78
--------------------------------------------------------------------------------
Active Value                                                           0.88
--------------------------------------------------------------------------------
Intrinsic Value                                                        0.78
--------------------------------------------------------------------------------
Growth                                                                 0.80
--------------------------------------------------------------------------------
International Core                                                     0.92
--------------------------------------------------------------------------------
International Growth                                                   0.92
--------------------------------------------------------------------------------
Global                                                                 0.95
--------------------------------------------------------------------------------
Value Opportunities                                                    0.85
--------------------------------------------------------------------------------
Growth Opportunities                                                   0.80
--------------------------------------------------------------------------------

The management fees paid to the Adviser are subject to a breakpoint schedule as assets managed under various strategies increase. Please refer to each fund's SAI for more information regarding the management fees.

[insert John Hancock structural diagram/flowchart]

BUSINESS STRUCTURE

Adviser

John Hancock Investment Management Services, LLC is the Adviser to the Funds.

The Adviser administers the business and affairs of the Trust. The Adviser also selects, contracts with and compensates subadvisers to manage the investment and reinvestment of the assets of all series of the Trust.

The Adviser does not itself manage any of the Funds' portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the Adviser (i) monitors the compliance of the subadviser with the investment objectives and related policies of each portfolio, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Trustees of the Trust.

The Trust has received an order from the SEC permitting the Adviser to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by shareholders. The Trust, therefore, is able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the Trust (other than by reason of serving as subadviser to a portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

Subadviser

Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") serves as subadviser to the Funds. GMO is a private company, founded in 1977. As of _______, 2005, GMO managed on a worldwide basis more than $__ billion in assets for institutional investors, such as pension plans, endowments and foundations, and mutual funds.

MANAGEMENT BIOGRAPHIES

Day-to-Day management of each fund is the responsibility of one of several divisions comprised of investment professionals associated with the subadviser, GMO. Each division's members work collaboratively to manage the relevant fund's portfolio, and no one person is primarily responsible for day-to-day management of any fund. The table below identifies the investment divisions and the funds for which they are responsible.


INVESTMENT DIVISION                   FUNDS MANAGED
-------------------                   -------------

U.S. Quantitative                     U.S. Core Equity, U.S. Quality Equity,
                                      U.S. Intrinsic Value,
                                      Growth, Value Opportunites, Growth
                                      Opportunites

U.S. Active                           Active Value

International Quantitative            International Core, International Growth,
                                      Global


Below is a list of the senior members of each investment division, including a brief summary of their business careers over the past five years. Each fund's SAI contains additional details about the senior members of the relevant investment division, including information about such individuals' compensation, other accounts managed and their ownership of fund shares, if any.

U.S. Quantitative Division Members:

Robert Soucy is a senior member of the U.S. Quantitative Division at GMO. Mr. Soucy allocates responsibility for portions of each fund's portfolio to various members of the Division, oversees the implementation of trades on behalf of the funds, reviews the overall composition of the funds' portfolios, and monitors cash flows. Mr. Soucy has served as director of U.S. equity management at GMO since 2001. Prior to joining GMO in 1987, he served as a research engineer with Scientific Systems, Inc.

Sam Wilderman has joined the Division as co-director of U.S. equity management in 2005. Mr. Soucy, together with Mr. Wilderman are currently responsible for the portfolio management of all U.S. quantitative equities portfolios. Mr. Wilderman has served as co-director of U.S. equity management since 2005. Prior to this position, he was responsible for emerging countries and emerging markets research and portfolio management at GMO. He joined GMO in 1996 following the completion of his B.A. in Economics from Yale University.

U.S. Active Division Members:

Edmond Choi

Mr. Choi is a senior member of the U.S. Active Division at GMO. He allocates responsibility for portions of each fund's portfolio to various team members of the Division, oversees the implementation of trades on behalf of the funds, reviews the overall composition of the funds' portfolios, and monitors cash flows. Mr. Choi has served as senior member of the U.S. Active Division at GMO since 2001. At GMO, Mr. Choi is responsible for the portfolio management of all U.S. Active portfolios. Prior to joining GMO in 1994, he worked in the Equity Research Department of Furman Selz, Inc.

International Quantitative Division Members:

Dr. Thomas Hancock is a senior member of the International Quantitative Division at GMO. He allocates responsibility for portions of each fund's portfolio to various team members of the Division, oversees the implementation of trades on behalf of the funds, reviews the overall composition of the funds' portfolios, and monitors cash flows. At GMO, Dr. Hancock is responsible for the portfolio management of all international developed market and global quantitative equities portfolios. Prior to joining GMO in 1995, he was a research scientist at Siemens and a software engineer at IBM.

FOR MORE INFORMATION

Two documents are available that offer further information on the Funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the Funds. Each fund's SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.


TO REQUEST A FREE COPY OF THE CURRENT ANNUAL/SEMIANNUAL REPORT OR THE SAI, PLEASE CONTACT JOHN HANCOCK:

By mail: John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000

By phone: [phone number]

By EASI-Line: [phone number]

By TDD: [phone number]

                             JOHN HANCOCK FUNDS III

     CLASS A, CLASS B, CLASS C, CLASS I, CLASS R, CLASS 1 AND CLASS 3 SHARES
                       STATEMENT OF ADDITIONAL INFORMATION

                               _____________, 2005

This Statement of Additional Information provides information about the series (each a "Fund," collectively, the "Funds") of John Hancock Funds III (the
"Trust"), in addition to the information that is contained in each Fund's current Prospectus (the "Prospectus").

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus. This Statement of Additional Information incorporates by reference each Fund's Annual Report. A copy of the Prospectus or Annual Report can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                              Boston, MA 02217-1000
                                1-(800)-225-5291

                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----

Organization of the Funds...............................................
Investment Objective and Policies.......................................
Use of Derivatives......................................................
Investment Restrictions.................................................
Those Responsible for Management........................................
Investment Advisory and Other Services..................................
Additional Information about the Portfolio Managers.....................
Distribution Contracts..................................................
Sales Compensation......................................................
Net Asset Value.........................................................
Initial Sales Charge on Class A Shares..................................
Deferred Sales Charge on Class B and Class C Shares.....................
Special Redemptions.....................................................
Additional Services and Programs........................................
Purchases and Redemptions Through Third Parties.........................
Description of Fund Shares..............................................
Taxes...................................................................
Calculation of Performance .............................................
Brokerage Allocation....................................................
Transfer Agent Services.................................................
Custody of Portfolio....................................................
Independent Registered Public Accounting Firm...........................
Appendix A - Description of Investment Ratings..........................     A-1
Appendix B - Proxy Voting Summary.......................................     B-1
Appendix C - Policy Regarding Disclosure of Portfolio Holdings..........     C-1

ORGANIZATION OF THE FUNDS

Each Fund is a series of the Trust, an open-end investment management company organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts.

John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC) (the "Adviser") is the adviser to the Funds. The Adviser is a Delaware limited liability company whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The ultimate controlling parent of the Adviser is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Manulife Financial is a leading Canadian-based financial services group serving millions of customers in 19 countries and territories worldwide. Operating as Manulife Financial in Canada and Asia, and primarily through John Hancock in the United States, the Company offers clients a diverse range of financial protection products and wealth management services through its extensive network of employees, agents and distribution partners. Funds under management by Manulife Financial and its subsidiaries were Cdn$___ billion (US$___ billion) as of ________, ____.

Manulife Financial Corporation trades as `MFC' on the TSX, NYSE and PSE, and under `0945' on the SEHK. Manulife Financial can be found on the Internet at www.manulife.com.

INVESTMENT OBJECTIVE AND POLICIES

The principal strategies and risks of investing in each Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of the Funds may be changed without shareholder approval.

Diversified and Non-Diversified Funds: As set forth in "Investment Restrictions" below, certain Funds are "diversified" funds and, accordingly, are required to satisfy the "diversified" fund requirements under the Investment Company Act of 1940, as amended (the "1940 Act"), which require that at least 75% of the value of a "diversified" fund's total assets be represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities that for the purpose of this calculation are limited in respect of any one issuer to an amount not greater than 5% of the value of the fund's total assets and to not more than 10% of the outstanding voting securities of any single issuer. As stated in the Prospectus, certain Funds are "non-diversified" funds under the 1940 Act, and as such are not required to satisfy the "diversified" requirements stated above. A non-diversified fund is permitted (but is not required) to invest a higher percentage of its assets in the securities of fewer issuers. Such concentration could increase the risk of loss to a Fund resulting from a decline in the market value of any one portfolio security. Investment in a non-diversified fund may entail greater risks than investment in a diversified fund.

However,   all  Funds,   whether  diversified  or  non-diversified,   must  meet
diversification standards to qualify as a "regulated investment company" under the Internal Revenue Code of 1986.

FUND INVESTMENTS

The following chart indicates the types of investments that each Fund is generally permitted (but not required) to make. A Fund may, however, make other types of investments provided such an investment is consistent with the Fund's investment objective and policies and the Fund's investment restrictions do not expressly prohibit it from so doing.

------------------------------------------------------------------------------------------------------------------------------------
                        U.S.   U.S.     Active  Intrinsic  Growth  International  International  Global    Value          Growth
                        Core   Quality  Value   Value      Fund    Core Fund      Growth         Fund   Opportunities  Opportunities
                        Fund   Equity   Fund    Fund                              Fund                     Fund           Fund
                               Fund
------------------------------------------------------------------------------------------------------------------------------------
Domestic Equity          X       X       X       X          X          X          X              X          X            X
Securities
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stocks                 X       X                             X          X              X          X            X
------------------------------------------------------------------------------------------------------------------------------------
Convertible              X       X       X       X          X          X          X              X          X            X
Securities
------------------------------------------------------------------------------------------------------------------------------------
Securities of                            X                             X          X              X
Foreign Issuers
------------------------------------------------------------------------------------------------------------------------------------
Securities of            X       X       X       X          X          X          X              X          X            X
Foreign Issuers
(Traded on U.S.
Exchanges)
------------------------------------------------------------------------------------------------------------------------------------
Securities of                                                                     X
Emerging Market
Issuers or Countries
------------------------------------------------------------------------------------------------------------------------------------
Depository Receipts      X       X       X       X          X          X          X              X          X            X
------------------------------------------------------------------------------------------------------------------------------------
Illiquid Securities      X       X       X       X          X          X          X              X          X            X
------------------------------------------------------------------------------------------------------------------------------------
Futures and Options      X       X       X       X          X          X          X              X          X            X
------------------------------------------------------------------------------------------------------------------------------------
REITs                    X       X       X       X          X          X          X              X          X            X
------------------------------------------------------------------------------------------------------------------------------------
Swap Contracts           X       X       X       X          X          X          X              X          X            X
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements    X       X       X       X          X          X          X              X          X            X
------------------------------------------------------------------------------------------------------------------------------------
Investment Companies     X       X       X       X          X          X          X              X          X            X
------------------------------------------------------------------------------------------------------------------------------------
Cash and Other High      X       X       X       X          X          X          X              X          X            X
Quality Investments
------------------------------------------------------------------------------------------------------------------------------------
Long and Medium Term     X       X               X          X          X          X              X          X            X
Corporate and Gov't
Bonds
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                        U.S.   U.S.     Active  Intrinsic  Growth  International  International  Global    Value          Growth
                        Core   Quality  Value   Value      Fund    Core Fund      Growth         Fund   Opportunities  Opportunities
                        Fund   Equity   Fund    Fund                              Fund                     Fund           Fund
                               Fund
------------------------------------------------------------------------------------------------------------------------------------

Short-term Corporate     X       X               X          X          X          X              X          X            X
and Government Bonds
------------------------------------------------------------------------------------------------------------------------------------
Foreign Currency                                                       X          X              X
Transactions
------------------------------------------------------------------------------------------------------------------------------------
Warrants and Rights      X       X       X       X          X          X          X              X          X            X
------------------------------------------------------------------------------------------------------------------------------------

DESCRIPTIONS AND RISKS OF FUND INVESTMENTS

The following is a description of investment practices in which the Funds may engage and the risks associated with their use. Not all Funds may engage in all practices described below. Please refer to descriptions of the Funds in the Prospectus and "Fund Investments" in this Statement of Additional Information for additional information regarding the practices in which a particular Fund may engage.

COMMON STOCKS. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of such entity's preferred stock and other senior equity. Ownership of common stock usually carries with it the right to vote and, frequently, an exclusive right to do so. Common stocks have the potential to outperform fixed-income securities over the long term. Common stocks provide the most potential for growth, yet are the more volatile of the two asset classes.

PREFERRED STOCKS. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer's common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.

CONVERTIBLE SECURITIES. Investments in convertible securities are not subject to the rating criteria with respect to non-convertible debt obligations. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. The market value of convertible securities can also be heavily dependent upon the changing value of the equity securities into which such securities are convertible, depending on whether the market price of the underlying security exceeds the conversion price. Convertible securities generally rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. However, the extent to which such risk is reduced depends upon the degree to which the convertible security sells above its value as a fixed-income security.

SECURITIES OF FOREIGN ISSUERS. Certain Funds may invest in the securities of foreign issuers [in the form of sponsored and unsponsored American Depository Receipts ("ADRs"), U.S. dollar-denominated securities of foreign issuers traded on U.S. exchanges and foreign securities traded in foreign and local markets on foreign exchanges].

ADRs (sponsored and unsponsored) are receipts, typically issued by U.S. banks, which evidence ownership of underlying securities issued by a foreign corporation. ADRs are publicly traded on a U.S. stock exchange or in the over-the-counter market. An investment in foreign securities including ADRs may be affected by changes in currency rates and in exchange control regulations. Issuers of unsponsored ADRs are not contractually obligated to disclose material information including financial information, in the United States and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR.

RISKS OF FOREIGN SECURITIES. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the

United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect a Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that a Fund's investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation limitations on the removal of funds or other assets of a Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The dividends, in some cases capital gains and interest payable on certain of a Fund's foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders.

These risks may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets. See "Securities of Emerging Market Issuers or Countries" below.

The U.S. Government has from time to time in the past imposed restrictions, through taxation and otherwise, on foreign investments by U.S. investors such as a Fund. If such restrictions should be reinstituted, it might become necessary for a Fund to invest all or substantially all of its assets in U.S. securities. In such event, a Fund would review its investment objective and investment policies to determine whether changes are appropriate.

A Fund's ability and decisions to purchase or sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. [Because the shares of the Funds are redeemable on a daily basis in U.S. dollars, the Funds intend to manage their portfolios so as to give reasonable assurance that they will be able to obtain U.S. dollars. Under present conditions, it is not believed that these considerations will have any significant effect on the Funds' portfolio strategies.]

SECURITIES OF EMERGING MARKET ISSUERS OR COUNTRIES. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the United States and developed foreign countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and developed foreign countries. In addition, the securities markets of emerging countries may be subject to a lower level of monitoring and regulation. Government enforcement of existing securities regulations also has been extremely limited, and any such enforcement may be arbitrary and the results difficult to predict with any degree of certainty. Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of some emerging countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. Economies in emerging markets also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The economies of countries with emerging markets also may be predominantly based on only a few industries or dependent on revenues from particular commodities. In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of issuers of debt instruments to make payments on their debt obligations, regardless of their financial condition.

DEPOSITORY  RECEIPTS.  Many of the  Funds  may  invest  in  American  Depositary
Receipts (ADRs), Global Depository Receipts (GDRs), and European Depository Receipts (EDRs) (collectively, "Depository Receipts") if issues of such Depository Receipts are available that are consistent with a Fund's investment objective. Depository Receipts generally evidence an ownership interest in a foreign security on deposit with a financial institution. Transactions in Depository Receipts usually do not settle in the same currency in which the underlying foreign securities are denominated or traded. Generally, ADRs are designed for use in the U.S. securities markets and EDRs are designed for use in European securities markets. GDRs may be traded in any public or private securities markets and may represent securities held by institutions located anywhere in the world.

ILLIQUID SECURITIES. Each Fund will not invest more than 15% of its net assets in illiquid investments.

For this purpose, "illiquid securities" may include certain securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees have adopted guidelines and delegated to the Adviser the daily function of determining the monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.

As long as the SEC maintains the position that most swap contracts, caps, floors, and collars are illiquid, each Fund will continue to designate these instruments as illiquid for purposes of its 15% illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Trustees.

OPTIONS AND FUTURES. Many of the Funds may use options and futures for various purposes. The use of options contracts, futures contracts, and options on futures contracts involves risk. Thus, while a Fund may benefit from the use of options, futures and options on futures, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in poorer overall performance for the Fund than if it had not entered into any options transactions or futures contracts. Losses incurred in transactions in options, futures and options on futures and the costs of these transactions will affect a Fund's performance.

OPTIONS. Funds that use options (1) may enter into contracts giving third parties the right to buy portfolio securities from the Fund for a fixed price at a future date ("writing call options"); (2) may enter into contracts giving third parties the right to sell securities to the Fund for a fixed price at a future date ("writing put options"); and (3) may buy the right to purchase securities from third parties ("call options") or the right to sell securities to third parties ("put options") for a fixed price at a future date.

The extent to which a Fund will be able to write and purchase call and put options may be restricted by the Fund's intention to qualify as a regulated investment company under the Internal Revenue Code.

WRITING OPTIONS. Each Fund may seek to increase its return by writing call or put options on optionable securities or indexes. A call option written by a Fund on a security gives the holder the right to buy the underlying security from the Fund at a stated exercise price; a put option written by a Fund gives the holder the right to sell the underlying security to the Fund at a stated exercise price. In the case of options on indexes, the options are usually cash settled for the difference between the exercise price and the market value of the index.

A Fund will receive a premium for writing a put or call option, which increases the Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price and volatility of the underlying security or securities index to the exercise price of the option, the remaining term of the option, supply and demand, and interest rates. By writing a call option on a security held by the Fund, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. If the Fund does not hold the security underlying a call written by the Fund and the market price exceeds the exercise price, the Fund bears the risk that it will suffer a loss equal to the amount by which the market price exceeds the exercise price minus any premium received. By writing a put option on a security, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a loss equal to the amount by which the market price of the security is below the exercise price minus the premium received, unless the security subsequently appreciates in value.

If the writer of an option wishes to terminate its obligation, it may effect a closing purchase transaction. In the case of exchange-traded options, a Fund effects a closing purchase transaction by buying an option of the same series as the option previously written. The writer of an option may not effect a closing purchase transaction after it has been notified of the exercise of an option. The holder of an option may similarly liquidate its position by effecting a closing sale transaction. In the case of exchange-traded options, a Fund effects a closing sale transaction by selling an option of the same series as the option previously purchased. No guarantee exists that a Fund will be able to affect a closing purchase or a closing sale transaction at any particular time. An over-the-counter option may be closed out only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty. If a Fund desires to sell a security on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

A Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option or the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or index of securities, any loss resulting from the closing of a written call option is likely to be offset in whole or in part by appreciation of the underlying security or securities owned by the Fund.

PURCHASING OPTIONS. In order for a call option purchased by a Fund to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium paid by the Fund to the writer and transaction costs. Likewise, in order for a put option purchased by a Fund to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium paid by the Fund and transaction costs. A Fund's purchase of put options reduces any profit the Fund might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

RISK FACTORS IN OPTIONS TRANSACTIONS. The holder of an American option can exercise its rights any time prior to expiration of the option. Consequently, the writer of an American option has no control over when the underlying securities or futures contracts must be sold, in the case of a call option, or purchased, in the case of a put option. If a call option is unexercised, the writer's gain (the amount of the premium) may be offset by a decline in the market value of the underlying security or futures contract during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security or futures contract. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security or futures contract at the exercise price, which will usually exceed the then market value of the underlying security or futures contract. The purchaser of an option risks losing the premium paid for the option plus related transaction costs.

An exchange-traded option may be closed out only on a national securities exchange ("Exchange"), which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, a Fund might not be able to affect a closing transaction for a particular option. As a result, the Fund, if it is the holder of an option, would be able to realize profits or limit losses only by exercising the option, and the Fund, if it is the writer of an option, would remain obligated under the option and would not be able to sell the underlying security or futures contract until the option expires or it delivers the underlying security or futures contract upon exercise. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) insufficient trading interest may exist in some options; (ii) restrictions may be imposed by an Exchange on opening or closing transactions, or both; (iii) trading halts, suspensions, or other restrictions may be imposed on particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled to discontinue options trading (or trading in a particular class or series of options) (although outstanding options on that Exchange that were issued by the Options Clearing Corporation as a result of trades on that Exchange should continue to be exercisable in accordance with their terms).

The Exchanges have established limits on the maximum number of options an investor or group of investors acting in concert may write. The Funds, the Adviser, and other clients of the Adviser may constitute such a group. These limits may restrict a Fund's ability to purchase or sell options on a particular security.

An over-the-counter option may be closed out only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty. See "Swap Contracts and Other Two-Party Contracts -- Risk Factors in Swap Contracts, OTC Options and Other Two-Party Contracts" below.

FUTURES. To the extent consistent with applicable law, a Fund permitted to invest in futures contracts may invest in futures contracts on, among other things, financial instruments (such as a U.S. government security or other fixed income instrument), individual equity securities ("single stock futures") or securities indices, interest rates, and (to the extent a Fund is permitted to invest in commodities and commodity-linked derivative instruments) commodities or commodities indices.

A financial futures contract sale creates an obligation by the seller to deliver a specified quantity of a financial instrument in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to pay for and take delivery of the type of financial instrument called for in the contract in a specified delivery month, at a stated price. In some cases, the specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. That determination is made in accordance with the rules of the exchange on which the sale or purchase was made. Some futures contracts are "cash settled" (rather than "physically settled," as described above), which means that the purchase price is subtracted from the current market value of the instrument and the net amount, if positive, is paid to the purchaser by the seller of the futures contract and, if negative, is paid by the purchaser to the seller of the futures contract. Futures contracts are traded in the United States only on commodity exchanges or boards of trade - known as "contract markets" - approved by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant market.

The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received. Instead, an amount of cash, U.S. government securities, or other liquid assets equal in value to a percentage of the face amount of the futures contract must be deposited with the broker. This amount is known as initial margin. The size of the initial margin is generally set by the exchange on which the contract is traded. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid to the broker on each completed purchase and sale transaction.

In most cases, futures contracts are closed out before the settlement date without the making or taking of delivery. A sale of a futures contract is closed out by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial futures contract sale exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, a purchase of a futures contract is closed out by selling a corresponding futures contract. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and, if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

INDEX FUTURES. Some Funds may purchase futures contracts on various securities indexes ("Index Futures"). A Fund's purchase and sale of Index Futures is limited to contracts and exchanges approved by the CFTC.

A Fund may close open positions on an exchange on which Index Futures are traded at any time up to and including the expiration day. In general, all positions that remain open at the close of the last business day of the contract's term are required to settle on the next business day (based on the value of the relevant index on the expiration day). Additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases foreign stock Index Futures.

Changes in the price of Index Futures may not correlate perfectly with movements in the relevant index due to market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the underlying index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market also may cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to the trading hours of the foreign exchange to which a particular foreign stock Index Future relates. As a result, a disparity may arise between the price of foreign stock Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

INTEREST RATE FUTURES. Some Funds may engage in a variety of transactions involving the use of futures on interest rates, including in connection with a Fund's investments in U.S. government securities and other fixed income securities.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option-exercise price at any time during the period of the option. Funds may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may hedge against a possible increase in the price of securities the Fund expects to purchase by purchasing call options or writing put options on futures contracts rather than purchasing futures contracts. Options on futures contracts generally operate in the same manner as options purchased or written directly on the underlying investments. See "Foreign Currency Transactions" below for a description of the Funds' use of options on currency futures.

A Fund's ability to establish and close out options on futures contracts will depend on the development and maintenance of a liquid secondary market. The development and maintenance of a liquid secondary market is not certain.

RISK FACTORS IN FUTURES TRANSACTIONS. Investment in futures contracts involves risk. If the futures are used for hedging, an imperfect correlation between movements in the price of the futures contract and the price of the security or currency being hedged creates risk. Correlation is higher when the investment being hedged underlies the futures contract. Correlation is lower when the investment being hedged is different than the instrument underlying the futures contract, such as when a futures contract on an index of securities or commodities is used to hedge a single security or commodity, a futures contract on one security (e.g., U.S. Treasury bonds) or commodity (e.g., gold) is used to hedge a different security (e.g., a mortgage-backed security) or commodity (e.g., copper), or when a futures contract in one currency is used to hedge a security denominated in another currency. In the event of an imperfect correlation between a futures position and the portfolio position (or anticipated position) intended to be protected, the Fund may realize a loss on the futures contract or the portfolio position intended to be protected. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches.

To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater amount than the hedged securities if the volatility of the price of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer futures contracts if the volatility of the price of the hedged securities is historically less than that of the futures contract.

A Fund also may purchase futures contracts (or options on them) as an anticipatory hedge against a possible increase in the price of a currency in which securities the Fund anticipates purchasing is denominated. In such instances, the currency may instead decline. If the Fund does not then invest in those securities, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.

The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges to limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached, no trades of the contract may be entered at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on several consecutive trading days. Short positions in Index Futures may be closed out only by purchasing a futures contract on the exchange on which the Index Futures are traded.

The successful use of futures contracts and related options for hedging and risk management also depends on the ability of the Adviser to forecast correctly the direction and extent of exchange rate, interest rate, and stock and commodity price movements within a given time frame. For example, to the extent a Fund invests in fixed income securities and interest rates remain stable (or move in a direction opposite to that anticipated) during the period in which a futures contract or option is held by a Fund, the Fund would realize a loss on the futures transaction that is not fully or partially offset by an increase in the value of its portfolio securities. As a result, the Fund's total return would be less than if it had not engaged in the hedging transaction.

As discussed above, a Fund that purchases or sells a futures contract is only required to deposit initial and variation margin as required by relevant CFTC regulations and the rules of the contract market. Because the Fund is obligated to purchase the underlying instrument at a set price on a future date, the Fund's net asset value will fluctuate with the value of the instrument as if it were already in the Fund's portfolio. Futures transactions have the effect of investment leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract.

Trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The lack of a common clearing facility creates counterparty risk. If a counterparty defaults, a Fund normally will have contractual remedies against such counterparty, but may be unsuccessful in enforcing those remedies. When seeking to enforce a contractual remedy, a Fund also is subject to the risk that the parties may interpret contractual terms (e.g., the definition of default) differently. If such a dispute occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty. A Fund thus assumes the risk that it may be unable to obtain payments owed to it under foreign futures contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be offset (or exceeded) by adverse changes in the exchange rate.

If a Fund combines short and long positions, in addition to possible declines in the values of its investment securities, the Fund also will incur losses if the securities or commodities index underlying the long futures position underperforms the securities or commodities index underlying the short futures position.

The Funds' ability to engage in the options and futures strategies described above depends on the liquidity of the markets in those instruments. Trading interest in various types of options or futures cannot be predicted. Therefore, no assurance can be given that a Fund will be able to utilize these instruments effectively. Furthermore, each Fund's ability to engage in options and futures transactions may be limited by tax considerations.

REAL ESTATE INVESTMENT TRUSTS. ("REITs") REITs are pooled investment vehicles that invest in real estate or real estate-related companies. There are a few different types of REITs in which a Fund may invest, including equity REITs, which own real estate directly; mortgage REITs, which make construction, development, or long-term mortgage loans; and hybrid REITs, which share characteristics of equity REITs and mortgage REITs.

In general, the value of a REIT can be expected to change in light of factors affecting the real estate industry. Factors affecting the performance of real estate may include the supply of real property in some markets, changes in zoning laws, completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, adequacy of rent to cover operating expenses, and local and regional markets for competing asset classes. The performance of real estate also may be affected by changes in interest rates, management of insurance risks, and social and economic trends. REITs are also subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 and/or to maintain exempt status under the 1940 Act. See "Taxes" below for a discussion of special tax considerations relating to a Fund's investment in REITs.

SWAP CONTRACTS AND OTHER TWO-PARTY CONTRACTS. Many of the Funds may use swap contracts and other two-party contracts for the same or similar purposes as options, futures, and related options.

SWAP CONTRACTS. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap", two parties agree to exchange returns (or differentials in rates of return) calculated on a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

INTEREST RATE AND CURRENCY SWAP CONTRACTS. The parties to interest rate swaps agree to pay or receive interest on a notional principal amount (e.g., an exchange of floating rate payments for fixed rate payments). The parties to currency swaps agree to pay or receive fluctuations in the notional amount of two different currencies (e.g., an exchange of payments on fluctuations in the value of the U.S. dollar relative to the Japanese yen).

EQUITY SWAP CONTRACTS, COMMODITIES SWAP CONTRACTS AND CONTRACTS FOR DIFFERENCES. The parties to equity swap contracts agree to exchange returns calculated on a notional amount of an equity index (e.g., the S&P 500 Index), basket of equity securities, or individual equity security. The parties to commodity swap contracts agree to exchange returns on the notional amount of a commodity index (e.g., the Goldman Sachs Commodity Index), basket of commodities, or individual commodity.

If a Fund enters into an equity or commodity swap contract (long or short), the Fund's net asset value will fluctuate with changes in the value of the equity or commodity index, basket of equity securities or commodities, or individual equity security or commodity on which the swap is based. The fluctuation will be the same as it would be if the Fund had purchased or sold the notional amount of securities or commodities comprising the index, securities or commodities comprising the basket, or individual security or commodity, as the case may be.

Contracts for differences are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two different groups or "baskets" of securities. Often, one or both "baskets" will be an established securities index. The Fund's return is based on changes in value of theoretical, long futures positions in the securities comprising one basket (with an aggregate face value equal to the notional amount of the contract for differences) and theoretical short futures positions in the securities comprising the other basket. The Fund also may use actual long and short futures positions and achieve similar market exposure by netting the payment obligations of the two legs of the contract. The Funds will only enter into contracts for differences (and analogous futures positions) when the Adviser believes that the basket of securities constituting the long leg will outperform the basket constituting the short leg. If the short basket outperforms the long basket, however, the Fund will realize a loss -- even in circumstances when the securities in both the long and short baskets appreciate in value.

INTEREST RATE CAPS, FLOORS AND COLLARS. The Funds may use interest rate caps, floors, and collars for the same or similar purposes as they use interest rate futures contracts and related options and, as a result, they will be subject to similar risks. See "Risks Associated with Options Transactions" and "Risks Associated with Futures Transactions" above. Like interest rate swap contracts, interest rate caps, floors, and collars are two-party agreements in which the parties agree to pay or receive interest on a notional principal amount. The purchaser of an interest rate cap receives interest payments from the seller to the extent that the return on a specified index exceeds a specified interest rate. The purchaser of an interest rate floor receives interest payments from the seller to the extent that the return on a specified index falls below a specified interest rate. The purchaser of an interest rate collar receives interest payments from the seller to the extent that the return on a specified index falls between two specified interest rates.

TOTAL RETURN SWAPS. A Fund generally uses total return swaps to gain investment exposure to fixed income securities where direct ownership is either not legally possible or is economically unattractive. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the fixed income security, basket of securities, or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty, respectively.

RISK FACTORS IN SWAP CONTRACTS, OTC OPTIONS AND OTHER TWO-PARTY CONTRACTS. A Fund may close out a swap, contract for differences, cap, floor, collar, or OTC option only with the counterparty. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund when the Fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. The Adviser monitors the creditworthiness of OTC derivatives counterparties.

Typically, a Fund will enter into these transactions only with counterparties with long-term debt ratings of A or higher by Standard & Poor's (or by Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") or if the counterparty has a comparable credit rating, as determined by the Adviser) at the time of entering into such transactions. Short-term derivatives may be entered into with counterparties that do not have long-term debt ratings, if they have short-term debt ratings of A-1 by Standard & Poor's and/or a comparable rating by Moody's or Fitch. The credit rating of a counterparty may be adversely affected by larger-than-average volatility in the markets, even if the counterparty's net market exposure is small relative to its capital.

ADDITIONAL REGULATORY LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS, INTEREST RATE FLOORS, CAPS AND COLLARS AND INTEREST RATE AND CURRENCY SWAP CONTRACTS. Each Fund has claimed an exclusion from the definition of "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under that Act.

REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements with banks and broker-dealers. A repurchase agreement is a contract under which the Fund acquires a security (usually an obligation of the government where the transaction is initiated or in whose currency the agreement is denominated) for a relatively short period (usually not more than a week) for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at no market risk, although there is a risk that the seller may default in its obligation to pay the agreed-upon sum on the redelivery date. Such a default may subject the Fund to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) inability to enforce rights and the expenses involved in attempted enforcement.

INVESTMENT COMPANIES. A Fund may invest in shares of other investment companies, including both open- and closed-end investment companies (including single country funds and exchange-traded funds ("ETFs")). When making such an investment, the Fund will be indirectly exposed to all the risks of such investment companies. In general, the investing Fund will bear a pro rata portion of the other investment company's fees and expenses.

In addition, many of the Funds may invest in private investment funds, vehicles, or structures. The Funds may also invest in debt-equity conversion funds, which are funds established to exchange foreign bank debt of countries whose principal repayments are in arrears into a portfolio of listed and unlisted equities, subject to certain repatriation restrictions.

ETFs are hybrid investment companies that are registered as open-end investment companies or unit investment trusts ("UITs") but possess some of the characteristics of closed-end funds. ETFs typically hold a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Common examples of ETFs include S&P Depositary Receipts ("SPDRs") and iShares, which may be obtained from the UIT or investment company issuing the securities or purchased in the secondary market (SPDRs are listed on the American Stock Exchange and iShares are listed on the New York Stock Exchange). ETF shares traded in the secondary market may be purchased and sold at market prices when the exchanges are open. The market price may be higher or lower than the net asset value of the securities held by an ETF. The sale price and redemption price of ETF shares obtained from the investment company or UIT issuing the securities is derived from and based upon the securities held by that investment company or UIT. Accordingly, the level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of ETFs is based on the net asset value of a basket of stocks. Some ETFs have obtained an exemptive order from the Securities and Exchange Commission that allows mutual funds, like the Funds, to invest in them in excess of the limitations set forth in Section 12(d)(1)(A) of the 1940 Act, subject to various conditions and undertakings.

CASH AND OTHER HIGH QUALITY INSTRUMENTS. Many of the Funds may temporarily invest a portion of their assets in cash or cash items pending other investments or in connection with the maintenance of such assets on the custodian's books and records. These cash items and other high quality corporate debt securities may include a number of money market instruments such as securities issued by the United States Government and agencies thereof, bankers' acceptances, commercial paper, and bank certificates of deposit. A Fund seeks to minimize credit risk by investing only in high quality money market securities.

FOREIGN CURRENCY TRANSACTIONS. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably as a result of intervention (or the failure to intervene) by the U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Foreign currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Funds that are permitted to invest in securities denominated in foreign currencies may buy or sell foreign currencies or deal in forward foreign currency contracts, currency futures contracts and related options, and options on currencies. Those Funds may use such currency instruments for hedging, investment, or currency risk management. Currency risk management may include taking active currency positions relative to both the securities portfolio of the Fund and the Fund's performance benchmark. Funds also may purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security which approximates desired risk and return characteristics if the non-synthetic securities either are not available in foreign markets or possess undesirable characteristics.

Forward foreign currency contracts are contracts between two parties to purchase and sell a specific quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price. However, currency futures can be and often are closed out prior to delivery and settlement (see "Futures" for additional information). Options on currency futures contracts give their holder the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified currency futures contract at a fixed price during a specified period. Options on currencies give their holder the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified quantity of a particular currency at a fixed price during a specified period.

WARRANTS AND RIGHTS. The Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price subject to the Fund's Investment Restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrant and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund's assets as compared with investing the same amount in the underlying stock.

FORWARD COMMITMENT AND WHEN-ISSUED SECURITIES. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

U.S. GOVERNMENT AND FOREIGN GOVERNMENT SECURITIES. U.S. government securities include securities issued or guaranteed by the U.S. government or its authorities, agencies, or instrumentalities. Foreign government securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies, or instrumentalities or by supra-national agencies. Different kinds of U.S. government securities and foreign government securities have different kinds of government support. For example, some U.S. government securities (e.g., U.S. Treasury bonds) are supported by the full faith and credit of the United States. Other U.S. government securities are issued or guaranteed by federal agencies or government-chartered or -sponsored enterprises, but are neither guaranteed nor insured by the U.S. government (e.g., debt securities issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), and Federal Home Loan Banks ("FHLBs")). Similarly, some foreign government securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. Foreign government securities of some countries may involve varying degrees of credit risk as a result of financial or political instability in those countries and the possible inability of a Fund to enforce its rights against the foreign government issuer. As with other fixed income securities, sovereign issuers may be unable or unwilling to make timely principal or interest payments.

Supra-national agencies are agencies whose member nations make capital contributions to support the agencies' activities, and include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community, and the Inter-American Development Bank.

Like other fixed income securities, U.S. government securities and foreign government securities are subject to market risk and their market values typically will change as interest rates fluctuate. For example, the value of an investment in a Fund which holds U.S. government securities or foreign government securities may fall during times of rising interest rates. Yields on U.S. government securities and foreign government securities tend to be lower than those of corporate securities of comparable maturities.

In addition to investing directly in U.S. government securities and foreign government securities, a Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of U.S. government securities and foreign government securities. Certificates of accrual and similar instruments may be more volatile than other government securities.

SHORT-TERM TRADING AND PORTFOLIO TURNOVER. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short-term trading may also be necessary in order for the Adviser to reallocate assets among the sectors. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage expenses. The Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the Prospectus.

SECURITIES LENDING. A Fund may lend portfolio securities to brokers, dealers and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. A Fund may reinvest any cash collateral in short-term securities and money market funds. When a Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of each Fund not to lend portfolio securities having a total value exceeding 33 1/3% of its total assets.

USES OF DERIVATIVES

Introduction and Overview
-------------------------

DERIVATIVE POLICIES. This overview provides a general introduction to the principal ways in which the Funds use derivatives. The information below is designed to supplement the information included in the Funds' Prospectus.

FUNCTION OF DERIVATIVES IN FUNDS. The Funds may use financial derivatives to implement investment decisions. The types of derivatives employed, which vary from Fund to Fund, may include futures, swaps, options, forward contracts and, periodically, structured notes. These instruments may be exchange-traded or over-the-counter products. The types of strategies implemented also vary from Fund to Fund. To a significant extent, specific market conditions influence the choice of derivative strategies for a given Fund.

DERIVATIVE EXPOSURE. Generally, stocks constitute the majority of the holdings in each Fund, although derivative positions may comprise a significant portion of the total assets.

COUNTERPARTY CREDITWORTHINESS. The Adviser monitors the creditworthiness of over-the-counter derivatives counterparties. Typically, a Fund will enter into these transactions only with counterparties with long-term debt ratings of A or higher by either Standard & Poor's or Moody's at the time of contract. However, short-term derivatives may be entered into with counterparties that have short-term debt ratings of A-1 by Standard & Poor's and/or Prime-1 by Moody's (but do not have long-term debt ratings). (See Appendix A--"Description of Investment Ratings" for an explanation of short-term ratings.) In addition to checking agency ratings to assess creditworthiness, the Adviser also considers news reports and market activity, such as the levels at which a counterparty's long-term debt is trading. Furthermore, the Adviser monitors the amount of credit extended to any one counterparty by a particular Fund. Besides creditworthiness, the Adviser reviews, on a regular basis, the various exposures that each Fund has to over-the-counter counterparties. Additionally, the Adviser may negotiate collateral arrangements with a counterparty in order to further reduce a Fund's exposure to such counterparty.

Use of Derivatives by the Funds
-------------------------------

U.S. FUNDS. Funds in this group include: U.S. Core Fund, U.S. Quality Equity Fund, Value Fund, Intrinsic Value Fund, Growth Fund, Growth Opportunities Fund, and Value Opportunities Fund.

Types of Derivatives Used by the U.S. Funds:

     o    Options, futures contracts, and related options on securities indexes

     o Long equity swap contracts in which a Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities

     o Short equity swap contracts in which a Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities

     o Contracts for differences, i.e., equity swaps that contain both long and short equity components

Uses of Derivatives by the U.S. Funds:

HEDGING

     o Traditional Hedging: A Fund may use short equity futures, related options, and short equity swap contracts to hedge against an equity risk already generally present in the Fund.

     o Anticipatory Hedging: If a Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering into long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if a Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without exposing it to leveraged loss in the interim.

No limit exists with respect to the absolute face value of derivatives used for hedging purposes.

INVESTMENT
A Fund may use derivative instruments (particularly long futures contracts, related options, and long equity swap contracts) in place of investing directly in securities. These applications include using equity derivatives to "equitize" cash balances held by a Fund (e.g., creating equity exposure through the use of futures contracts or other derivative instruments). A Fund also may use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Adviser believes is the optimal exposure to individual markets, sectors, and equities.

RISK MANAGEMENT - SYNTHETIC SALES AND PURCHASES
A Fund may use equity futures, related options, and equity swap contracts to adjust the weight of the Fund to a level the Adviser believes is the optimal exposure to individual sectors and stocks. Sometimes, such transactions are used as a precursor to actual sales and purchases. For example, if a Fund held a large proportion of stocks of a particular industry and the Adviser believed that stocks of another industry would outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Equity derivatives used to effect synthetic sales and purchases generally will be unwound as actual portfolio securities are sold and purchased.

INTERNATIONAL FUNDS. Funds in this group include: International Core Fund, International Growth Fund, and Global Fund.

Types of Derivatives Used by the International [Sub-Advised] Equity Funds (other than foreign currency derivative transactions):

     o    Options, futures contracts, and related options on securities indexes

     o Long equity swap contracts in which a Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index, a single equity security, or a basket of securities

     o Short equity swap contracts in which a Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index, a single equity security, or a basket of securities

     o Contracts for differences, i.e., equity swaps that contain both long and short equity components

     o    Warrants and rights

Uses of Derivatives by the International Funds (other than foreign currency derivative transactions):

HEDGING

     o Traditional Hedging: A Fund may use short equity futures, related options, and short equity swap contracts to hedge against an equity risk already generally present in the Fund.

     o Anticipatory Hedging: If a Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering into long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if a Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts to allow the Fund to dispose of securities in a more orderly fashion without exposing the Fund to leveraged loss in the interim.

No limit exists with respect to the absolute face value of derivatives used for hedging purposes.

INVESTMENT
A Fund may use derivative instruments (particularly long futures contracts, related options, and long equity swap contracts) in place of investing directly in securities. These applications include using equity derivatives to "equitize" cash balances held by the Fund (e.g., creating equity exposure through the use of futures contracts or other derivative instruments). Because a foreign equity derivative generally only provides the return of a foreign market in local currency terms, a Fund often will purchase a foreign currency forward in conjunction with equity derivatives to give the effect of investing directly. A Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Adviser believes is the optimal exposure to individual countries and equities.

RISK MANAGEMENT - SYNTHETIC SALES AND PURCHASES
A Fund may use equity futures, related options, and equity swap contracts to adjust the weight of the Fund to a level the Adviser believes is the optimal exposure to individual countries and stocks. Sometimes, such transactions are used as a precursor to actual sales and purchases.

For example, if a Fund holds a large proportion of stocks of a particular market and the Adviser believes that stocks of another market will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences also may be used for these purposes. Often, a foreign currency forward will be used in conjunction with a long derivative position to create the effect of investing directly. Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

FOREIGN  CURRENCY   DERIVATIVE   TRANSACTIONS   EMPLOYED  BY  THE  INTERNATIONAL
FUNDS:

     o    Buying and selling spot currencies

     o    Forward foreign currency contracts

     o    Currency futures contracts and related options

     o    Options on currencies

     o    Currency swap contracts

Uses  of  Foreign  Currency   Derivative   Transactions  by  the   International
Funds:

HEDGING

     o Traditional Hedging: A Fund may effect foreign currency transactions - generally short forward or futures contracts - to hedge back into the U.S. dollar the risk of foreign currencies represented by its securities investments. A Fund is not required to hedge any of the currency risk inherent in investing in securities denominated in foreign currencies.

     o Anticipatory Hedging: When a Fund enters into a contract for the purchase of, or anticipates the need to purchase, a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency on the spot market or through the use of currency forwards or futures.

     o Proxy Hedging: A Fund may hedge the exposure of a given foreign currency by using an instrument denominated in a different currency that the Adviser believes is highly correlated to the currency being hedged.

INVESTMENT
A Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

RISK MANAGEMENT
Subject to the limitations described below, a Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This foreign currency exposure may include long exposure to particular currencies beyond the amount of a Fund's investment in securities denominated in that currency.

A Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets. A Fund also will not hold net aggregate foreign currency exposure in excess of its net assets (except for temporary purposes due to large cash flows). However, a Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.


INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS. The following investment restrictions will not be changed without the approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information, means the approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the Fund's outstanding shares.

Without approval of a majority of the outstanding voting securities of the relevant Fund, the Trust will not take any of the following actions with respect to any Fund or as indicated:

(1) Borrow money except under the following circumstances: (i) Each Fund may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (ii) Each Fund may also borrow amounts equal to an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; (iii) Each Fund may enter into transactions that are technically borrowings under the 1940 Act because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls, and other similar investment techniques) without regard to the asset coverage restriction described in (i) above, so long as and to the extent that a Fund's custodian earmarks and maintains cash and/or high grade debt securities equal in value to its obligations in respect of these transactions.

     Under current pronouncements of the SEC staff, the above types of transactions are not treated as involving senior securities so long as and to the extent that the Fund's custodian earmarks and maintains liquid assets, such as cash, U.S. government securities or other appropriate assets equal in value to its obligations in respect of these transactions.

(2) With respect to all Funds, except for the U.S. Quality Equity Fund and Global Fund, purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

(3) With respect to all Funds, except for the U.S. Quality Equity Fund, International Core Fund, Global Fund and International Growth Fund, make short sales of securities or maintain a short position for the Fund's account unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

(4) Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, a Fund may be deemed to be an underwriter for purposes of the 1933 Act.

(5) Purchase or sell real estate except that the Funds may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that deal in real estate or interests therein, including securities of real estate investment trusts, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Funds as a result of the ownership of securities.

(6) Make loans, except that each Fund (i) may lend portfolio securities in accordance with its investment policies up to 33 1/3% of the Fund's total assets taken at market value, (ii) enter into repurchase agreements, and
     (iii) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of securities.

(7) Purchase securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of the Fund's investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.

(8) Purchase or sell commodities or commodity contracts, except that the Funds may purchase and sell financial futures contracts and options thereon.

(9) Issue senior securities, as defined in the 1940 Act and as amplified by rules, regulations and pronouncements of the SEC. The SEC has concluded that even though reverse repurchase agreements, firm commitment agreements, and standby commitment agreements fall within the functional meaning of the term "evidence of indebtedness," the issue of compliance with Section 18 of the 1940 Act will not be raised with the SEC by the Division of Investment Management if a Fund covers such securities by earmarking and maintaining certain assets on the books and records of the Fund's custodian. Similarly, so long as such earmarked assets are maintained, the issue of compliance with Section 18 will not be raised with respect to any of the following: any swap contract or contract for differences; any pledge or encumbrance of assets permitted by Non-Fundamental Restriction (4) below; any borrowing permitted by Fundamental Restriction (1) above; any collateral arrangements with respect to initial and variation margin permitted by Non-Fundamental Restriction (4) below; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.

(10) With respect to each of the U.S. Core Fund, Value Opportunities Fund, International Core Fund, and International Growth Fund, cause less than 75% of the value of the Fund's total assets to be represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of any single issuer.

NON-FUNDAMENTAL   INVESTMENT   RESTRICTIONS.   The  following  restrictions  are
designated as non-fundamental and may be changed by the Trustees without shareholder approval.

The Trust will not take any of the following actions with respect to any Fund or as indicated:

(1)  Buy or sell oil, gas, or other mineral leases, rights or royalty contracts.

(2) Invest for the purpose of exercising control over or management of any company.

(3) Invest more than 15% of net assets in illiquid securities. For this purpose, "illiquid securities" may include certain restricted securities under the Federal securities laws (including illiquid securities eligible for resale under Rules 144 or 144A), repurchase agreements, and securities that are not readily marketable. To the extent the Trustees determine that restricted securities eligible for resale under Rules 144 or 144A (safe harbor rules for resales of securities acquired under Section 4(2) private placements) under the Securities Act of 1933, repurchase agreements and securities that are not readily marketable, are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.

     Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.

     For so long as the SEC maintains the position that most swap contracts, caps, floors, and collars are illiquid, each Fund will continue to designate these instruments as illiquid for purposes of its 15% illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Trustees.

(4) With respect to all Funds, except for the U.S. Quality Equity Fund and Global Fund, pledge, hypothecate, mortgage, or otherwise encumber its assets in excess of 33 1/3% of the Fund's total assets (taken at cost). (For the purposes of this restriction, collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be a pledge or encumbrance.)

     Except as indicated above in Fundamental Restriction (1), all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.


THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Trust, an open-end management investment company, is managed by its Trustees, including certain Trustees who are not "interested persons" of the Funds or the Trust (as defined by the Investment Company Act of 1940) (the "Independent Trustees"), who elect officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the

Trustees. Several of the officers and Trustees of the Funds are also officers or Directors of the Adviser, or officers and Directors of the principal distributor to the Funds, John Hancock Funds, LLC (prior to February 1, 2002, John Hancock Funds, Inc.) ("John Hancock Funds").

----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 NUMBER OF
                                                                                                                 JOHN
                                                                                                                 HANCOCK
                                POSITION(S)         TRUSTEE/          PRINCIPAL OCCUPATION(S) AND OTHER          FUNDS
NAME, ADDRESS (1)               HELD WITH           OFFICER           DIRECTORSHIPS                              OVERSEEN
AND AGE                           FUND              SINCE(2)          DURING PAST 5 YEARS                        BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
NON-INDEPENDENT
TRUSTEE (3)
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

(1) Business address for independent and non-independent Trustees and officers is [601 Congress Street, Boston, Massachusetts 02210.]
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 NUMBER OF
                                                                                                                 JOHN
                                                                                                                 HANCOCK
                                POSITION(S)         TRUSTEE/          PRINCIPAL OCCUPATION(S) AND OTHER          FUNDS
NAME, ADDRESS (1)               HELD WITH           OFFICER           DIRECTORSHIPS                              OVERSEEN
AND AGE                           FUND              SINCE(2)          DURING PAST 5 YEARS                        BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OFFICERS WHO ARE
NOT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

(1) Business address for independent and non-independent Trustees and officers is [601 Congress Street, Boston, Massachusetts 02210.]
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.

[Information regarding board committees will be inserted]

The following table provides a dollar range indicating each Trustee's ownership of equity securities of the Funds, as well as aggregate holdings of shares of equity securities of all funds in the John Hancock Fund Complex overseen by the Trustee, as of _______, 200_.

----------------------------------------------------------------------------------------------------
                                                                    AGGREGATE DOLLAR RANGE OF
                                DOLLAR RANGE OF FUND                HOLDINGS IN JOHN HANCOCK FUNDS
NAME OF TRUSTEE                 SHARES OWNED BY TRUSTEE (1)         OVERSEEN BY TRUSTEE (1)
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
NON-INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

[(1) [The _________Fund(s) do(es) participate in the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan"). Under the Plan, an Independent Trustee may defer his fees by electing to have the Adviser invest his fees in one of the funds in the John Hancock complex that participates in the Plan. Under these circumstances, the Trustee is not the legal owner of the underlying shares, but does participate in any positive or negative return on those shares to the same extent as all other shareholders. With regard to Trustees participating in the Plan, if a Trustee was deemed to own the shares used in computing the value of his deferred compensation, as of ________, 200_, the respective "Dollar Range of Fund Shares Owned by Trustee" and the "Aggregate Dollar Range of holdings in John Hancock funds overseen by Trustee" would be as follows: _______________.]

The following table provides information regarding the compensation paid by the Funds and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Any Non-Independent Trustee, and each of the officers of the Funds who are interested persons of the Adviser, are compensated by the Adviser and/or affiliates and receive no compensation from the Funds for their services.

----------------------------------------------------------------------------------------------
                                                           Total Compensation From the
                                Aggregate Compensation     Fund and John Hancock Fund
Independent Trustees            from the Fund (1)          Complex to Trustees (2)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Total                                       $                              $
----------------------------------------------------------------------------------------------

(1)  Compensation is for the fiscal year ending October 31, 2004.

(2)  Total   compensation  paid  by  the  John  Hancock  Funds  Complex  to  the
Independent Trustees is as of _______, 200_. [As of this date, there were [_____] funds in the John Hancock Fund Complex: Messrs. ________________ serving on [twenty-one] funds; Messrs. ____________ serving on [twenty-eight] funds; Dr. ________ and Ms. ________ serving on [thirty] funds.]

*As of __________, 200_, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Funds Complex for [Mr. ________ was $______, Mr. ______ was $______, Mr. ________ was $______, Mr.
________ was $______,  Mr.  ________ was $______,  and Mr. ________ was $______,
under the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees (the "Plan").]

All of the officers listed are officers or employees of the Adviser or Affiliated Companies. Some of the Trustees and officers may also be officers or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

The Funds will commence operations on or following the date of this Statement of Additional Information and, therefore, the officers and Trustees of the Funds as a group beneficially owned no shares of any class of any Fund. No shareholders beneficially owned 5% or more of the outstanding shares of any Fund.

INVESTMENT ADVISORY AND OTHER SERVICES


The Adviser is a Delaware limited liability corporation whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The ultimate parent of JHIMS is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. JHIMS is registered as an investment adviser under the Investment Advisers Act of 1940.

Grantham, Mayo, Van Otterloo & Co. LLC ("GMO" or "Subadviser") serves as subadviser to the Funds. GMO is a private company, founded in 1977. As of _____, 2005, GMO managed on a worldwide basis more than $__ billion in assets for institutional investors, such as pension plans, endowments and foundations, and mutual funds.

The Funds have entered into an investment management contract (the "Advisory Agreement") with the Adviser. Pursuant to the Advisory Agreement, the Adviser,
in  conjunction  with  the  Subadviser,   will:  (a)  furnish  continuously  an
investment program for the Funds and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged and (b) provide supervision over all aspects of the Funds' operations except those which are delegated to a custodian, transfer agent or other agent.

As a part of the overall business arrangement between the Adviser and the Subadviser, the Adviser has agreed that under certain circumstances it (and not the Fund) will pay to the Subadviser a specified amount if the Subadvisory Contract for a Fund is terminated within a five year period from the date of its effectiveness. Such amounts may total up to $12 million for any single fund and up to $50 million in the aggregate. Subject to its fiduciary duties as an investment adviser to each Fund and its shareholders, the Adviser has also agreed in connection with its broader arrangement with the Subadviser that it will not recommend to the Board of Trustees to terminate the Subadviser and any Subadvisory Contract or to reduce any of the fees payable thereunder to the Subadviser for a five year period from the date of its effectiveness. The Funds are not parties to any of these arrangements and they are not binding upon any of the Funds or the Board of Trustees. However, these arrangements present certain conflicts of interest because the Adviser has a financial incentive to support the continuation of each Subadvisory Contract for a five year period from the date of its effectiveness. In approving the Advisory Contract and Subadvisory Contracts, the Board of Trustees, including the Independent Trustees, were aware of and considered these potential conflicts of interest, including any financial obligations of the Adviser to the Subadviser.

[Information regarding Sub-Advisory Agreement approval and terms to be added by amendment]

Each Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to a Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts maintaining a committed line of credit and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund; the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

[As compensation for its services under the Advisory Agreement, the Funds pay the Adviser a fee [monthly] based on the average of the daily net assets of each Fund as follows:


                      FUND                                        MANAGEMENT FEE
                      ----                                        --------------

                 U.S. Core Fund                                     0.78%
            U.S. Quality Equity Fund                                0.78%
               Active Value Fund                                    0.88%
              Intrinsic Value Fund                                  0.78%
                  Growth Fund                                       0.80%
            International Core Fund                                 0.92%
           International Growth Fund                                0.92%
               Global Fund                                          0.95%
          Value Opportunities Fund                                  0.85%
          Growth Opportunities Fund                                 0.80%

[Information regarding breakpoints on Management Fees paid to the Adviser will be provided by amendment.]

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

[The Adviser has agreed to limit the Funds' expenses (excluding distribution and service fees) to _______% of the Funds' average daily net assets at least until __________, 200_.]

Securities held by a Fund may also be held by other funds or investment advisory clients for which the Adviser or their respective affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser for a Fund or for other funds or clients for which the Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or their respective affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which their respective Agreements relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable Agreement.

Under the Advisory Agreement, a Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the nonexclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

[Information regarding the approval and terms of the Sub-Advisory agreement will be added by amendment]

The Funds' Board of Trustees is responsible for overseeing the performance of the Funds' investment Adviser and determining whether to approve and renew the Funds' Advisory Agreements. The Board has a standing request that the Adviser provide the Board with certain information the Board has deemed important to evaluating the short-and long-term performance of the Adviser. This information includes periodic performance analysis and status reports from the Adviser and quarterly Portfolio and Investment Performance Reports. The Funds' portfolio managers meet with the Board from time to time to discuss the management and performance of the Funds and respond to the Board's questions concerning the performance of the Adviser. When the Board considers whether to renew an investment advisory contract, the Board takes into account numerous factors, including: (1) the nature, extent and quality of the services provided by the Adviser; (2) the investment performance of a Fund; (3) the fair market value of the services provided by the Adviser; (4) a comparative analysis of expense ratios of, and advisory fees paid by, similar funds; (5) the extent to which the Adviser has realized or will realize economies of scale as each Fund grows; (6) other sources of revenue to the Adviser or its affiliates from its relationship with the Funds and intangible or "fall-out" benefits that accrue to the adviser and its affiliates, if relevant; and (7) the Adviser's control of the operating expenses of the Funds, such as transaction costs, including ways in which portfolio transactions for the Funds are conducted and brokers are selected.

[Information regarding the Board's approval of the advisory agreement will be added by amendment]

ACCOUNTING AND LEGAL SERVICES AGREEMENT. [The Trust, on behalf of the Funds, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this Agreement, the Adviser provides the Fund with certain tax, accounting and legal services.]

PROXY VOTING. The Funds' Trustees have delegated to the Adviser the authority to vote proxies on behalf of the Funds. The Trustees have approved the proxy voting guidelines of the Adviser and will review the guidelines and suggest changes as they deem advisable. A summary of the Adviser's proxy voting guidelines is attached to this statement of additional information as Appendix C. [Information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending ________,2005 will be available by calling 1-800-225-5291 or on the Fund's website: www.jhfunds.com/proxy or on the SEC's website at www.sec.gov.]

Personnel of the Adviser and its affiliates may trade securities for their personal accounts. The Fund also may hold, or may be buying or selling, the same securities. To prevent the Fund from being disadvantaged, the adviser(s), principal underwriter and the Fund have adopted a code of ethics which restricts the trading activity of those personnel.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

Day-to-Day management of each Fund is the responsibility of one of several divisions comprised of investment professionals associated with GMO. Each division's members work collaboratively to manage the relevant Fund's portfolio, and no one person is primarily responsible for day-to-day management of any Fund.

The following table sets forth additional information about the senior members of the investment divisions responsible for coordinating overall portfolio management of the Funds. The information provided is as of the date of the February 28, 2005.


------------------------------------------------------------------------------------------------------------------------------------
SENIOR MEMBER       REGISTERED INVESTMENT COMPANIES MANAGED      OTHER POOLED INVESTMENT VEHICLES     SEPARATE ACCOUNTS MANAGED
                   (INCLUDING NON-GMO MUTUAL FUND SUBADVISORY          MANAGED (WORLD-WIDE)                   (WORLD-WIDE)
                                 RELATIONSHIPS)
------------------------------------------------------------------------------------------------------------------------------------
                        NUMBER OF       TOTAL ASSETS            NUMBER OF       TOTAL ASSETS         NUMBER OF       TOTAL ASSETS
                        ACCOUNTS                                ACCOUNTS                             ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
Edmond Choi                 4          $434,105,894.95            0                  0                   9         $228,009,202.46
------------------------------------------------------------------------------------------------------------------------------------
Thomas Hancock             14        $9,731,930,891.20            5            $917,778,056.16          23       $6,808,314,107.65
------------------------------------------------------------------------------------------------------------------------------------
Ben Inker                   7        $8,078,336,031.80            3          $3,317,285,163.21         154      $10,091,485,620.97
------------------------------------------------------------------------------------------------------------------------------------
Robert Soucy*              24       $14,734,645,878.24           29          $1,154,297,205.20          26       $2,901,152,612.78
------------------------------------------------------------------------------------------------------------------------------------
Sam Wilderman              24       $14,734,645,878.24           29          $1,154,297,205.20          26       $2,901,152,612.78
------------------------------------------------------------------------------------------------------------------------------------

                       REGISTERED INVESTMENT COMPANIES        OTHER POOLED INVESTMENT VEHICLES      SEPARATE ACCOUNTS MANAGED WHICH
                       MANAGED FOR WHICH GMO RECEIVES A        MANAGED (WORLD-WIDE) FOR WHICH       (WORLD-WIDE) FOR GMO RECEIVES A
                       PERFORMANCE-BASED FEE (INCLUDING     GMO RECEIVES A PERFORMANCE-BASED FEE         PERFORMANCE-BASED FEE
                       NON-GMO MUTUAL FUND SUBADVISORY
                              RELATIONSHIPS)
------------------------------------------------------------------------------------------------------------------------------------
                        NUMBER OF       TOTAL ASSETS            NUMBER OF       TOTAL ASSETS         NUMBER OF       TOTAL ASSETS
                        ACCOUNTS                                ACCOUNTS                             ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
Edmond Choi                 0                0                    0                 0                    2          $57,235,066.90
------------------------------------------------------------------------------------------------------------------------------------
Thomas Hancock              0                0                    0                 0                    6       $2,273,374,692.09
------------------------------------------------------------------------------------------------------------------------------------
Ben Inker                   0                0                    2          $2,952,393,873.33           32      $3,527,512,490.25
------------------------------------------------------------------------------------------------------------------------------------
Robert Soucy*               3        $3,844,377,368.36           28          $1,095,305,212.81           13      $1,782,171,610.76
------------------------------------------------------------------------------------------------------------------------------------
Sam Wilderman               3        $3,844,377,368.36           28          $1,095,305,212.81           13      $1,782,171,610.76
------------------------------------------------------------------------------------------------------------------------------------

*Mr. Soucy has announced that he plans to retire as of December 31, 2005.

Whenever a portfolio manager manages other accounts, including accounts that pay higher fees or accounts that pay performance-based fees, potential conflicts of interest exist, including potential conflicts between the investment strategy of the fund and the investment strategy of the other accounts and potential conflicts in the allocation of investment opportunities between the fund and such other accounts. GMO believes several factors limit the conflicts between each Fund and other similar stock accounts managed by the Fund's portfolio management team or individual members of the team. First, discipline and constraints are imposed because the investment programs of each Fund and other similar accounts are determined based on quantitative models. Second, all portfolio management team members are aware of and abide by GMO's trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts. Performance attribution with full transparency of holdings and identification of contributors to gains and losses act as important controls on conflicts that might otherwise exist. Performance dispersion among accounts employing the same investment strategy but with different fee structures is periodically examined by each Fund's portfolio management team and GMO's Investment Analysis team to ensure that any divergence in expected performance is adequately explained by differences in the client's investment guidelines and timing of cash flows.

The senior member of each Fund's portfolio management team is a member (partner) of GMO. Compensation for each senior member consists of a base salary, a partnership interest in the firm's profits and possibly an additional, discretionary, bonus. Compensation does not disproportionately reward outperformance by higher fee/performance fee products. GMO's Compensation Committee sets each senior member's base salary taking into account current industry norms and market data to ensure that the base salary is competitive. The Compensation Committee also determines each senior member's partnership interest, taking into account the senior member's contribution to GMO and GMO's mission statement. A discretionary bonus may be paid to recognize specific business contributions and to ensure that the total level of compensation is competitive with the market. Because each member's compensation is based on his individual performance, GMO does not have a typical percentage split among base salary, bonus and other compensation. Partnership interests in GMO are the primary incentive for senior level persons to continue employment at GMO. GMO believes that partnership interests provide the best incentive to maintain stability of portfolio management personnel.

The Funds have not commenced operations and no members of the investment divisions have a beneficial interest in any Fund's shares.

DISTRIBUTION CONTRACTS

The Trust has a Distribution Agreement with John Hancock Funds. Under the agreement John Hancock Funds is obligated to use its best efforts to sell shares of each class of each Fund. Shares of each Fund are also sold by selected broker-dealers, banks and registered investment advisors ("Selling Firms") that have entered into selling agreements with John Hancock Funds. These Selling Firms are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. John Hancock Funds accepts orders for the purchase of the shares of the Fund that are continually offered at net asset value next determined, plus any applicable sales charge, if any. In connection with the sale of Fund shares, John Hancock Funds and Selling Firms receive compensation from a sales charge imposed, in the case of Class A shares, at the time of sale. In the case of Class B, Class C, [Class R, Class 1 and Class 3] shares, the Selling Firm receives compensation immediately but John Hancock Funds is compensated on a deferred basis.

Because the Funds have not completed a full year of operations as of the date of this SAI, no information regarding underwriting commissions is included.

The Funds' Trustees adopted Distribution Plans with respect to each class of shares (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Funds will pay distribution and service fees at an aggregate annual rate of up to 0.30% for Class A shares, 1.00% for Class B and Class C shares, 0.50% for Class R shares, 0.05% for Class 1 shares, and 0.40% for Class 3 shares of the Fund's average daily net assets attributable to shares of the respective class of shares. However, the service fees will not exceed 0.25% of the Fund's average daily net assets attributable to each class of shares. The distribution fees will be used to reimburse John Hancock Funds for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Firms and others (including affiliates of John Hancock Funds) engaged in the sale of Fund shares; (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares; and (iii) with respect to Class B and Class C shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Firms and others for providing personal and account maintenance services to shareholders. In the event that John Hancock Funds is not fully reimbursed for payments or expenses it incurs under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B and Class C Plans will be carried forward together with interest on the balance of these unreimbursed expenses. [Unreimbursed expenses under the Class R, Class 1 and Class 3 Plans will be carried forward to subsequent fiscal years. A Fund does not treat unreimbursed expenses under the Class B, Class C, Class R, Class 1 and/or Class 3 Plans as a liability of the Fund because the Trustees may terminate the Plans for those respective classes of shares at any time with no additional liability for these expenses to the shareholders of the Funds. ] [For the fiscal year ended __________, 200_ an aggregate of $______ of distribution expenses, or 0.__% of the average net assets of the Class B shares of the Funds, was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or 12b-1 fees in prior periods. For the fiscal year ended ________, 200_, an aggregate of $_______ of distribution expenses, or 0.__% of the average net assets of the Class C shares of the Funds was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or 12b-1 fees in prior periods.]

The Funds have also adopted a separate Class R shares Service Plan ("the Service Plan"). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations who agree to provide certain services to retirement plans or plan participants holding shares of the Funds a service fee of up to 0.25% of the Funds' average daily net assets attributable to Class R shares held by such plan participants. These services may include
(a) acting, directly or through an agent, as the shareholder and nominee for all plan participants; (b) maintaining account records for each plan participant that beneficially owns Class R shares; (c) processing orders to purchase, redeem and exchange Class R shares on behalf of plan participants, and handling the transmission of funds representing the purchase price or redemption proceeds; (d) addressing plan participant questions regarding their accounts and the Funds; and (e) other services related to servicing such retirement plans.

The Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on these Plans.

Pursuant to the Plans, at least quarterly, John Hancock Funds provides the Fund with a written report of the amounts expended under the Plan and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plans provide that they will continue in effect only so long as each Plan's continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The Plans provide that they may be terminated without penalty, (a) by a vote of a majority of the Independent Trustees and (b) by a vote of a majority of the Fund's outstanding shares of the applicable class upon 60 days' written notice to John Hancock Funds. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to that Plan. Each Plan provides that no material amendment to the Plan will be effective unless it is approved by a majority vote of the Trustees and the Independent Trustees of the Fund. [The holders of Class A, Class B, Class C, Class R, Class 1 and Class 3 shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.]

Class I shares of the Funds are not subject to any distribution plan. Expenses associated with the obligation of John Hancock Funds to use its best efforts to sell Class I shares will be paid by the Adviser or by John Hancock Funds and will not be paid from the fees paid under the Plan for any other class of shares.

Amounts paid to John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to the formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of the Trustees. From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Fund.

SALES COMPENSATION

As part of their business strategies, the Funds, along with John Hancock Funds, pay compensation to Selling Firms that sell the Funds' shares. These firms typically pass along a portion of this compensation to your broker or financial representative.

The two primary sources of Selling Firm compensation payments for Class A, Class B, Class C, Class R, Class 1 and Class 3 are (1) the 12 b-1 fees that are paid out of a fund's assets and (2) sales charges paid by investors. The sales charges and 12b-1 fees are detailed in the prospectus and under the
"Distribution Contracts" in this Statement of Additional Information. The portions of these expenses that are paid to Selling Firms are shown on the next page. For Class I shares, John Hancock Funds may make a one-time payment at the time of initial purchase out of its own resources to a Selling Firm which sells shares of the Funds. This payment may not exceed 0.15% of the amount invested.

INITIAL COMPENSATION Whenever you make an investment in Class A, Class B or Class C shares of a Fund, the Selling Firm receives a reallowance/payment/commission as described on the next page. The Selling Firm also receives the first year's 12b-1 service fee at this time.

ANNUAL COMPENSATION For Class A, Class B and Class C shares of a Fund, beginning in the second year after an investment is made, the Selling Firm receives an annual 12b-1 service fee of 0.25% of its average daily net (aged) assets. In addition, beginning in the second year after an investment is made in Class C shares, the Distributor will pay the Selling Firm a distribution fee in an amount not to exceed 0.75% of the average daily net (aged) assets. These service and distribution fees are paid quarterly in arrears.

[For Class R shares of the Funds, beginning with the first year an investment is made, the Selling Firm receives an annual 12b-1 service fee of 0.25% of its average daily net assets. In addition, the Distributor will pay the Selling Firm a distribution fee in an amount not to exceed 0.25% of the average daily net assets. These service and distribution fees are paid quarterly in arrears.]

Selling Firms receive service and distribution fees if, for the preceding quarter, (1) their clients/shareholders have invested combined average daily net assets of no less than $1,000,000 in eligible (aged) assets; or (2) an individual registered representative of the Selling Firm has no less than $250,000 in eligible (aged) assets. The reason for these criteria is to save the Fund the expense of paying out de minimus amounts. As a result, if a Selling Firm does not meet one of the criteria noted above, the money for that firm's fees remains in the Fund.

ADDITIONAL COMPENSATION. John Hancock Funds, at its expense, and without additional cost to any Fund or its shareholders, may provide significant additional compensation to a Selling Firm in connection with their promotion of a Fund or sale of shares of a Fund. John Hancock Funds may make payments to selling firms for marketing support and/or shareholder administrative services. These market support payments may include financial assistance to Selling Firms in connection with their marketing and sales development programs for their registered representatives and other employees, as well as payment for travel expenses, including lodging, incurred by registered representatives and other employees for such marketing and sales development programs, as well as assistance for seminars for the public, advertising and sales campaigns regarding one or more Funds, and other Selling Firm-sponsored events or activities. From time to time, John Hancock Funds may provide expense reimbursements for special training of a Selling Firm's registered representatives and other employees in group meetings. Non-cash compensation may also take the form of occasional gifts, meals, tickets or other entertainment as limited by NASD requirements. Payments may also include amounts for sub-administration and other services for shareholders whose shares are held of record in omnibus or other group accounts. Other compensation, such as asset retention fees, finder's fees and reimbursement for wire transfer fees or other administrative fees and costs may be offered to the extent not prohibited by law or any self-regulatory agency such as the NASD. John Hancock Funds compensates Selling Firms differently depending upon, among other factors, the level and/or type of marketing support provided by the Selling Firm. The level of payments made to a Selling Firm in any given year will vary and may be substantial. These payments may provide an incentive to a Selling Firm to actively promote the Funds or cooperate with the John Hancock Funds' promotional efforts. Depending on the arrangements in place at any particular time, Selling Firms may have a financial incentive to recommend a particular fund or a share class. You should ask your Selling Firm for more information about any services it provides, as well as about fees, commissions and/or marketing support payments.

              FIRST YEAR BROKER OR OTHER SELLING FIRM COMPENSATION

                               INVESTOR PAYS
                               SALES CHARGE         SELLING FIRM           SELLING FIRM
                               (% OF OFFERING       RECEIVES               RECEIVES 12b-1         TOTAL SELLING FIRM
CLASS A INVESTMENTS            PRICE)               COMMISSION (1)         SERVICE FEE (2)        COMPENSATION (3)(4)
-------------------            ------               --------------         ---------------        -------------------
Up to $49,999                  5.00%                4.01%                  0.25%                  4.25%
$50,000 - $99,999              4.50%                3.51%                  0.25%                  3.75%
$100,000 - $249,999            3.50%                2.61%                  0.25%                  2.85%
$250,000 - $499,999            2.50%                1.86%                  0.25%                  2.10%
$500,000 - $999,999            2.00%                1.36%                  0.25%                  1.60%

INVESTMENTS OF CLASS A
SHARES OF $1 MILLION OR
MORE (5)

First $1M - $4,999,999         --                   0.75%                  0.25%                  1.00%
Next $1 - $5M above that       --                   0.25%                  0.25%                  0.50%
Next $1 or more above that     --                   0.00%                  0.25%                  0.25%

CLASS B INVESTMENTS

All amounts                    --                   3.75%                  0.25%                  4.00%

CLASS C INVESTMENTS

All amounts                    --                   0.75%                  0.25%                  1.00%

CLASS I INVESTMENTS

All amounts                    --                   0.00%                  0.00%                  0.00%(6)

CLASS R INVESTMENTS

All amounts                    --                   0.00%                  0.50%                  0.50%

CLASS 1 INVESTMENTS

All amounts                    --                   ___%                   ___%                   ___%


CLASS 3 INVESTMENTS

All amounts                    --                   ___%                   ___%                   ___%

(1) FOR CLASS A INVESTMENTS UNDER $1 MILLION, A PORTION OF THE SELLING FIRM'S COMMISSION IS PAID OUT OF THE SALES CHARGE.

(2) FOR CLASS A, B AND C SHARES, THE SELLING FIRM RECEIVES 12B-1 FEES IN THE FIRST YEAR AS A % OF THE AMOUNT INVESTED AND AFTER THE FIRST YEAR AS A % OF AVERAGE DAILY NET ELIGIBLE ASSETS. FOR SELLING FIRMS WITH A FEE-BASED/WRAP

PROGRAM AGREEMENT WITH JOHN HANCOCK FUNDS, THE SELLING FIRM RECEIVES 12B-1 FEES IN THE FIRST YEAR AS A % OF AVERAGE DAILY NET ELIGIBLE ASSETS. CERTAIN RETIREMENT PLATFORMS ALSO RECEIVE 12B-1 FEES IN THE FIRST YEAR AS A % OF AVERAGE DAILY NET ELIGIBLE ASSETS. QUARTERLY PAYMENTS ARE MADE IN ARREARS.

(3) SELLING FIRM COMMISSION AND 12B-1 SERVICE FEE PERCENTAGES ARE CALCULATED FROM DIFFERENT AMOUNTS, AND THEREFORE MAY NOT EQUAL THE TOTAL SELLING FIRM COMPENSATION PERCENTAGES IF COMBINED USING SIMPLE ADDITION.

(4)  UNDERWRITER RETAINS THE BALANCE.

(5) SEE "INITIAL SALES CHARGE ON CLASS A SHARES" FOR A DISCUSSION ON HOW TO QUALIFY FOR A REDUCED SALES CHARGE. JOHN HANCOCK FUNDS MAY TAKE RECENT REDEMPTIONS INTO ACCOUNT IN DETERMINING IF AN INVESTMENT QUALIFIES AS A NEW INVESTMENT.

(6) JOHN HANCOCK FUNDS MAY MAKE A ONE-TIME PAYMENT AT TIME OF INITIAL PURCHASE OUT OF ITS OWN RESOURCES TO A SELLING FIRM THAT SELLS CLASS I SHARES OF THE FUND. THIS PAYMENT MAY BE UP TO 0.15% OF THE AMOUNT INVESTED.

CDSC revenues collected by John Hancock Funds may be used to pay Selling Firm commissions when there is no initial sales charge.

NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of a Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices. In addition, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities and tax-exempt securities) are determined based on market quotations collected prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between the time of the determination of value and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

Equity securities traded on a principal exchange are generally valued at last sale price on the day of valuation or in the case of securities traded on NASDAQ, the NASDAQ official closing price. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

Equity options held by a Fund are priced as of the close of trading (generally 4 p.m. Eastern Time), futures contracts on U.S. government and other fixed-income securities (generally 3 p.m. Eastern Time) and index options held by a Fund are priced as of their close of trading (generally 4:15 p.m. Eastern Time).

Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

If any securities held by the Fund are restricted as to resale, the fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realized from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 4:00 p.m., London time on the date of any determination of the Fund's NAV. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the

Exchange. Currency exchange rates are normally determined at the close of trading in London, England (11:00 a.m., New York Time). The closing prices for securities in markets or on exchanges outside the U.S. that close prior to the close of the Exchange may not fully reflect events that occur after such close but before the close of the Exchange. As a result, the Fund has adopted fair value pricing procedures, which, among other things, require the Fund to fair value such securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Fund to a significant extent. In addition, securities held by some of the Funds may be traded in foreign markets that are open for business on days that the Fund is not, and the trading of such securities on those days may have an impact on the value of a shareholder's investment at a time when the shareholder cannot buy and sell shares of the Fund.

The NAV for each class of the Fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing a class's net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

INITIAL SALES CHARGE ON CLASS A SHARES

Shares of a Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge") or on a contingent deferred basis (the "contingent deferred sales charge or CDSC"). The fund no longer issues share certificates. Shares are electronically recorded. The Trustees reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

The sales charges applicable to purchases of Class A shares of a Fund are described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of a Fund, the investor is entitled to accumulate current purchases with the current offering price of the Class A, Class B, Class C, Class I, or Class R shares of the John Hancock mutual funds owned by the investor (see "Combination Privilege" and "Accumulation Privilege" below).

IN ORDER TO RECEIVE THE REDUCED SALES CHARGE, THE INVESTOR MUST NOTIFY HIS/HER FINANCIAL ADVISER AND/OR THE FINANCIAL ADVISER MUST NOTIFY JOHN HANCOCK SIGNATURE SERVICES, INC. ("SIGNATURE SERVICES") AT THE TIME OF PURCHASE OF THE CLASS A SHARES, ABOUT ANY OTHER JOHN HANCOCK MUTUAL FUNDS OWNED BY THE INVESTOR, THE INVESTOR'S SPOUSE AND THEIR CHILDREN UNDER THE AGE OF 21 LIVING IN THE SAME HOUSEHOLD (SEE "COMBINATION AND ACCUMULATION PRIVILEGE" BELOW). THIS INCLUDES INVESTMENTS HELD IN A RETIREMENT ACCOUNT, AN EMPLOYEE BENEFIT PLAN OR AT A BROKER OR FINANCIAL ADVISER OTHER THAN THE ONE HANDLING YOUR CURRENT PURCHASE. JOHN HANCOCK WILL CREDIT THE COMBINED VALUE, AT THE CURRENT OFFERING PRICE, OF ALL ELIGIBLE ACCOUNTS TO DETERMINE WHETHER YOU QUALIFY FOR A REDUCED SALES CHARGE ON YOUR CURRENT PURCHASE. JOHN HANCOCK SIGNATURE SERVICES, INC. WILL AUTOMATICALLY LINK CERTAIN ACCOUNTS REGISTERED IN THE SAME CLIENT NAME, WITH THE SAME TAXPAYER IDENTIFICATION NUMBER, FOR THE PURPOSE OF QUALIFYING YOU FOR LOWER

INITIAL SALES CHARGE RATES. YOU MUST NOTIFY JOHN HANCOCK SIGNATURE SERVICES INC. AND YOUR BROKER-DEALER (FINANCIAL ADVISER) AT THE TIME OF PURCHASE OF ANY ELIGIBLE ACCOUNTS HELD BY YOUR SPOUSE OR CHILDREN UNDER 21, LIVING IN THE SAME HOUSEHOLD IN ORDER TO INSURE THESE ASSETS ARE LINKED TO YOUR ACCOUNTS.

WITHOUT SALES CHARGES. Class A shares may be offered without a front-end sales charge or contingent deferred sales charge ("CDSC") to various individuals and institutions as follows:

o A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates, sub-adviser or Selling Firms; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, child, grandparent, grandchild, parent, sibling, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew and same sex domestic partner; "Immediate Family") of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

o A broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with John Hancock Funds providing specifically for the use of Fund shares in fee-based investment products or services made available to their clients.

o Individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to an IRA.

o Individuals converting assets held in an IRA, SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to a ROTH IRA.

NOTE: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in the Internal Revenue Codes 401(a), 403(b), 457 and not specified above as waiver eligible, will be subject to applicable sales charges.

o A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

o Certain retirement plans participating in Merrill Lynch servicing programs offered in Class A shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Consultant for further information.

o    Retirement plans investing through the PruSolutions(sm) program .

o Participants in certain 529 Plans that have a signed agreement with John Hancock Funds. No CDSC will be due for redemptions on plan purchases made at NAV with no finder's fee. However, if a plan had a finder's fee or commission, and the entire plan redeemed within 12 months of the first investment in the plan, a CDSC would be due.

o Participant directed retirement plans with at least 100 eligible employees at the inception of the Fund account. Each of these employees may purchase Class A shares with no initial sales charge, if the plan sponsor notifies Signature Services of the number of employees at the time the account is established. However, if the shares are redeemed within 12 months of the inception of the plan, a CDSC will be imposed at the following rate:

            AMOUNT INVESTED                           CDSC RATE
            ---------------                           ---------

            First $1 to $4,999,999                    1.00%
            Next $1 to $5M above that                 0.50%
            Next $1 or more above that                0.25%

IN KIND RE-REGISTRATIONS. A shareholder who withdraws funds via a tax reportable transaction, from one John Hancock fund account, that has previously paid a sales charge, and reregisters those assets directly to another John Hancock Fund account, without the assets ever leaving John Hancock Funds, may do so without paying a sales charge. The beneficial owner must remain the same, i.e., in kind.

Note: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in the Internal Revenue Codes 401(a), 403(b), 457 are not eligible for this provision, and will be subject to applicable sales charges.

Class A shares  may  also be  purchased  without  an  initial  sales  charge  in
connection  with  certain  liquidation,   merger  or  acquisition   transactions
involving other investment companies or personal holding companies.

Reducing Your Class A Sales Charges
-----------------------------------

COMBINATION AND ACCUMULATION PRIVILEGES. For all shareholders in calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21 living in the same household, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and
(c) groups which qualify for the Group Investment Program (see below). Qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege. Class A investors may also reduce their Class A sales charge by taking into account not only the amount being invested but also the current offering price of all the Class A, Class B, Class C, Class I and Class R shares of all John Hancock funds already held by such person. However, Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. To receive a reduced sales charge, the investor must tell his/her financial adviser or Signature Services at the time of the purchase about any other John Hancock mutual funds held by that investor, his or her spouse and their children under the age of 21 living in the same household. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Firm's representative.

GROUP INVESTMENT PROGRAM. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of the fund in its mailings to members at a reduced or no cost to John Hancock Funds.

LETTER OF INTENTION. Reduced Class A sales charges under the Combination and Accumulation Privilege are also applicable to investments made pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using the Fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include traditional, Roth IRAs and Coverdell ESAs, SEP, SARSEP, 401(k), 403(b) (including TSAs), SIMPLE IRA, SIMPLE 401(k), Money Purchase Pension, Profit Sharing and Section 457 plans. An individual's non-qualified and qualified retirement plan investments can be combined to satisfy an LOI (either 13 or 48 months). Since some retirement plans are held in an omnibus account, an investor wishing to count retirement plan holdings towards a Class A purchase must notify Signature Services and his/her financial adviser of these holdings. Such an investment (including accumulations, combinations and reinvested dividends) must aggregate $50,000 or more during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. Purchases made within 90 days prior to the signing of an LOI will be counted towards fulfillment of the LOI, however, the original sales charge will not be recalculated for these previous purchase. The sales charge applicable to all amounts invested after an LOI is signed is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the Fund to sell, any additional Class A shares and may be terminated at any time.


DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES

Investments in Class B and Class C shares are purchased at net asset value per share without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase payment.

CONTINGENT DEFERRED SALES CHARGE. Class B and Class C shares which are redeemed within six years or one year of purchase, respectively, will be subject to a contingent deferred sales charge ("CDSC") at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices or on shares derived from reinvestment of dividends or capital gains distributions.

Class B shares are not available to retirement plans that had more than 100 eligible employees at the inception of the Fund account. You must notify Signature Services of the number of eligible employees at the time your account is established.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchases of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period for Class B or one year CDSC redemption period for Class C, or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share's value above its initial purchase price is not subject to a CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.

When requesting a redemption for a specific dollar amount please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 Class B shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

        o Proceeds of 50 shares redeemed at $12 per shares (50 x 12)    $600.00
        o *Minus Appreciation ($12 - $10) x 100 shares                  (200.00)
        o Minus proceeds  of 10  shares  not  subject  to CDSC
         (dividend  reinvestment)                                       (120.00)
                                                                        --------
        o Amount subject to CDSC                                        $280.00

        *The appreciation is based on all 100 shares in the account NOT just the shares being redeemed.

Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select Selling Firms for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.

WAIVER OF CONTINGENT DEFERRED SALES CHARGE. The CDSC will be waived on redemptions of Class B and Class C shares and Class A shares that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below:

For all account types:

* Redemptions made pursuant to a Fund's right to liquidate your account if you own shares worth less than $1,000.

*    Redemptions   made  under  certain   liquidation,   merger  or  acquisition
     transactions involving other investment companies or personal holding companies.

* Redemptions due to death or disability. (Does not apply to trust accounts unless trust is being dissolved.)

* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" of the Prospectus.

* Redemption of Class B and Class C shares made under a periodic withdrawal plan or redemptions for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note that this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a CDSC).

* Certain retirement plans participating in Merrill Lynch servicing programs offered in Class A, Class B, Class C, [Class R, Class 1 and Class 3] shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Consultant for further information.

* Redemptions of Class A shares made after one year from the inception date of a retirement plan at John Hancock.

* Redemptions of Class A shares by retirement plans that invested through the PruSolutionssm program.

For Retirement Accounts (such as traditional, Roth IRAs and Coverdell ESAs, SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Internal Revenue Code) unless otherwise noted.

* Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code. (WAIVER BASED ON REQUIRED, MINIMUM DISTRIBUTION CALCULATIONS FOR JOHN HANCOCK MUTUAL FUND IRA ASSETS ONLY.)

*    Returns of excess contributions made to these plans.

* Redemptions made to effect certain distributions, as outlined in the chart on the following page, to participants or beneficiaries from employer sponsored retirement plans under sections 401(a) (such as Money Purchase

     Pension Plans and Profit-Sharing Plan/401(k) Plans), 403(b), 457 and 408 (SEPs and SIMPLE IRAs) of the Internal Revenue Code.

Please see matrix for some examples.

------------------------------------------------------------------------------------------------------------------------------------
Type of                  401 (a) Plan (401      403 (b)               457                   IRA, IRA Rollover      Non-retirement
Distribution             (k), MPP, PSP) 457
                         & 408 (SEPs &
                         Simple IRAs)
------------------------------------------------------------------------------------------------------------------------------------
Death or Disability      Waived                 Waived                Waived                Waived                 Waived
------------------------------------------------------------------------------------------------------------------------------------
Over 70 1/2              Waived                 Waived                Waived                Waived for             12% of account
                                                                                            required minimum       value annually in
                                                                                            distributions*or       periodic payments
                                                                                            12% of account
                                                                                            value annually in
                                                                                            periodic payments.
------------------------------------------------------------------------------------------------------------------------------------
Between 59 1/2           Waived                 Waived                Waived                Waived for Life        12% of account
and 70 1/2                                                                                  Expectancy or 12%      value annually in
                                                                                            of account value       periodic payments
                                                                                            annually in
                                                                                            periodic payments.
------------------------------------------------------------------------------------------------------------------------------------
Under 59 1/2             Waived for annuity     Waived for annuity    Waived for            Waived for annuity     12% of account
(Class B and Class C     payments (72t) or      payments (72t) or     annuity payments      payments (72t) or      value annually in
only)                    12% of account         12% of account        (72t) or 12% of       12% of account         periodic payments
                         value annually in      value annually in     account value         value annually in
                         periodic payments.     periodic payments.    annually in           periodic payments.
                                                                      periodic payments.
------------------------------------------------------------------------------------------------------------------------------------
Loans                    Waived                 Waived                N/A                   N/A                    N/A
------------------------------------------------------------------------------------------------------------------------------------
Termination of Plan      Not Waived             Not Waived            Not Waived            Not Waived             N/A
------------------------------------------------------------------------------------------------------------------------------------
Hardships                Waived                 Waived                Waived                N/A                    N/A
------------------------------------------------------------------------------------------------------------------------------------
Qualified Domestic       Waived                 Waived                Waived                N/A                    N/A
Relations Orders
------------------------------------------------------------------------------------------------------------------------------------
Termination of           Waived                 Waived                Waived                N/A                    N/A
Employment Before
Normal
Retirement Age
------------------------------------------------------------------------------------------------------------------------------------
Return of Excess         Waived                 Waived                Waived                Waived                 N/A
------------------------------------------------------------------------------------------------------------------------------------

*REQUIRED  MINIMUM  DISTRIBUTIONS  BASED ON JOHN HANCOCK  MUTUAL FUND IRA ASSETS
ONLY.

If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

ELIGIBLE INVESTORS FOR CLASS R SHARES

Class R shares are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans (eligible retirement plans). Class R shares are also available for Rollover IRA accounts for participants whose plans are invested in Class R shares funds. Class R shares are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs SIMPLE IRAs and individual 403(b) plans.

[INSERT  COMPARABLE  LANGUAGE REGARDING ELIGIBLE INVESTORS FOR CLASS 1 AND CLASS
3]

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

EXCHANGE PRIVILEGE. The Funds permit exchanges of shares of any class for shares of the same class in any other John Hancock fund offering that same class. The registration for both accounts involved must be identical. Identical registration is determined by having the same beneficial owner on both accounts involved in the exchange.

Exchanges between funds are based on their respective net asset values. No sales charge is imposed[, except on exchanges of Class A shares from Money Market Fund or U.S. Government Cash Reserve Fund to another John Hancock fund, if a sales charge has not previously been paid on those shares]. However, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed. For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.

If a retirement plan exchanges the plan's Class A account in its entirety from a Fund to a non-John Hancock investment, the one-year CDSC applies.

Each Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAXES".

SYSTEMATIC WITHDRAWAL PLAN. The Funds permit the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares. Since the redemption price of Fund shares may be more or less than the shareholder's cost, depending upon the market value of the securities owned by the Fund at the time of redemption, the distribution of cash pursuant to this plan may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B and Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time that a Systematic Withdrawal Plan is in effect. Each Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

MONTHLY AUTOMATIC ACCUMULATION PROGRAM ("MAAP"). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the nonpayment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the due date of any investment.

REINSTATEMENT OR REINVESTMENT PRIVILEGE. If Signature Services is notified prior to reinvestment, a shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares of the same class of the Fund or another John Hancock fund, subject to the minimum investment limit of that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund or in Class A shares of any John Hancock fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the class from which the redemption was made. The shareholder's account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

The Fund may refuse any reinvestment request and may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "TAX STATUS."

Retirement plans participating in Merrill Lynch's servicing programs:
--------------------------------------------------------------------

Class A shares are available at net asset value for Merrill Lynch retirement plans, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Consultant for further information.

For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at net asset value).

PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES

Shares of the Funds may be purchased or redeemed through certain Selling Firms. Selling Firms may charge the investor additional fees for their services. The Funds will be deemed to have received a purchase or redemption order when an authorized Selling Firm, or if applicable, a Selling Firm's authorized designee, receives the order. Orders may be processed at the NAV next calculated after the Selling Firm receives the order. The Selling Firm must segregate any orders it receives after the close of regular trading on the New York Stock Exchange and transmit those orders to the Fund for execution at NAV next determined. Some Selling Firms that maintain network/omnibus/nominee accounts with a Fund for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. This fee is paid by the Adviser, the Fund and/or John Hancock Funds, LLC (the Fund's principal distributor).

DESCRIPTION OF FUND SHARES

The Trustees of the Trust are responsible for the management and supervision of each Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of a Fund without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of ten series. Additional series may be added in the future. The Trustees have also authorized the issuance of five classes of shares of each Fund, designated as Class A, Class B, Class C, Class R, Class 1 and Class 3.

The shares of each class of a Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of each Class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of a Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by a Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to each class will be borne exclusively by that class, (ii) Class B, Class C, Class R, Class 1 and Class 3 shares will pay higher distribution and service fees than Class A shares and (iii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the net asset value per share may vary depending on which class of shares are purchased. No interest will be paid on uncashed dividend or redemption checks.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Funds have no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Funds. The Declaration of Trust also provides for indemnification out of a Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no Fund included in the Prospectus shall be liable for the liabilities of any other John Hancock fund. Liability is therefore limited to circumstances in which a Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

Each Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by a Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any loss that may occur to any account due to an unauthorized telephone call. Also for your protection telephone redemptions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Shares of a Fund generally may be sold only to U.S. citizens, U.S. residents, and U.S. Domestic corporations, partnerships, trusts or estates.

TAXES

Tax Status and Taxation of Each Fund
------------------------------------

Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things:

(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and net income from qualified publicly traded partnerships (as defined below);

(b) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid--generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year; and

(c) diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested (x) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). In the case of a Fund's investments in loan participations, the Fund shall treat a financial intermediary as an issuer for the purposes of meeting this diversification requirement.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership
(i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph (c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.

If a Fund qualifies as a regulated investment company for purposes of Subchapter M of the Code, the Fund will not be subject to federal income tax on income distributed timely to its shareholders in the form of dividends (including Capital Gain Dividends, defined below).

If a Fund were to fail to distribute in a calendar year substantially all (i.e. at least 98%) of its ordinary income for such year and substantially all (i.e. at least 98%) of its capital gain net income for the one-year period ending October 31 (or later if a Fund is permitted so to elect and so elects), plus any retained amount from the prior year, such Fund will be subject to a 4% excise tax on the undistributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g., payment of excise tax amounts deemed by the Fund to be de minimis).

Taxation of Fund Distributions and Sales of Fund Shares
-------------------------------------------------------

The sale, exchange, or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gains if the shares have been held as capital assets for more than 12 months and as short-term capital gains if the shares have been held as capital assets for not more than 12 months. However, depending on a shareholder's percentage ownership in a Fund, a partial redemption of Fund shares could cause the shareholder to be treated as receiving a dividend, taxable as ordinary income in an amount equal to the full amount of the distribution, rather than capital gain income.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder may have owned shares in the Fund. Distributions of net capital gains from the sale of investments that a Fund owned for more than 12 months and that are properly designated by a Fund as capital gain dividends ("Capital Gain Dividends") will be taxable to shareholders as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for 12 months or less will be taxable to shareholders as ordinary income. A Fund may elect to retain its net capital gain or a portion thereof for investment and be taxed at corporate rates on the amount retained. In such case, it may designate the retained amount as undistributed capital gains in a notice to its shareholders who will be treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will (i) be required to report his pro rata share of such gain on his tax return as long-term capital gain, (ii) receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain and (iii) increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of being able to deduct investment interest, or (4) if the dividend is received from a foreign corporation that is
(a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund's shares. In any event, if the qualified dividend income received by a Fund during any taxable year is 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2008.

Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any Capital Gain Dividends received by a shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Sales charges paid upon a purchase of shares cannot be taken into account for purposes of determining gain or loss on a sale of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of a Fund pursuant to a reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

A distribution paid to shareholders by a Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. The Trust will provide federal tax information annually, including information about dividends and distributions paid during the preceding year to taxable investors and others requesting such information.

If a Fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

Dividends and distributions on each Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

For corporate shareholders (other than S corporations), the dividends-received deduction will generally apply (subject to a holding period requirement imposed by the Code) to a Fund's dividends paid from investment income to the extent derived from dividends received from U.S. corporations. However, any distributions received by a Fund from REITs will not qualify for the corporate dividends-received deduction. A Fund's investments in REIT equity securities may require such Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends paid by REITs generally will not be eligible to be treated as "qualified dividend income."

Under current law, the Funds serve to block unrelated business taxable income ("UBTI") from being realized by their tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if either: (1) the Fund invests in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"); or (2) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). If a charitable remainder trust (as defined in Code Section 664) realizes any UBTI for a taxable year, it will lose its tax-exempt status for the year. Certain Funds may invest in REITs that hold residual interests in REMICs.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisor to determine the suitability of shares of a Fund as an investment through such plans.

Backup Withholding
------------------

Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges, or redemptions made by any individual shareholder (including foreign individuals) who fails to furnish the Fund with a correct taxpayer identification number, who has under-reported dividends or interest income, or who fails to certify to the Fund that he or she is a United States person and is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010. Distributions will not be subject to backup withholding to the extent they are subject to the withholding tax on foreign persons described in the next paragraph. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.

Withholding on Distributions to Foreign Investors
-------------------------------------------------

Dividend distributions (including distributions derived from short-term capital gains) are in general subject to a U.S. withholding tax of 30% when paid to a nonresident alien individual, foreign estate or trust, a foreign corporation, or a foreign partnership ("foreign shareholder"). Persons who are resident in a country, such as the U.K., that has an income tax treaty with the U.S. may be

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

eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty. Distributions of Capital Gain Dividends paid by a Fund to a foreign shareholder, and any gain realized upon the sale of Fund shares by such a shareholder, will ordinarily not be subject to U.S. taxation, unless the recipient or seller is a nonresident alien individual who is present in the United States for more than 182 days during the taxable year. However, such distributions and sale proceeds may be subject to backup withholding, unless the foreign investor certifies his non-U.S. residency status. Also, foreign shareholders with respect to whom income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares, and, in the case of a foreign corporation, may also be subject to a branch profits tax. Again, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results, and are urged to consult their tax advisors.

Under the American Jobs Creation Act of 2004 (the "2004 Act"), effective for taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008, a Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign shareholder (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions are properly designated by the Fund (the "interest-related dividends"), and (ii) with respect to distributions (other than distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund (the "short-term capital gain dividends").

If a beneficial holder who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

The 2004 Act modifies the tax treatment of distributions from a Fund that are paid to a foreign shareholder and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the 2004 Act, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign shareholders attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign shareholders to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning after December 31, 2004) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if a Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign shareholders. Foreign shareholders in a Fund should consult their tax advisors with respect to the potential application of the 2004 Act.

Foreign Taxes
-------------

A Fund's investments in foreign securities may be subject to foreign withholding taxes on dividends, interest, or capital gains which will decrease a Fund's yield. Foreign withholding taxes may be reduced under income tax treaties between the United States and certain foreign jurisdictions. Depending on the number  of  non-U.S.  shareholders  in a Fund,  however,  such  reduced  foreign withholding tax rates may not be available for investments in certain jurisdictions.

If, at the end of the fiscal year, more than 50% of the value of the total assets of any Fund is represented by direct investments in stock or securities of foreign corporations, the Fund may make an election that allows shareholders whose income from the Fund is subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. In such a case, the amounts of qualified foreign income taxes paid by the Fund would be treated as additional income to Fund shareholders from non-U.S. sources and as foreign taxes paid by Fund shareholders. Investors should consult their tax advisors for further information relating to the foreign tax credit and deduction, which are subject to certain restrictions and limitations (including a holding period requirement applied at both the Fund and shareholder level imposed by the Code). Shareholders of any of the International Funds whose income from the Fund is not subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations may receive substantially different tax treatment of distributions by the relevant Fund, and may be disadvantaged as a result of the election described in this paragraph.

Tax Implications of Certain Investments
---------------------------------------

Certain of the Funds' investments, including assets "marked to the market" for federal income tax purposes, debt obligations issued or purchased at a discount and potentially so-called "index securities" (including inflation-indexed bonds), will create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

The Funds' transactions in options, futures contracts, hedging transactions, forward contracts, straddles, swaps, and foreign currencies may accelerate income, defer losses, cause adjustments in the holding periods of the Funds' securities and convert long-term capital gains into short-term capital gains and short-term capital losses into long-term capital losses. These transactions may affect the amount, timing, and character of distributions to shareholders.

A Fund's investments in certain passive foreign investment companies ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, if a Fund is in a position to treat such a passive foreign investment company as a "qualified electing fund," the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternately, a Fund may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return. A Fund that indirectly invests in PFICs by virtue of the Fund's investment in other investment companies may not make such elections; rather, the underlying investment companies directly investing in PFICs would decide whether to make such elections. Dividends paid by PFICs will not be eligible to be treated as "qualified dividend income."

A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Loss of Regulated Investment Company Status
-------------------------------------------

A Fund may experience particular difficulty qualifying as a regulated investment company in the case of highly unusual market movements, in the case of high redemption levels and/or during the first year of its operations. If the Fund were to not qualify for taxation as a regulated investment company for any taxable year, the Fund's income would be taxed at the Fund level at regular corporate rates, and all distributions from earnings and profits, including distributions of net long-term capital gains and net tax-exempt income, generally would be taxable to shareholders as ordinary income and subject to withholding in the case of non-U.S. shareholders. Such distributions generally would be eligible (i) to be treated as "qualified dividend income" in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a regulated investment company that is accorded special tax treatment, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest on such gains, and make certain substantial distributions.

Tax Shelter Reporting Regulations
---------------------------------

If a shareholder realizes a loss on disposition of a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser's investment and/or trading personnel. Orders for purchases and sales of securities are placed in a manner, which, in the opinion of such personnel, will offer the best price and market for the execution of each such transaction. Each Fund's trading practices and investments are reviewed periodically by the Adviser's Senior Investment Policy Committee and its Brokerage Practices Committee which consists of officers of the Adviser and quarterly by the Adviser's Investment Committee which consists of officers of the Adviser and Trustees of the Trust who are interested persons of the Funds.

Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market maker reflect a "spread." Investments in debt securities are generally traded on a "net" basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own account without a stated commission, although the price of the security usually includes a profit to the dealer. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or premiums are paid. Investments in equity securities are generally traded on exchanges or on over-the-counter markets at fixed commission rates or on a net basis. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

The Funds' primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. The policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with best execution, a Fund's trades may be executed by dealers that also sell shares of John Hancock funds; however the Adviser does not consider sales of shares of a Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions. To the extent consistent with the foregoing, each Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, and may include, to a lesser extent the availability and value of research information and statistical assistance furnished to the Adviser of the Fund. The Adviser has implemented policies and procedures (approved by the Fund's board of Trustees) reasonably designed to ensure that each Fund's selection of the broker-dealer is not influenced by considerations about the sales of Fund shares.

Where research is available for cash payments, the Adviser pays for such research from its own resources, and not with brokerage commissions. In other cases, as permitted by Section 28(e) of the Securities Exchange Act of 1934, a Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Adviser that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. "Commissions", as interpreted by the SEC, include fees paid to brokers for trades conducted on an agency basis, and certain mark-ups, mark-downs, commission equivalents and other fees received by dealers in riskless principal transactions placed in the over-the-counter market.

The term "broker and research service" includes research services received from broker-dealers which supplement the Adviser's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; and information concerning prices and ratings of securities. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and, the providing of specialized consultations with the Adviser's personnel with respect to computerized systems and data furnished as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

The outside research assistance is useful to the Adviser since the broker-dealers used by the Adviser tend to follow a broader universe of securities and other matters than the Adviser's staff can follow. In addition, the research provides the Adviser with a diverse perspective on financial markets. Research services provided to the Adviser by broker-dealers are available for the benefit of all accounts managed or advised by the Adviser or by its affiliates or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser's clients, including a Fund. However, a Fund is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

The Adviser believes that the research services are beneficial in supplementing the Adviser's research and analysis and that they improve the quality of the Adviser's investment advice. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The advisory fee paid by a Fund is not reduced because the Adviser receives such services. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. However, to the extent that the Adviser would have purchased research services had they not been provided by broker-dealers, or would have developed comparable information through its own staff, the expenses to the Adviser could be considered to have been reduced accordingly. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to a Fund. The Funds will make no commitment to allocate portfolio transactions upon any prescribed basis.

Broker-dealers may be willing to furnish statistical, research and other factual information or services to the Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold from time to time through such broker-dealers on behalf of a Fund or the Adviser's other clients.

While the Adviser will be primarily responsible for its allocation of a Fund's brokerage business, the policies and practices of the Adviser in this regard must be consistent with the foregoing and at all times be subject to review by the Trustees.

Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through the brokers affiliated with the Adviser ("Affiliated Brokers"). Affiliated Brokers may act as broker for a Fund on exchange transactions, subject, however, to the general policy of the Funds set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those that the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if a Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser that is affiliated with the Affiliated Broker, has, as an investment adviser to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

[The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of Signator Investors, Inc., a broker-dealer ("Signator" or an "Affiliated Broker"). The Adviser's indirect parent, Manulife Financial, is the parent of another broker-dealer, John Hancock Distributors LLC (until December 31, 2004, Manulife Financial Securities, LLC) ("JH Distributors" or "Affiliated Broker").

[Subadviser information to be added by amendment]

Other investment advisory clients advised by the Adviser may also invest in the same securities as a Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. Because of this, client accounts in a particular style may sometimes not sell or acquire securities as quickly or at the same prices as they might if each were managed and traded individually.

For purchases of equity securities, when a complete order is not filled, a partial allocation will be made to each participating account PRO RATA based on the order size. For high demand issues (for example, initial public offerings), shares will be allocated pro rata by account size as well as on the basis of account objective, account size ( a small account's allocation may be increased to provide it with a meaningful position), and the account's other holdings. In addition, an account's allocation may be increased if that account's portfolio manager was responsible for generating the investment idea or the portfolio manager intends to buy more shares in the secondary market. For fixed income accounts, generally securities will be allocated when appropriate among accounts based on account size, except if the accounts have different objectives or if an account is too small to get a meaningful allocation. For new issues, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. However, if a partial allocation is too small to be meaningful, it may be reallocated based on such factors as account objectives, strategies, duration benchmarks and credit and sector exposure. For example, value funds will likely not participate in initial public offerings as frequently as growth funds. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, Massachusetts 02217-1000, a wholly-owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Funds. The Funds pay Signature Services monthly a fee which is based on an annual rate of $16.00 for each Class A shareholder account and $18.50 for each Class B shareholder account and $17.50 for each Class C shareholder account. The Funds also pay Signature Services monthly a fee which is based on an annual rate of 0.05% of average daily net assets attributable to Class A, B and Class C shares. For Class A, B, and C shares, the Funds also pay certain out-of-pocket expenses. Expenses are aggregated and allocated to each class on the basis of their relative net asset values. With respect to Class I shares, the Funds pay Signature Services monthly a fee which is based on an annual rate of 0.05% of average daily net assets attributable to Class I shares. [Transfer Agent fee structure for Class 1 and Class 3 shares to be inserted] For shares held of record in omnibus or there group accounts where administration and other shareholder services are provided by the Selling Firm or group administrator, the Selling Firm or administrator will charge a service fee to the Funds. For such shareholders, Signature Services does not charge its account fee.

CUSTODY OF PORTFOLIO

Portfolio securities of the Funds are held pursuant to a custodian agreement between the Funds and The Bank of New York, One Wall Street, New York, New York 10286. Under the custodian agreement, The Bank of New York is performing custody, Foreign Custody Manager and fund accounting services.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent registered public accounting firm of the Funds is [           ].
[            ] audits and  renders an opinion on the Funds'  annual  financial statements  and reviews the Funds' annual Federal income tax return.

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS.


(a)       (1)   Agreement and Declaration of Trust dated June 9, 2005 is
                incorporated herein by reference to the Registrant's initial
                Registration Statement on Form N-1A (File Nos. 333-125838 and
                811-21777) as to the Registrant's shares of beneficial interest filed with the Securities and Exchange Commission on June 15, 2005 (Accession No. 0000898432-05-000492) ("Initial
                Registration Statement").

          (2) Amended and Restated Agreement and Declaration of Trust dated June 29, 2005 filed herewith.

(b) By-laws are incorporated herein by reference to the Registrant's Initial Registration Statement.

(c)       Not applicable.

(d)       Advisory Agreement (to be filed by amendment).

(e)       Distribution Agreement (to be filed by amendment).

(f)       Not Applicable.

(g)       Custodian Agreement (to be filed by amendment).

(h)       (1)   Underwriting Agreement (to be filed by amendment).

          (2) Accounting and Administrative Services Agreement (to be filed by amendment).

(i)       Opinion and Consent of Counsel (to be filed by amendment).

(j)       (1)   Consent of Registered Public Accounting Firm (to be filed by amendment).

          (2)   Powers of Attorney (to be filed by amendment).

(k)       Not Applicable.

(l)       Not Applicable.

(m) Plan of Distribution pursuant to Rule 12b-1 (to be filed by amendment).

(n)       Multiple Class Plan pursuant to 18f-3 (to be filed by amendment).

(o)       Reserved.

(p) Code of Ethics of the Registrant, its Investment Adviser and its Principal Underwriter (to be filed by amendment).

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

                    [Information to be provided by amendment]

ITEM 25.  INDEMNIFICATION.

      The Registrant's Amended and Restated Agreement and Declaration of Trust filed herewith contains, and the Underwriting Agreement to be filed by amendment is expected to contain, provisions limiting the liability, and providing for the indemnification, of the Trustees and officers under certain circumstances.

      Registrant's Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their official capacities as such. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("Securities Act"), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 25, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

      Reference is made to: (i) the information set forth under the caption "Investment Advisory and Other Services" in the Statement of Additional Information; and (ii) the Form ADV of John Hancock Investment Management Services, LLC (SEC No. 801-28947) filed with the Commission, both of which are incorporated herein by reference.

ITEM 27.  PRINCIPAL UNDERWRITERS

      (a) John Hancock Funds, LLC acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor for [to be provided by amendment]

      (b) The following table presents certain information with respect to each director and officer of John Hancock Funds, LLC:

NAME AND PRINCIPAL     POSITIONS AND OFFICES WITH    POSITIONS AND OFFICES WITH
 BUSINESS ADDRESS             UNDERWRITER                    REGISTRANT

--------------------------------------------------------------------------------
                      [To be provided by amendment]

      (c) Not Applicable

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

      All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, [NAME/ADDRESS] and its transfer agent, [ NAME/ADDRESS], with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of John Hancock Investment Management Services, LLC, 601 Congress Street, Boston, Massachusetts, 02210. Registrant is informed that all applicable accounts, books documents required to be maintained by registered investment advisers are in the custody and possession of John Hancock Investment Management Services.

ITEM 29.  MANAGEMENT SERVICES.

      None

ITEM 30.  UNDERTAKINGS.

      Not Applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Pre-Effective Amendment No. 1 on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts on this 30th day of June 2005.

                                            JOHN HANCOCK FUNDS III


                                        By: /s/ James A. Shepherdson
                                            --------------------------------
                                            Name: James A. Shepherdson
                                            Title: President


      Pursuant to the requirements of the Securities Act, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

            SIGNATURE                      TITLE                     DATE
-----------------------------      -----------------------    ------------------

/s/ James A. Shepherdson            President                   June 30, 2005
-----------------------------
James A. Shepherdson

/s/ William H. King                 Treasurer                   June 30, 2005
-----------------------------
William H. King

/s/ John J. Danello                 Secretary & Trustee         June 30, 2005
-----------------------------
John J. Danello

/s/ Bruce R. Speca                  Trustee                     June 30, 2005
-----------------------------
Bruce R. Speca

/s/ Betsy A. Seel                   Trustee                     June 30, 2005
-----------------------------
Betsy A. Seel

                                INDEX TO EXHIBITS

Exhibit
Number      Description
------      -----------

(a) (2) Amended and Restated Agreement and Declaration of Trust dated June 29, 2005.